UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8416

                        Touchstone Variable Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

             Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 362-8000
                                                     ---------------------------
Date of fiscal year end:  12/31/06
                          ------------------------------------------------------

Date of reporting period: 06/30/06
                          ------------------------------------------------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

TABULAR PRESENTATION OF SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
(UNAUDITED)                                                        June 30, 2006

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

--------------------------------------------------------------------------------
                            TOUCHSTONE BALANCED FUND
                            ------------------------
EQUITY SECTOR ALLOCATION                                    (% OF EQUITY ASSETS)
Financials                                                                 35.1
Consumer Discretionary                                                     17.3
Health Care                                                                13.6
Industrials                                                                10.0
Information Technology                                                      9.8
Utilities                                                                   6.9
Energy                                                                      5.0
Materials                                                                   1.4
Telecommunication                                                           0.9
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----

FIXED INCOME                                                        (% OF FIXED
SECTOR ALLOCATION                                                 INCOME ASSETS)
U.S. Treasury                                                              35.0
U.S. Agency                                                                24.6
AAA/Aaa                                                                     6.5
AA/Aa                                                                      11.8
A/A                                                                        11.1
BBB/Baa                                                                     6.7
BB/Ba                                                                       4.3
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----

ASSET ALLOCATION                                               (% OF NET ASSETS)
Equities                                                                   68.1
Fixed Income                                                               31.1
Investment Funds                                                            2.0
Other Assets/Liabilities                                                   (1.2)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND
                   ------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Information Technology                                                     21.7
Health Care                                                                18.3
Financials                                                                 16.2
Consumer Discretionary                                                     16.1
Industrials                                                                12.2
Consumer Staples                                                            9.6
Telecommunication                                                           3.2
Investment Funds                                                            5.4
Other Assets/Liabilities (Net)                                             (2.7)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         TOUCHSTONE GROWTH & INCOME FUND
                         -------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Financials                                                                 31.5
Energy                                                                     18.7
Information Technology                                                     13.9
Industrials                                                                 8.6
Health Care                                                                 8.6
Consumer Staples                                                            5.5
Telecommunication                                                           4.3
Materials                                                                   3.3
Consumer Discretionary                                                      1.6
Utilities                                                                   1.5
Investment Funds                                                            3.1
Other Assets/Liabilities (Net)                                             (0.6)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         TOUCHSTONE BARON SMALL CAP FUND
                         -------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Consumer Discretionary                                                     43.1
Financials                                                                 17.6
Health Care                                                                14.6
Industrials                                                                 8.3
Energy                                                                      6.4
Information Technology                                                      2.4
Utilities                                                                   1.8
Telecommunication                                                           1.8
Materials                                                                   1.2
Consumer Staples                                                            1.1
Investment Funds                                                           17.1
Other Assets/Liabilities (Net)                                            (15.4)
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            TOUCHSTONE CORE BOND FUND
                            -------------------------
CREDIT QUALITY                                          (% OF TOTAL INVESTMENTS)
U.S. Treasury                                                              22.5
U.S. Agency                                                                34.7
AAA/Aaa                                                                    21.7
AA/Aa                                                                       2.0
A/A                                                                         7.6
BBB/Baa                                                                     7.9
Other                                                                       3.6
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      TOUCHSTONE ENHANCED DIVIDEND 30 FUND
                      ------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Industrials                                                                20.3
Consumer Staples                                                           19.7
Telecommunication                                                          18.5
Financials                                                                 11.0
Information Technology                                                      8.2
Consumer Discretionary                                                      7.0
Health Care                                                                 6.5
Materials                                                                   4.0
Energy                                                                      3.3
Investment Funds                                                            3.0
Other Assets/Liabilities (Net)                                             (1.5)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           TOUCHSTONE HIGH YIELD FUND
                           --------------------------
CREDIT QUALITY                                          (% OF TOTAL INVESTMENTS)
AAA/Aaa                                                                     0.2
BBB/Baa                                                                     4.6
BB/Ba                                                                      40.0
B/B                                                                        53.4
CCC/Caa                                                                     1.8
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

2

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Tabular Presentation of Schedules of Investments continued
--------------------------------------------------------------------------------

                         TOUCHSTONE MID CAP GROWTH FUND
                         ------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Health Care                                                                26.0
Information Technology                                                     19.3
Industrials                                                                16.3
Energy                                                                     15.7
Consumer Discretionary                                                      9.2
Financials                                                                  7.7
Materials                                                                   1.7
Investment Funds                                                           29.0
Other Assets/Liabilities (Net)                                            (24.9)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       TOUCHSTONE THIRD AVENUE VALUE FUND
                       ----------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Financials                                                                 35.3
Energy                                                                     14.5
Information Technology                                                     13.4
Consumer Discretionary                                                     12.5
Materials                                                                   5.7
Industrials                                                                 4.8
Health Care                                                                 4.0
Investment Funds                                                           27.4
Other Assets/Liabilities (Net)                                            (17.6)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          TOUCHSTONE MONEY MARKET FUND
                          ----------------------------
CREDIT QUALITY                                          (% OF TOTAL INVESTMENTS)
A-1/P-1F-1                                                                 99.7
FW1*                                                                        0.3
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----

PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
Variable Rate Demand Notes                                                 50.7
Corporate Notes/Commercial Paper                                           45.2
Taxable Municipal Bonds                                                     4.1
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           TOUCHSTONE VALUE PLUS FUND
                           --------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Financials                                                                 28.7
Health Care                                                                11.8
Energy                                                                     11.7
Information Technology                                                     10.9
Industrials                                                                10.9
Consumer Discretionary                                                      8.2
Consumer Staples                                                            7.3
Utilities                                                                   5.1
Telecommunication                                                           2.8
Materials                                                                   1.2
Investment Funds                                                            8.6
Other Assets/Liabilities (Net)                                             (7.2)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

* Equivalent of Standard & Poor's and Moody's highest short-term ratings of A1 and P1, respectively, based upon independent research conducted by Fort Washington Investment Advisors, Inc.

                                                                               3
                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------
                         TOUCHSTONE AGGRESSIVE ETF FUND
                         ------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Exchange Traded Funds                                                      98.2
Investment Funds                                                            1.9
Other Assets/Liabilities (Net)                                             (0.1)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        TOUCHSTONE CONSERVATIVE ETF FUND
                        --------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Exchange Traded Funds                                                      98.8
Investment Funds                                                            1.8
Other Assets/Liabilities (Net)                                             (0.6)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          TOUCHSTONE ENHANCED ETF FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Exchange Traded Funds                                                      98.6
Investment Funds                                                            1.8
Other Assets/Liabilities (Net)                                             (0.4)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          TOUCHSTONE MODERATE ETF FUND
                          ----------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Exchange Traded Funds                                                      99.4
Investment Funds                                                            1.7
Other Assets/Liabilities (Net)                                             (1.1)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

4

------------------------
Touchstone Balanced Fund
------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2006 (Unaudited)

    Shares                                                              Value

COMMON STOCKS -- 68.1%
  ADVERTISING -- 3.9%
        4,900   Lamar Advertising Co.*                               $   263,914
        5,600   Omnicom Group, Inc.                                      498,904
        6,050   WPP Group plc - ADR                                      364,755
--------------------------------------------------------------------------------
                                                                       1,127,573
--------------------------------------------------------------------------------
  AEROSPACE & DEFENSE -- 2.1%
        2,200   DRS Technologies, Inc.                                   107,250
        5,400   Goodrich Corp.                                           217,566
        3,700   L-3 Communications Holdings, Inc.                        279,054
--------------------------------------------------------------------------------
                                                                         603,870
--------------------------------------------------------------------------------
  BANKING -- 4.6%
        1,900   M&T Bank Corp. +                                         224,048
        3,600   Prosperity Bancshares, Inc.                              118,404
        6,900   Wachovia Corp.                                           373,152
        8,200   Zions Bancorp                                            639,108
--------------------------------------------------------------------------------
                                                                       1,354,712
--------------------------------------------------------------------------------
  BUSINESS SERVICES -- 0.9%
        6,400   ChoicePoint, Inc.*                                       267,328
--------------------------------------------------------------------------------
  COMMERCIAL SERVICES -- 0.8%
        4,900   Anixter International, Inc.                              232,554
--------------------------------------------------------------------------------
  COMPUTERS -- 1.6%
        9,900   Cisco Systems, Inc.*                                     193,347
        2,500   Jabil Circuit, Inc.                                       64,000
        6,300   Zebra Technologies, Inc. - Class A* +                    215,208
--------------------------------------------------------------------------------
                                                                         472,555
--------------------------------------------------------------------------------
  DIVERSIFIED MANUFACTURING -- 0.9%
        7,800   General Electric, Inc.                                   257,088
--------------------------------------------------------------------------------
  ELECTRONICS -- 0.8%
        4,400   Amphenol Corp. - Class A                                 246,224
--------------------------------------------------------------------------------
  FINANCIAL SERVICES -- 12.3%
        2,600   Capital One Financial Corp.                              222,170
       11,400   CIT Group, Inc.                                          596,106
       16,200   Citigroup, Inc.                                          781,487
        5,800   Countrywide Financial Corp.                              220,864
       18,400   JPMorgan Chase & Co.                                     772,800
        3,500   MBIA, Inc.                                               204,925
        6,600   Merrill Lynch & Co., Inc.                                459,096
       11,800   TCF Financial Corp.                                      312,110
--------------------------------------------------------------------------------
                                                                       3,569,558
--------------------------------------------------------------------------------
  HEALTH & HOSPITALS -- 2.9%
        9,500   Laboratory Corp. of America Holdings*                    591,185
        5,600   Omnicare, Inc.                                           265,552
--------------------------------------------------------------------------------
                                                                         856,737
--------------------------------------------------------------------------------
  HOME BUILDING -- 1.5%
        8,800   Centex Corp.                                             442,640
--------------------------------------------------------------------------------
  INSURANCE -- 7.7%
       12,200   Conseco, Inc.*                                           281,820
        4,900   Everest Re Group Ltd.                                    424,193
        3,650   Hartford Financial Services
                Group, Inc. (The)                                        308,790
        7,800   MGIC Investment Corp.                                    507,000
        4,400   PartnerRe Ltd.                                           281,820
        8,600   Reinsurance Group of America, Inc.                       422,690
--------------------------------------------------------------------------------
                                                                       2,226,313
--------------------------------------------------------------------------------
  MACHINERY/ENGINEERING -- 0.6%
        2,900   National-Oilwell, Inc.*                                  183,628
--------------------------------------------------------------------------------
  MANUFACTURING -- 3.7%
        4,200   Actuant Corp. - Class A                                  209,790
        3,000   Eaton Corp.                                              226,200
       12,057   Gentex Corp.                                             168,798
       13,400   Thermo Electron Corp.*                                   485,616
--------------------------------------------------------------------------------
                                                                       1,090,404
--------------------------------------------------------------------------------
  MEDICAL RESEARCH -- 2.6%
        6,000   Beckman Coulter, Inc.                                    333,300
        6,700   Invitrogen Corp.*                                        442,669
--------------------------------------------------------------------------------
                                                                         775,969
--------------------------------------------------------------------------------
  OIL & GAS -- 2.8%
        3,400   ConocoPhillips                                           222,802
        3,250   Exxon Mobil Corp.                                        199,388
        6,200   Range Resources Corp.                                    168,578
        4,900   XTO Energy, Inc.                                         216,923
--------------------------------------------------------------------------------
                                                                         807,691
--------------------------------------------------------------------------------
  PAPER PRODUCTS -- 1.0%
       26,700   Smurfit-Stone Container Corp.*                           292,098
--------------------------------------------------------------------------------
  PHARMACEUTICALS -- 0.7%
        8,700   Pfizer, Inc.                                             204,189
--------------------------------------------------------------------------------
  RESTAURANTS -- 1.4%
        8,800   Applebee's International, Inc.                           169,136
        6,000   Jack in the Box, Inc.*                                   235,200
--------------------------------------------------------------------------------
                                                                         404,336
--------------------------------------------------------------------------------
  RETAIL -- 4.7%
       15,000   Claire's Stores, Inc.                                    382,650
        5,600   Federated Department Stores, Inc.                        204,960
       10,200   K-Swiss, Inc.                                            272,340
       22,600   TJX Companies, Inc. (The)                                516,636
--------------------------------------------------------------------------------
                                                                       1,376,586
--------------------------------------------------------------------------------
  TECHNOLOGY -- 2.1%
        5,500   CDW Corp.                                                300,575
       34,814   Taiwan Semiconductor
                Manufacturing Co. - ADR                                  319,593
--------------------------------------------------------------------------------
                                                                         620,168
--------------------------------------------------------------------------------
  TELECOMMUNICATIONS -- 2.1%
        3,000   ALLTEL Corp.                                             191,490
       20,700   Motorola, Inc.                                           417,105
--------------------------------------------------------------------------------
                                                                         608,595
--------------------------------------------------------------------------------
  TRUCKING/SHIPPING -- 1.6%
        4,100   Oshkosh Truck Corp.                                      194,832
        8,700   Pacer International, Inc.                                283,446
--------------------------------------------------------------------------------
                                                                         478,278
--------------------------------------------------------------------------------
  UTILITIES -- 4.8%
        5,800   Dominion Resources                                       433,782
       26,900   Duke Energy Corp.                                        790,053
        4,900   SCANA Corp.                                              189,042
--------------------------------------------------------------------------------
                                                                       1,412,877
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                  $19,911,971
--------------------------------------------------------------------------------
FOREIGN STOCKS -- 1.5%
  PHARMACEUTICALS -- 1.5%
        2,700   Roche Holding AG                                     $   446,319
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 2.0%
      595,276   Touchstone Institutional
                Money Market Fund ^ **                               $   595,276
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                        ------------------------
                                                        Touchstone Balanced Fund
                                                        ------------------------

 Principal                                    Interest   Maturity
  Amount                                        Rate       Date         Value

CORPORATE BONDS -- 9.7%
  BANKING -- 0.9%
$     250,000  BB&T Corp.                       7.25%     6/15/07   $   253,149
          101  Nykredit                         6.00%     10/1/26            18
--------------------------------------------------------------------------------
                                                                        253,167
--------------------------------------------------------------------------------
  BEVERAGES -- 0.5%
      160,000  Coca-Cola                        8.95%     11/1/06       160,800
--------------------------------------------------------------------------------
  FINANCIAL SERVICES -- 2.7%
      500,000  General Electric
               Capital Corp.                    6.75%     3/15/32       533,711
      250,000  Household
               Finance Corp.                    7.88%      3/1/07       253,503
--------------------------------------------------------------------------------
                                                                        787,214
--------------------------------------------------------------------------------
  HOTELS & LODGING -- 1.2%
      350,000  ITT Corp.                        7.38%    11/15/15       352,625
--------------------------------------------------------------------------------
  OIL & GAS -- 1.9%
      500,000  Pemex Project
               Funding Master Trust             9.13%    10/13/10       547,500
--------------------------------------------------------------------------------
  RETAIL -- 0.7%
      250,000  Wal-Mart
               Stores, Inc.                     5.25%      9/1/35       218,132
--------------------------------------------------------------------------------
  TECHNOLOGY -- 0.9%
      250,000  IBM Corp.                        4.88%     10/1/06       249,605
--------------------------------------------------------------------------------
  TELECOMMUNICATIONS -- 0.9%
      250,000  Verizon Global                   7.75%     6/15/32       269,155
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                               $ 2,838,198
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 0.1%
  TRANSPORTATION -- 0.1%
       30,000  Oklahoma
               City Airport                     9.40%     11/1/10   $    31,762
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENT OBLIGATIONS -- 0.8%
  GREAT BRITAIN -- 0.8%
GBP   105,000  United Kingdom
               Treasury                         8.00%     12/7/15   $   242,046
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 9.0%
      500,000  Federal Home
               Loan Mortgage
               Corporation                      6.25%      3/5/12       501,324
      367,808  Federal National
               Mortgage
               Association                      5.50%     11/1/33       354,825
       72,600  Federal National
               Mortgage
               Association                      6.00%      1/1/14        72,857
       59,624  Federal National
               Mortgage
               Association                      6.00%      3/1/31        58,941
       34,771  Federal National
               Mortgage
               Association                      6.00%      2/1/33        34,330
       35,464  Federal National
               Mortgage
               Association                      6.50%     12/1/12        35,965
      332,165  Government
               National Mortgage
               Association                      5.50%     7/15/33       322,418
      112,889  Government
               National Mortgage
               Association                      6.00%    12/15/32       112,150
      337,138  Government
               National Mortgage
               Association                      6.00%    11/15/33       334,489
      253,592  Government
               National Mortgage
               Association                      6.00%    12/15/33       251,898
      498,778  Government
               National Mortgage
               Association                      6.00%    12/15/33       495,446
       34,682  Government
               National Mortgage
               Association                      7.00%     1/15/32        35,769
       26,472  Government
               National Mortgage
               Association                      7.50%      9/1/30        27,675
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
& AGENCY OBLIGATIONS                                                $ 2,638,087
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 10.0%
      250,000  U.S. Treasury Bond               5.50%     8/15/28       256,856
      500,000  U.S. Treasury Note               3.25%     8/15/07       489,199
      550,000  U.S. Treasury Note               3.25%     1/15/09       525,551
      900,000  U.S. Treasury Note               3.50%    11/15/06       894,269
      800,000  U.S. Treasury Note               4.13%     8/15/10       771,313
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                     $ 2,937,188
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 101.2%
(COST $28,490,099)                                                  $29,640,847
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.2%)                        (355,522)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $29,285,325
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2006, was $431,892.
**    As of June 30, 2006, $440,970 represents collateral for securities loaned.
ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

6

-------------------------------
Touchstone Baron Small Cap Fund
-------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2006 (Unaudited)

   Shares                                                               Value

COMMON STOCKS -- 98.3%
  APPAREL -- 3.2%
     18,000   Carter's, Inc.*                                       $   475,740
      8,000   Polo Ralph Lauren Corp.                                   439,200
--------------------------------------------------------------------------------
                                                                        914,940
--------------------------------------------------------------------------------
  BUSINESS SERVICES -- 3.8%
     12,000   ChoicePoint Inc.*                                         501,240
     15,000   Copart, Inc.*                                             368,400
      7,400   Macquarie Infrastructure Co.                              204,166
--------------------------------------------------------------------------------
                                                                      1,073,806
--------------------------------------------------------------------------------
  CHEMICALS -- 2.0%
     15,000   Senomyx, Inc.*                                            216,450
     15,000   Symyx Technologies, Inc.*                                 362,250
--------------------------------------------------------------------------------
                                                                        578,700
--------------------------------------------------------------------------------
  COMMUNICATIONS -- 1.8%
     20,000   SBA Communications Corp.*                                 522,800
--------------------------------------------------------------------------------
  CONSULTING -- 0.6%
      4,100   Hewitt Associates, Inc.*                                   92,168
      4,000   LECG Corp.*                                                73,880
--------------------------------------------------------------------------------
                                                                        166,048
--------------------------------------------------------------------------------
  DISTRIBUTION -- 0.9%
      5,850   Beacon Roofing Supply, Inc.* +                            128,759
      2,100   Watsco, Inc.                                              125,622
--------------------------------------------------------------------------------
                                                                        254,381
--------------------------------------------------------------------------------
  EDUCATION -- 4.5%
     30,000   DeVry, Inc.*                                              659,100
      4,000   Strayer Education, Inc.                                   388,480
     10,000   Universal Technical Institute, Inc.*                      220,200
--------------------------------------------------------------------------------
                                                                      1,267,780
--------------------------------------------------------------------------------
  ENERGY & ENERGY SERVICES -- 6.4%
      5,000   CARBO Ceramics, Inc. +                                    245,650
     12,000   Encore Acquisition Company*                               321,960
      9,500   FMC Technologies, Inc.*                                   640,870
     27,500   International Coal Group, Inc.*                           197,725
      5,000   SEACOR Holdings, Inc.*                                    410,500
--------------------------------------------------------------------------------
                                                                      1,816,705
--------------------------------------------------------------------------------
  FINANCIAL SERVICES/ASSET MANAGEMENT -- 1.2%
     15,000   Cohen & Steers, Inc.                                      354,000
--------------------------------------------------------------------------------
  FINANCIAL SERVICES/BROKERAGE & EXCHANGES -- 3.8%
     10,000   International Securities Exchange, Inc.                   380,700
     24,000   Jefferies Group, Inc.                                     711,120
--------------------------------------------------------------------------------
                                                                      1,091,820
--------------------------------------------------------------------------------
  FINANCIAL SERVICES/COMMUNITY BANKS -- 4.7%
     12,500   Center Financial Corp.                                    295,500
      8,000   Central Pacific Financial Corp.                           309,600
     12,000   First Republic Bank                                       549,600
     11,000   UCBH Holdings, Inc. +                                     181,940
--------------------------------------------------------------------------------
                                                                      1,336,640
--------------------------------------------------------------------------------
  FINANCIAL SERVICES/INSURANCE -- 2.5%
     12,000   Arch Capital Group Ltd.*                                  713,520
--------------------------------------------------------------------------------
  FINANCIAL SERVICES/MISCELLANEOUS -- 2.0%
      6,000   CheckFree Corp.*                                          297,360
      5,000   First Marblehead Corp. (The) +                            284,700
--------------------------------------------------------------------------------
                                                                        582,060
--------------------------------------------------------------------------------
  GAMING SERVICES -- 1.7%
     15,000   Shuffle Master, Inc.* +                                   491,700
--------------------------------------------------------------------------------
  HEALTH CARE FACILITIES -- 3.9%
      6,000   Community Health Systems, Inc.*                           220,500
     12,000   Manor Care, Inc.                                          563,040
     10,500   United Surgical Partners
              International, Inc.*                                      315,735
--------------------------------------------------------------------------------
                                                                      1,099,275
--------------------------------------------------------------------------------
  HEALTH CARE PRODUCTS -- 2.3%
     25,000   DepoMed, Inc.*                                            146,750
     11,000   Edwards Lifesciences Corp.*                               499,730
--------------------------------------------------------------------------------
                                                                        646,480
--------------------------------------------------------------------------------
  HEALTH SERVICES -- 2.1%
      5,000   Charles River Laboratories
              International, Inc.*                                      184,000
     14,000   Odyssey Healthcare, Inc.*                                 245,980
      8,000   PRA International*                                        178,160
--------------------------------------------------------------------------------
                                                                        608,140
--------------------------------------------------------------------------------
  HEALTH SERVICES/INSURANCE -- 5.5%
     26,000   AMERIGROUP Corp.*                                         807,040
     18,000   Centene Corp.*                                            423,540
      7,000   WellCare Health Plans, Inc.*                              343,350
--------------------------------------------------------------------------------
                                                                      1,573,930
--------------------------------------------------------------------------------
  HOTELS & LODGING -- 2.6%
      5,000   Choice Hotels International, Inc.                         303,000
      7,000   Four Seasons Hotels, Inc.                                 430,080
--------------------------------------------------------------------------------
                                                                        733,080
--------------------------------------------------------------------------------
  REAL ESTATE -- 3.5%
     24,000   CB Richard Ellis Group, Inc.*                             597,600
      6,500   CoStar Group, Inc.*                                       388,895
--------------------------------------------------------------------------------
                                                                        986,495
--------------------------------------------------------------------------------
  REAL ESTATE - HOME BUILDING -- 1.3%
      4,000   Hovnanian Enterprises, Inc. - Class A*                    120,320
      5,000   Meritage Homes Corp.*                                     236,250
--------------------------------------------------------------------------------
                                                                        356,570
--------------------------------------------------------------------------------
  REAL ESTATE - REITS -- 2.2%
      1,500   Alexander's, Inc.*                                        407,640
     20,000   Spirit Finance Corp.                                      225,200
--------------------------------------------------------------------------------
                                                                        632,840
--------------------------------------------------------------------------------
  RECREATION & RESORTS -- 13.3%
     10,000   Isle of Capri Casinos, Inc.*                              256,500
     15,000   Kerzner International Ltd.*                             1,189,199
     12,000   Station Casinos, Inc.                                     816,960
     10,000   Vail Resorts, Inc.*                                       371,000
     16,000   Wynn Resorts, Ltd.* +                                   1,172,800
--------------------------------------------------------------------------------
                                                                      3,806,459
--------------------------------------------------------------------------------
  RESTAURANTS -- 5.7%
     10,000   California Pizza Kitchen, Inc.*                           274,800
      9,750   Cheesecake Factory Inc. (The)*                            262,763
      6,900   P.F. Chang's China Bistro, Inc.* +                        262,338
      5,000   Panera Bread Company*                                     336,200
     10,000   Peet's Coffee & Tea, Inc.*                                301,900
      4,000   Red Robin Gourmet Burgers*                                170,240
--------------------------------------------------------------------------------
                                                                      1,608,241
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                 -------------------------------
                                                 Touchstone Baron Small Cap Fund
                                                 -------------------------------


     Shares                                                             Value

  RETAIL STORES -- 11.9%
      8,000   Cabela's, Inc. - Class A* +                           $   154,080
     15,000   CarMax, Inc.*                                             531,900
     15,000   Dick's Sporting Goods, Inc.* +                            594,000
     16,500   DSW, Inc. - Class A* +                                    600,930
      4,000   PETCO Animal Supplies, Inc.*                               81,720
     30,000   Select Comfort Corp.* +                                   689,100
      5,500   Tractor Supply Company*                                   303,985
     20,000   United Auto Group, Inc.                                   427,000
--------------------------------------------------------------------------------
                                                                      3,382,715
--------------------------------------------------------------------------------
  SOFTWARE -- 1.1%
      8,500   Kronos Inc.*                                              307,785
--------------------------------------------------------------------------------
  TRANSPORTATION -- 2.0%
     15,750   Genesee & Wyoming Inc.*                                   558,653
--------------------------------------------------------------------------------
  UTILITY SERVICES -- 1.8%
     10,000   ITC Holdings Corp.                                        265,800
      8,820   Southern Union Company                                    238,669
--------------------------------------------------------------------------------
                                                                        504,469
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                 $27,970,032
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 17.1%
  4,855,587   Touchstone Institutional
              Money Market Fund ^ **                                $ 4,855,587
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 115.4%
(COST $23,267,643)                                                  $32,825,619
LIABILITIES IN EXCESS OF OTHER ASSETS -- (15.4%)                     (4,392,611)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $28,433,008
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2006, was $4,313,946.
** As of June 30, 2006, $4,423,247 represents collateral for securities loaned.

The accompanying notes are an integral part of the financial statements.

8

-------------------------
Touchstone Core Bond Fund
-------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2006 (Unaudited)


 Principal                                    Interest   Maturity
  Amount                                        Rate       Date         Value

CORPORATE BONDS -- 16.8%
  AUTOMOTIVE -- 0.4%
$     150,000  Johnson
               Controls, Inc.                   5.25%     1/15/11   $    146,174
--------------------------------------------------------------------------------
  BANKING -- 1.3%
      135,000  BB&T Capital
               Trust I                          5.85%     8/18/35        120,077
      150,000  Capital One Bank                 4.25%     12/1/08        145,091
      150,000  Commonwealth
               Bank Australia,
               144A                             6.02%     3/29/49        142,873
      100,000  Wachovia Capital
               Trust III                        5.80%     8/29/49         97,040
--------------------------------------------------------------------------------
                                                                         505,081
--------------------------------------------------------------------------------
  CONSUMER PRODUCTS -- 0.8%
      100,000  Fortune
               Brands, Inc.                     5.88%     1/15/36         87,147
      100,000  Mohawk
               Industries, Inc.                 5.75%     1/15/11         98,207
      100,000  Westvaco Corp.                   8.20%     1/15/30        108,316
--------------------------------------------------------------------------------
                                                                         293,670
--------------------------------------------------------------------------------
  DIVERSIFIED MANUFACTURING -- 0.4%
      140,000  General
               Electric Co.                     5.00%      2/1/13        134,097
--------------------------------------------------------------------------------
  ELECTRIC UTILITIES -- 2.5%
      150,000  Carolina Power
               & Light                          5.25%    12/15/15        141,365
      125,000  Florida Power
               & Light, 144A                    6.20%      6/1/36        124,166
      285,000  PSI Energy, Inc.                 7.85%    10/15/07        291,927
      200,000  Quebec Province                  7.50%     9/15/29        241,312
      150,000  Southern
               California Edison                5.63%      2/1/36        135,214
--------------------------------------------------------------------------------
                                                                         933,984
--------------------------------------------------------------------------------
  FINANCIAL SERVICES -- 2.5%
      210,000  Caterpillar
               Financial Services
               Corp.                            4.75%     1/17/15        194,399
      210,000  Citigroup, Inc.                  5.00%     9/15/14        196,553
      215,000  Countrywide
               Home Loan                        4.13%     9/15/09        204,464
      225,000  Goldman Sachs
               Group                            4.50%     6/15/10        215,115
      165,000  John Deere
               Capital Corp.                    7.00%     3/15/12        174,198
--------------------------------------------------------------------------------
                                                                         984,729
--------------------------------------------------------------------------------
  FOOD -- 0.9%
      145,000  Kroger Co.                       8.00%     9/15/29        157,444
      175,000  Miller Brewing
               Co., 144A                        4.25%     8/15/08        169,908
--------------------------------------------------------------------------------
                                                                         327,352
--------------------------------------------------------------------------------
  HOME BUILDING -- 0.3%
      100,000  Pulte Homes, Inc.                6.25%     2/15/13         97,358
--------------------------------------------------------------------------------
  INSURANCE -- 0.4%
      160,000  New York Life Global
               Funding, 144A                    5.38%     9/15/13        156,153
--------------------------------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING -- 1.4%
       50,000  AOL Time Warner                  7.70%      5/1/32         54,343
      212,000  British Sky
               Broadcasting                     6.88%     2/23/09        217,046
      100,000  Comcast Corp.                    5.30%     1/15/14         94,084
      155,000  Viacom, Inc., 144A               5.75%     4/30/11        152,244
--------------------------------------------------------------------------------
                                                                         517,717
--------------------------------------------------------------------------------
  METALS & MINING -- 0.3%
      100,000  Southern Copper
               Corp., 144A                      7.50%     7/27/35         95,473
--------------------------------------------------------------------------------
  OIL & GAS -- 0.6%
      250,000  Ras Laffan
               Lng II, 144A                     5.30%     9/30/20        232,950
--------------------------------------------------------------------------------
  PHARMACEUTICALS -- 0.3%
      125,000  Bristol-Myers
               Squibb                           5.75%     10/1/11        124,667
--------------------------------------------------------------------------------
  REAL ESTATE -- 1.0%
      175,000  EOP Operating LP                 7.00%     7/15/11        181,801
      220,000  Weingarten Realty                4.86%     1/15/14        203,447
--------------------------------------------------------------------------------
                                                                         385,248
--------------------------------------------------------------------------------
  RETAIL -- 0.5%
      200,000  Home Depot, Inc.                 5.40%      3/1/16        191,716
--------------------------------------------------------------------------------
  TELEPHONE SYSTEMS -- 1.8%
      180,000  Ameritech Capital
               Funding                          6.15%     1/15/08        180,488
      175,000  Deutsche Telekom
               Finance                          5.38%     3/23/11        170,061
       90,000  Embarq Corp.                     6.74%      6/1/13         89,728
      250,000  Sing
               Telecommunications               6.38%     12/1/11        254,368
--------------------------------------------------------------------------------
                                                                         694,645
--------------------------------------------------------------------------------
  TRANSPORTATION -- 1.4%
      150,000  CSX Corp.                        6.25%    10/15/08        151,618
      380,000  Union Pacific Co.                6.63%      2/1/08        384,979
--------------------------------------------------------------------------------
                                                                         536,597
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                               $  6,357,611
--------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES -- 29.7%
      220,761  Federal Home
               Loan Mortgage
               Corporation                      5.00%     12/1/18        212,982
      293,665  Federal Home
               Loan Mortgage
               Corporation                      5.50%      1/1/19        288,076
       38,080  Federal Home
               Loan Mortgage
               Corporation                      7.00%      5/1/30         39,365
      286,481  Federal Home
               Loan Mortgage
               Corporation                      6.50%      8/1/32        289,174
      546,522  Federal Home
               Loan Mortgage
               Corporation                      5.50%      5/1/33        527,245
      397,274  Federal Home
               Loan Mortgage
               Corporation                      5.00%      8/1/33        372,803
      629,019  Federal Home
               Loan Mortgage
               Corporation                      6.00%      9/1/35        619,600

The accompanying notes are an integral part of the financial statements.

                                                       -------------------------
                                                       Touchstone Core Bond Fund
                                                       -------------------------

 Principal                                    Interest   Maturity
  Amount                                        Rate       Date         Value

AGENCY MORTGAGE-BACKED SECURITIES -- 29.7% - continued
$     775,119  Federal National
               Mortgage
               Association                      6.00%     11/1/17  $    778,080
      144,334  Federal National
               Mortgage
               Association                      4.50%      1/1/18       136,741
      313,466  Federal National
               Mortgage
               Association                      4.50%      6/1/18       296,975
       69,277  Federal National
               Mortgage
               Association                      8.00%      5/1/30        73,113
       61,465  Federal National
               Mortgage
               Association                      7.50%      1/1/31        63,680
       57,281  Federal National
               Mortgage
               Association                      6.50%      6/1/31        57,587
      266,108  Federal National
               Mortgage
               Association                      6.50%      6/1/32       268,886
    1,470,454  Federal National
               Mortgage
               Association                      6.00%      7/1/32     1,447,017
       69,121  Federal National
               Mortgage
               Association                      6.50%      9/1/32        69,731
      281,832  Federal National
               Mortgage
               Association                      6.50%      9/1/32       284,319
      215,390  Federal National
               Mortgage
               Association                      6.50%     12/1/32       217,291
      372,979  Federal National
               Mortgage
               Association                      4.50%      8/1/33       339,858
      735,257  Federal National
               Mortgage
               Association                      5.50%      8/1/33       709,303
      504,125  Federal National
               Mortgage
               Association                      5.50%     10/1/33       486,329
      186,405  Federal National
               Mortgage
               Association                      5.00%      4/1/34       174,802
      696,424  Federal National
               Mortgage
               Association                      5.00%      4/1/34       653,076
      650,971  Federal National
               Mortgage
               Association                      5.00%      5/1/34       610,453
      728,892  Federal National
               Mortgage
               Association                      5.50%     12/1/34       701,962
      253,612  Federal National
               Mortgage
               Association                      5.00%      2/1/35       237,222
      665,490  Federal National
               Mortgage
               Association                      6.00%      9/1/35       662,578
      400,379  Federal National
               Mortgage
               Association                      6.50%      2/1/36       402,519
          976  Government
               National
               Mortgage
               Association                      7.50%      7/1/23         1,020
       56,348  Government
               National
               Mortgage
               Association                      3.75%     9/20/24        56,429
       82,935  Government
               National
               Mortgage
               Association                      4.00%    10/17/29        76,828
       12,468  Government
               National
               Mortgage
               Association                      8.00%     7/15/30        13,225
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES                             $11,168,269
--------------------------------------------------------------------------------
MORTGAGE RELATED SECURITIES -- 21.7%
      585,000  Banc of America
               Commercial
               Mortgage                         4.65%     9/11/36       549,107
      655,000  Bear Stearns
               Commercial
               Mortgage, Series
               2005-PW10,
               Class A4                         5.41%    12/11/40       632,806
      575,000  Bear Stearns
               Commercial
               Mortgage, Series
               2005-PWR9,
               Class A4A                        4.87%     9/11/42       534,536
    1,000,000  Credit Suisse First
               Boston Mortgage
               Securities Corp.                 5.00%     6/25/35       957,533
      678,190  Credit Suisse First
               Boston Mortgage
               Securities Corp.,
               Series 2005-9,
               Class 2A1                        5.50%    10/25/35       645,341
      500,000  Deutsche Bank
               Alternative Loan
               Trust, Series
               2003-2XS,
               Class A6                         4.97%     9/25/33       482,276
      735,000  GE Capital
               Commercial
               Mortgage Corp.,
               Series 2004-C1,
               Class A2                         3.92%    11/10/38       695,147
      549,920  IMPAC Secured
               Assets Corp.,
               Series 2003-2,
               Class A1                         5.50%     8/25/33       539,548

The accompanying notes are an integral part of the financial statements.

10

-------------------------
Touchstone Core Bond Fund
-------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

 Principal                                    Interest   Maturity
  Amount                                        Rate       Date         Value

MORTGAGE RELATED SECURITIES -- 21.7% - continued
$     735,000  JPMorgan
               Chase Commercial
               Mortgage Securities
               Corp., Series
               2001-C1, Class A3                5.86%    10/12/35   $   736,381
      418,953  Residential Asset
               Securitization Trust,
               Series 2005-A6CB,
               Class A8                         5.50%     6/25/35       404,498
      295,940  Residential Funding
               Mortgage Securities I,
               Series 2006-S2,
               Class                            5.75%     2/25/36       292,664
      478,204  Structured Asset
               Securities Corp.,
               Series 2005-17,
               Class 5A1                        5.50%    10/25/35       456,237
      490,014  Washington
               Mutual Alternative
               Loan Trust, Series
               2005-9, Class                    5.50%    10/25/35       484,950
      830,823  Wells Fargo
               Mortgage Backed
               Securities                       4.99%     2/25/34       793,331
--------------------------------------------------------------------------------
TOTAL MORTGAGE RELATED SECURITIES                                   $ 8,204,355
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.8%
      585,000  Federal Home
               Loan Bank                        4.85%      2/6/08       579,306
      451,517  Federal Home
               Loan Bank                        5.25%     7/28/15       430,493
      700,000  Federal Home
               Loan Bank                        5.38%     5/18/16       690,856
      900,000  Federal National
               Mortgage
               Association                      5.10%     1/18/11       881,698
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS                                                  $ 2,582,353
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 22.7%
      400,000  U.S. Treasury Bond               5.38%     2/15/31       406,906
      835,000  U.S. Treasury Bond               4.50%     2/15/36       748,695
      828,159  U.S. Treasury
               Inflation
               Index Note                       1.63%     1/15/15       772,032
      425,000  U.S. Treasury Note               4.88%     5/31/08       422,626
      545,000  U.S. Treasury Note               4.88%     5/15/09       541,296
    1,250,000  U.S. Treasury Note               3.50%     8/15/09     1,192,236
      175,000  U.S. Treasury Note               4.50%    11/15/10       170,939
      125,000  U.S. Treasury Note               4.38%    12/15/10       121,416
    2,515,000  U.S. Treasury Note               4.88%     5/31/11     2,489,459
      345,000  U.S. Treasury Note               4.00%     2/15/14       320,499
      425,000  U.S. Treasury Note               4.50%    11/15/15       404,813
      390,000  U.S. Treasury Note               4.50%     2/15/16       371,048
      625,000  U.S. Treasury Note               5.13%     5/15/16       624,268
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                     $ 8,586,233
--------------------------------------------------------------------------------

    Shares                                                             Value

PREFERRED STOCKS -- 1.5%
  FINANCIAL SERVICES -- 1.5%
        6,000  BAC Cap Trust IV                                     $   130,740
       12,500  Citigroup VIII                                           308,250
        5,500  Wells Fargo Cap IX                                       116,380
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS                                              $   555,370
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 3.6%
    1,370,304  Touchstone Institutional
               Money Market Fund ^                                  $ 1,370,304
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 102.8%
(COST $39,858,558)                                                  $38,824,495
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.8%)                      (1,062,548)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $37,761,947
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities were valued at $1,073,767 or 2.84% of net assets.

The accompanying notes are an integral part of the financial statements.

                                      ------------------------------------------
                                      Touchstone Eagle Capital Appreciation Fund
                                      ------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2006 (Unaudited)

   Shares                                                              Value

COMMON STOCKS -- 97.3%
  CAPITAL GOODS -- 11.9%
     25,710   General Electric Co.                                  $   847,402
     41,300   Tyco International Ltd.                                 1,135,750
     11,415   United Technologies Corp.                                 723,939
     16,500   Waste Management Inc.                                     592,020
--------------------------------------------------------------------------------
                                                                      3,299,111
--------------------------------------------------------------------------------
  CONSUMER CYCLICALS -- 7.2%
     10,420   Omnicom Group Inc.                                        928,318
     29,750   Viacom, Inc. - Class B*                                 1,066,240
--------------------------------------------------------------------------------
                                                                      1,994,558
--------------------------------------------------------------------------------
  CONSUMER STAPLES -- 17.8%
     20,140   CVS Corp.                                                 618,298
      9,720   Kimberly-Clark Corp.                                      599,724
     17,510   McDonald's Corp.                                          588,336
     33,110   Newell Rubbermaid Inc.                                    855,231
     21,260   The Coca-Cola Co.                                         914,605
     52,340   Time Warner, Inc.                                         905,482
      9,410   Wal-Mart Stores, Inc.                                     453,280
--------------------------------------------------------------------------------
                                                                      4,934,956
--------------------------------------------------------------------------------
  FINANCIALS -- 15.7%
     11,340   American Express Co.                                      603,515
      9,010   Bank of America Corp.                                     433,381
     19,130   Citigroup, Inc.                                           922,831
      9,920   Fannie Mae                                                477,152
     14,580   Freddie Mac                                               831,206
     20,350   Wachovia Corp.                                          1,100,528
--------------------------------------------------------------------------------
                                                                      4,368,613
--------------------------------------------------------------------------------
  HEALTH CARE -- 18.3%
     23,380   Baxter International Inc.                                 859,449
     18,730   HCA Inc.                                                  808,200
     15,180   Johnson & Johnson                                         909,586
     47,690   Pfizer Inc.                                             1,119,283
     12,960   Wyeth                                                     575,554
     14,250   Zimmer Holdings, Inc.*                                    808,260
--------------------------------------------------------------------------------
                                                                      5,080,332
--------------------------------------------------------------------------------
  TECHNOLOGY -- 24.2%
     19,130   Analog Devices, Inc.                                      614,838
     20,750   Cisco Systems, Inc.*                                      405,248
      1,215   Embarq Corp.*                                              49,803
     74,290   EMC Corp.*                                                814,961
     31,380   Intel                                                     594,651
     55,655   Microsoft Corp.                                         1,296,761
     42,420   Nokia Corp. - ADR                                         859,429
     88,690   Oracle Corp.*                                           1,285,118
     40,600   Sprint Nextel Corp.                                       811,594
--------------------------------------------------------------------------------
                                                                      6,732,403
--------------------------------------------------------------------------------
  UTILITIES -- 2.2%
      8,100   Dominion Resources, Inc. +                                605,799
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                 $27,015,772
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 5.4%
  1,503,565   Touchstone Institutional
              Money Market Fund ^ **                                $ 1,503,565
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 102.7%
(COST $27,082,464)                                                  $28,519,337
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.7%)                        (740,180)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $27,779,157
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2006, was $592,337.
**    As of June 30, 2006, $609,840 represents collateral for securities loaned.
ADR   - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

12

------------------------------------
Touchstone Enhanced Dividend 30 Fund
------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2006 (Unaudited)

     Shares                                                             Value

COMMON STOCKS -- 98.5%
  AEROSPACE & DEFENSE -- 6.6%
     11,810   Boeing                                                $   967,357
     11,810   Honeywell International                                   475,943
--------------------------------------------------------------------------------
                                                                      1,443,300
--------------------------------------------------------------------------------
  AUTOMOBILES -- 1.6%
     11,810   General Motors Corporation +                              351,820
--------------------------------------------------------------------------------
  BANKING -- 2.6%
     11,810   Citigroup                                                 569,714
--------------------------------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO -- 15.9%
     34,870   Altria Group                                            2,560,504
     11,810   Coca-Cola                                                 508,066
     11,810   McDonald's                                                396,816
--------------------------------------------------------------------------------
                                                                      3,465,386
--------------------------------------------------------------------------------
  CHEMICALS -- 2.3%
     11,810   Du Pont (E.I.) De Nemours                                 491,296
--------------------------------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING -- 1.3%
     11,810   Microsoft                                                 275,173
--------------------------------------------------------------------------------
  COMPUTERS & INFORMATION -- 5.9%
     11,810   Hewlett-Packard                                           374,141
     11,810   International Business Machines                           907,244
--------------------------------------------------------------------------------
                                                                      1,281,385
--------------------------------------------------------------------------------
  ELECTRONICS -- 1.0%
     11,810   Intel                                                     223,800
--------------------------------------------------------------------------------
  ENTERTAINMENT & LEISURE -- 1.6%
     11,810   Walt Disney Company (The)                                 354,300
--------------------------------------------------------------------------------
  FINANCIAL SERVICES -- 5.2%
     11,810   American Express                                          628,528
     11,810   J.P. Morgan Chase & Co.                                   496,020
--------------------------------------------------------------------------------
                                                                      1,124,548
--------------------------------------------------------------------------------
  FIRE, MARINE, & CASUALTY INSURANCE -- 3.2%
     11,810   American International Group                              697,381
--------------------------------------------------------------------------------
  HOUSEHOLD PRODUCTS -- 3.0%
     11,810   Procter & Gamble Co.                                      656,636
--------------------------------------------------------------------------------
  INDUSTRIAL - DIVERSIFIED -- 15.4%
     11,810   Alcoa, Inc.                                               382,172
     11,810   Caterpiller, Inc.                                         879,609
     11,810   General Electric                                          389,258
     11,810   Minnesota Mining & Manufacturing (3M)                     953,893
     11,810   United Technologies                                       748,990
--------------------------------------------------------------------------------
                                                                      3,353,922
--------------------------------------------------------------------------------
  MEDICAL SUPPLIES -- 3.2%
     11,810   Johnson & Johnson                                         707,655
--------------------------------------------------------------------------------
  OIL & GAS -- 3.3%
     11,810   Exxon Mobil                                               724,544
--------------------------------------------------------------------------------
  PHARMACEUTICALS -- 3.2%
     11,810   Merck                                                     430,238
     11,810   Pfizer                                                    277,181
--------------------------------------------------------------------------------
                                                                        707,419
--------------------------------------------------------------------------------
  RETAILERS -- 4.6%
     11,810   Home Depot                                                422,680
     11,810   Wal-Mart Stores, Inc.                                     568,888
--------------------------------------------------------------------------------
                                                                        991,568
--------------------------------------------------------------------------------
  TELEPHONE SYSTEMS -- 18.6%
     70,180   AT&T, Inc.                                              1,957,320
     62,250   Verizon Communications                                  2,084,752
--------------------------------------------------------------------------------
                                                                      4,042,072
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                 $21,461,919
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 3.0%
    651,234   Touchstone Institutional
              Money Market Fund ^ **                                $   651,234
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 101.5%
(COST $20,138,787)                                                  $22,113,153
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.5%)                        (333,913)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $21,779,240
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2006, was $345,564.
**    As of June 30, 2006, $324,800 represents collateral for securities loaned.

The accompanying notes are an integral part of the financial statements.

                                                 -------------------------------
                                                 Touchstone Growth & Income Fund
                                                 -------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2006 (Unaudited)

  Shares                                                               Value

COMMON STOCKS -- 97.5%
  AEROSPACE & DEFENSE -- 0.8%
      2,975   L-3 Communications Holdings, Inc.                     $   224,375
--------------------------------------------------------------------------------
  BANKING -- 16.1%
     12,425   AmSouth Bancorp                                           328,641
     20,279   Bank of America                                           975,419
     18,925   Citigroup                                                 912,942
      5,000   SunTrust Banks                                            381,300
     16,000   U.S. Bancorp                                              494,080
     10,150   Wachovia                                                  548,912
      9,525   Wells Fargo                                               638,937
--------------------------------------------------------------------------------
                                                                      4,280,231
--------------------------------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO -- 2.8%
      5,775   General Mills                                             298,337
     10,700   The Coca-Cola Co.                                         460,314
--------------------------------------------------------------------------------
                                                                        758,651
--------------------------------------------------------------------------------
  BUILDING MATERIALS -- 0.9%
      7,700   Masco Corp.                                               228,228
--------------------------------------------------------------------------------
  CHEMICALS -- 2.1%
     13,450   E.I. du Pont de Nemours & Co.                             559,520
--------------------------------------------------------------------------------
  COMPUTERS & INFORMATION -- 6.7%
      4,450   Automatic Data Processing                                 201,808
     23,000   Cisco Systems*                                            449,190
     18,197   Hewlett-Packard                                           576,480
      7,500   International Business Machines                           576,150
--------------------------------------------------------------------------------
                                                                      1,803,628
--------------------------------------------------------------------------------
  CONSUMER PRODUCTS -- 1.9%
      6,450   Colgate-Palmolive Co.                                     386,355
      2,200   Kimberly-Clark                                            135,740
--------------------------------------------------------------------------------
                                                                        522,095
--------------------------------------------------------------------------------
  ELECTRONICS -- 5.7%
     13,300   Analog Devices, Inc.                                      427,462
     24,625   Applied Materials                                         400,895
     19,925   Intel                                                     377,579
     11,000   Texas Instruments, Inc.                                   333,190
--------------------------------------------------------------------------------
                                                                      1,539,126
--------------------------------------------------------------------------------
  FINANCIAL SERVICES -- 10.8%
      1,425   Bear Stearns Companies                                    199,614
      7,550   Freddie Mac                                               430,426
        900   Goldman Sachs Group                                       135,387
     17,100   J.P. Morgan Chase                                         718,199
      2,100   Lehman Brothers Holdings, Inc.                            136,815
      3,525   Merrill Lynch & Co.                                       245,199
      7,975   Morgan Stanley                                            504,100
     10,900   Washington Mutual, Inc.                                   496,822
--------------------------------------------------------------------------------
                                                                      2,866,562
--------------------------------------------------------------------------------
  FOREST PRODUCTS & PAPER -- 1.2%
     10,250   Sonoco Products                                           324,413
--------------------------------------------------------------------------------
  HEALTH CARE -- 0.5%
      2,900   UnitedHealth Group, Inc.                                  129,862
--------------------------------------------------------------------------------
  INDUSTRIAL -- 6.9%
      8,000   Dover Corp.                                               395,440
     11,450   General Electric                                          377,392
      6,000   Honeywell International                                   241,800
     11,625   Ingersoll-Rand Co., Ltd. - Class A                        497,318
      5,350   United Technologies Corp.                                 339,297
--------------------------------------------------------------------------------
                                                                      1,851,247
--------------------------------------------------------------------------------
  INSURANCE -- 4.8%
      7,075   AFLAC, Inc.                                               327,926
      7,000   Allstate                                                  383,110
      9,900   American International Group                              584,595
--------------------------------------------------------------------------------
                                                                      1,295,631
--------------------------------------------------------------------------------
  MEDICAL SUPPLIES -- 2.7%
      7,825   Baxter International, Inc.                                287,647
      7,400   Johnson & Johnson                                         443,408
--------------------------------------------------------------------------------
                                                                        731,055
--------------------------------------------------------------------------------
  OIL & GAS -- 18.8%
     15,600   BJ Services                                               581,256
     16,175   Chevron Texaco                                          1,003,820
     12,450   ConocoPhillips                                            815,849
     11,000   ENSCO International, Inc.                                 506,220
     18,667   Exxon Mobil                                             1,145,219
      5,875   Halliburton Co. +                                         435,984
      6,425   Marathon Oil Corp.                                        535,203
--------------------------------------------------------------------------------
                                                                      5,023,551
--------------------------------------------------------------------------------
  PHARMACEUTICALS -- 5.4%
     11,350   Abbott Laboratories                                       494,974
     25,700   Pfizer                                                    603,178
      8,050   Wyeth                                                     357,501
--------------------------------------------------------------------------------
                                                                      1,455,653
--------------------------------------------------------------------------------
  RETAILERS -- 2.2%
     17,275   TJX Companies, Inc. (The)                                 394,907
      4,100   Wal-Mart Stores, Inc.                                     197,497
--------------------------------------------------------------------------------
                                                                        592,404
--------------------------------------------------------------------------------
  TELEPHONE SYSTEMS -- 5.7%
     19,100   AT&T, Inc.                                                532,699
     19,100   Nokia Oyj - ADR                                           386,966
     18,200   Verizon Communications                                    609,518
--------------------------------------------------------------------------------
                                                                      1,529,183
--------------------------------------------------------------------------------
  UTILITIES -- 1.5%
      9,750   FPL Group, Inc.                                           403,455
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                 $26,118,870
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 3.1%
    841,063   Touchstone Institutional
              Money Market Fund ^ **                                $   841,063
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.6%
(COST $26,276,218)                                                  $26,959,933
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6%)                        (160,636)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $26,799,297
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2006, was $328,750.
**    As of June 30, 2006, $336,680 represents collateral for securities loaned.
ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

14

--------------------------
Touchstone High Yield Fund
--------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2006 (Unaudited)

 Principal                                    Interest   Maturity
  Amount                                        Rate       Date         Value

--------------------------------------------------------------------------------
CORPORATE BONDS -- 96.6%
  AEROSPACE & DEFENSE -- 0.5%
$     171,000  DRS
               Technologies, Inc.               6.63%      2/1/16   $   165,443
--------------------------------------------------------------------------------
  AIRLINES -- 0.8%
      242,535  American Airlines                9.71%      1/2/07       243,748
--------------------------------------------------------------------------------
  AUTOMOTIVE -- 5.5%
       75,000  Autonation,
               Inc., 144A                       7.00%     4/15/14        73,875
      200,000  Ford Motor
               Credit Co.                       7.88%     6/15/10       184,498
      300,000  Ford Motor
               Credit Co.                       7.00%     10/1/13       258,191
      200,000  Ford Motor
               Credit Co. +                     7.45%     7/16/31       144,500
      227,000  General Motors +                 8.38%     7/15/33       182,735
      257,000  General Motors
               Acceptance Corp.                 6.88%     9/15/11       245,219
      420,000  General Motors
               Acceptance Corp.                 8.00%     11/1/31       403,684
      185,000  United Auto
               Group, Inc.                      9.63%     3/15/12       193,325
--------------------------------------------------------------------------------
                                                                      1,686,027
--------------------------------------------------------------------------------
  BEVERAGES -- 1.8%
      500,000  Cia Brasileira
               de Bebidas                       8.75%     9/15/13       550,625
--------------------------------------------------------------------------------
  BUILDING PRODUCTS -- 0.8%
      120,000  Texas
               Industries, Inc.                 7.25%     7/15/13       118,800
      125,000  U.S. Concrete                    8.38%      4/1/14       126,250
--------------------------------------------------------------------------------
                                                                        245,050
--------------------------------------------------------------------------------
  CHEMICALS -- 2.6%
      500,000  Nalco                            7.75%    11/15/11       498,750
      156,000  Nell Af Sarl, 144A               8.38%     8/15/15       149,955
      150,000  Polyone Corp.                   10.63%     5/15/10       161,250
--------------------------------------------------------------------------------
                                                                        809,955
--------------------------------------------------------------------------------
    COAL -- 3.1%
      500,000  Foundation
               PA Coal Co.                      7.25%      8/1/14       487,500
      500,000  Massey Energy
               Co., 144A                        6.88%    12/15/13       465,000
--------------------------------------------------------------------------------
                                                                        952,500
--------------------------------------------------------------------------------
  COMMERCIAL SERVICES -- 1.1%
      350,000  Allied Waste NA                  5.75%     2/15/11       326,375
--------------------------------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING -- 1.5%
      152,000  SunGard Data
               Systems, Inc.                    4.88%     1/15/14       132,240
      309,000  SunGard Data
               Systems, Inc., 144A              9.13%     8/15/13       320,588
--------------------------------------------------------------------------------
                                                                        452,828
--------------------------------------------------------------------------------
  CONSUMER -- 1.2%
      180,000  Rayovac Corp. +                  8.50%     10/1/13       153,900
      250,000  Spectrum
               Brands, Inc.                     7.38%      2/1/15       203,125
--------------------------------------------------------------------------------
                                                                        357,025
--------------------------------------------------------------------------------
  ELECTRIC UTILITIES -- 5.6%
      287,000  CMS Energy                       6.30%      2/1/12       271,215
      166,000  Edison Mission
               Energy, 144A                     7.50%     6/15/13       162,680
      368,000  Mirant NA
               LLC, 144A                        7.38%    12/31/13       355,120
      490,000  NRG Energy                       7.25%      2/1/14       477,749
      250,000  Reliant Resources                9.50%     7/15/13       251,250
      210,000  Sierra Pacific
               Power Co., 144A                  6.00%     5/15/16       199,656
        3,538  Tiete Certificates
               Grantor Trust,
               144A (a)                        11.50%     4/15/16         3,874
--------------------------------------------------------------------------------
                                                                      1,721,544
--------------------------------------------------------------------------------
  ELECTRONIC COMPONENTS -- 1.6%
      500,000  Communications
               & Power Industry                 8.00%      2/1/12       505,000
--------------------------------------------------------------------------------
  FOOD PROCESSORS -- 2.9%
      200,000  Chiquita Brands
               International                    7.50%     11/1/14       167,000
      225,000  Del Monte Corp.                  8.63%    12/15/12       231,750
      500,000  Pilgrims Pride Corp.             9.25%    11/15/13       498,750
--------------------------------------------------------------------------------
                                                                        897,500
--------------------------------------------------------------------------------
  FUNERAL SERVICES -- 2.5%
      500,000  Service Corp.
               International                    6.75%      4/1/16       460,000
      350,000  Stewart Enterprises              6.25%     2/15/13       318,938
--------------------------------------------------------------------------------
                                                                        778,938
--------------------------------------------------------------------------------
  GAMING -- 0.8%
      250,000  Station Casinos                  6.50%      2/1/14       232,500
--------------------------------------------------------------------------------
  HEALTH CARE PROVIDERS -- 7.9%
      250,000  Chemed Corp.                     8.75%     2/24/11       262,500
      234,000  HCA, Inc.                        6.30%     10/1/12       220,082
      260,000  HCA, Inc.                        5.75%     3/15/14       232,489
      500,000  Iasis Healthcare                 8.75%     6/15/14       489,999
      147,000  Omnicare, Inc.                   6.88%    12/15/15       139,650
      253,000  Res-Care, Inc.                   7.75%    10/15/13       251,103
      500,000  Rotech
               Healthcare +                     9.50%      4/1/12       416,250
      380,000  U.S. Oncology                    9.00%     8/15/12       395,200
--------------------------------------------------------------------------------
                                                                      2,407,273
--------------------------------------------------------------------------------
  HEAVY MACHINERY -- 3.0%
      487,000  Case Corp.                       7.25%     1/15/16       460,215
      488,000  Dresser-Rand
               Group, Inc.                      7.38%     11/1/14       466,040
--------------------------------------------------------------------------------
                                                                        926,255
--------------------------------------------------------------------------------
  HOMEFURNISHINGS -- 0.3%
       89,000  Sealy Mattress Co.               8.25%     6/15/14        89,000
--------------------------------------------------------------------------------
  HOUSING -- 4.9%
      315,000  Beazer
               Homes USA                        6.88%     7/15/15       286,650
      460,000  K Hovnanian
               Enterprises                      6.25%     1/15/15       403,075
      250,000  KB Homes                         9.50%     2/15/11       261,250
      400,000  M/I Homes, Inc.                  6.88%      4/1/12       346,000
      250,000  Meritage
               Homes Corp.                      6.25%     3/15/15       210,625
--------------------------------------------------------------------------------
                                                                      1,507,600
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                      --------------------------
                                                      Touchstone High Yield Fund
                                                      --------------------------

 Principal                                    Interest   Maturity
  Amount                                        Rate       Date         Value

CORPORATE BONDS -- 96.6% - continued
  INDUSTRIAL -- 2.9%
$     380,000  Chaparral
               Steel Co.                       10.00%     7/15/13   $   414,200
      500,000  United
               Rentals NA, Inc.                 6.50%     2/15/12       472,500
--------------------------------------------------------------------------------
                                                                        886,700
--------------------------------------------------------------------------------
  MANUFACTURING -- 0.6%
      200,000  Trinity
               Industries, Inc.                 6.50%     3/15/14       195,000
--------------------------------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING -- 3.5%
      447,000  CSC Holdings, Inc.               8.13%     7/15/09       454,823
      152,000  Quebecor Media                   7.75%     3/15/16       148,960
      500,000  Videotron Ltee                   6.88%     1/15/14       473,750
--------------------------------------------------------------------------------
                                                                      1,077,533
--------------------------------------------------------------------------------
  METALS -- 4.3%
      610,000  Gibraltar Industries,
               Inc., 144A                       8.00%     12/1/15       606,950
      200,000  Newmont Mining                   8.63%     5/15/11       221,752
      317,000  Novelis, Inc., 144A              7.75%     2/15/15       304,320
      200,000  Southern
               Copper Corp.                     6.38%     7/27/15       191,204
--------------------------------------------------------------------------------
                                                                      1,324,226
--------------------------------------------------------------------------------
  MISCELLANEOUS -- 0.1%
       28,500  Dow Jones
               CDX HY                           8.75%    12/29/10        29,106
--------------------------------------------------------------------------------
  OFFICE EQUIPMENT -- 1.7%
      524,000  Ikon Office
               Solutions                        7.75%     9/15/15       518,760
--------------------------------------------------------------------------------
  OIL & GAS -- 11.6%
      146,000  Atlas Pipeline
               Partners, 144A                   8.13%    12/15/15       145,453
       60,000  Atlas Pipeline
               Partners, 144A                   8.13%    12/15/15        59,775
      500,000  Basic Energy
               Services, 144A                   7.13%     4/15/16       465,000
      250,000  Bluewater
               Finance Ltd.                    10.25%     2/15/12       253,125
      500,000  Chesapeake
               Energy Corp.                     6.88%     1/15/16       472,500
      149,000  Chesapeake
               Energy Corp.                     6.50%     8/15/17       135,963
      114,000  Copano Energy
               LLC, 144A                        8.13%      3/1/16       113,430
      161,000  Glencore Funding
               LLC, 144A                        6.00%     4/15/14       147,039
      100,000  Holly Energy
               Partners LP                      6.25%      3/1/15        91,500
      381,000  Paramount
               Resources, Ltd.                  8.50%     1/31/13       384,810
      250,000  Petrobras
               International
               Finance                          7.75%     9/15/14       259,375
      506,000  Transcont Gas
               Pipe Corp., 144A                 6.40%     4/15/16       484,494
      500,000  United
               Refining Co.                    10.50%     8/15/12       517,499
--------------------------------------------------------------------------------
                                                                      3,529,963
--------------------------------------------------------------------------------
  PAPER & PACKAGING -- 0.9%
      100,000  Alltrista Corp.                  9.75%      5/1/12       102,000
      180,000  Owens-Brockway
               Glass Containers                 6.75%     12/1/14       166,950
--------------------------------------------------------------------------------
                                                                        268,950
--------------------------------------------------------------------------------
  PHARMACEUTICALS -- 1.8%
      577,000  Mylan
               Laboratories, Inc.               6.38%     8/15/15       551,035
--------------------------------------------------------------------------------
  PUBLISHING -- 3.6%
      143,000  Dex Media, Inc.                  9.00%    11/15/13       120,478
      430,000  Dex Media, Inc.                  9.00%    11/15/13       362,275
      122,000  Dex Media, Inc.                  8.00%    11/15/13       122,610
      500,000  Houghton Mifflin                 8.25%      2/1/11       506,250
--------------------------------------------------------------------------------
                                                                      1,111,613
--------------------------------------------------------------------------------
  REAL ESTATE -- 0.5%
      158,000  Ventas Realty LP                 7.13%      6/1/15       158,000
--------------------------------------------------------------------------------
  RETAIL -- 1.6%
      503,000  Asbury
               Automotive Group                 8.00%     3/15/14       487,910
--------------------------------------------------------------------------------
  SEMICONDUCTORS -- 1.5%
      483,000  Sensata
               Technologies, 144A               8.00%      5/1/14       466,095
--------------------------------------------------------------------------------
  TELECOMMUNICATIONS -- 9.9%
      500,000  Broadwing                        7.25%     6/15/23       477,500
      422,000  Citizens
               Communications                   6.25%     1/15/13       398,790
      475,000  GCI, Inc.                        7.25%     2/15/14       458,375
      414,000  Panamsat Corp.                   9.00%     8/15/14       420,210
      500,000  Qwest Corp.                      7.88%      9/1/11       506,249
      400,000  Rogers
               Wireless, Inc.                   7.25%    12/15/12       403,000
      343,000  Rogers
               Wireless, Inc.                   6.38%      3/1/14       326,708
      500,000  Williams Comm.
               Group, Inc. * (a)                0.00%     10/1/09             0
--------------------------------------------------------------------------------
                                                                      2,990,832
--------------------------------------------------------------------------------
  TRANSPORTATION -- 3.7%
      530,000  CHC Helicopter
               Corp.                            7.38%      5/1/14       508,800
      350,000  Overseas
               Shipping Group                   8.75%     12/1/13       373,625
      250,000  Stena AB                         9.63%     12/1/12       265,625
--------------------------------------------------------------------------------
                                                                      1,148,050
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                               $29,598,959
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

16

--------------------------
Touchstone High Yield Fund
--------------------------
--------------------------------------------------------------------------------
Schedule of Investments continued

  Shares                                                                Value

INVESTMENT FUNDS -- 3.2%
      968,692  Touchstone Institutional
               Money Market Fund ^ **                               $   968,692
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.8%
(COST $31,431,227)                                                  $30,567,651
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%                            58,613
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $30,626,264
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2006, was $887,857.
**    As of June 30, 2006, $922,627 represents collateral for securities loaned.
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities were valued at $4,523,304 or 14.77% of net assets.
(a) Security valued at fair value - see Note 1 to the financial statements. At June 30, 2006, fair valued securities totaled $3,874 and represented 0.01% of net assets.

The accompanying notes are an integral part of the financial statements.

                                                  ------------------------------
                                                  Touchstone Mid Cap Growth Fund
                                                  ------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2006 (Unaudited)

   Shares                                                               Value

COMMON STOCKS -- 95.9%
  AEROSPACE & DEFENSE -- 0.0%
        100   Alliant Techsystems*                                  $     7,635
--------------------------------------------------------------------------------
  APPAREL -- 0.0%
        290   Jones Apparel Group                                         9,219
--------------------------------------------------------------------------------
  COMMERCIAL SERVICES -- 0.0%
        100   Anixter International, Inc.                                 4,746
        300   H&R Block, Inc.                                             7,158
--------------------------------------------------------------------------------
                                                                         11,904
--------------------------------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING -- 2.0%
        275   Activision, Inc.*                                           3,130
     18,600   Mercury Interactive Corp.*                                650,256
--------------------------------------------------------------------------------
                                                                        653,386
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY -- 0.0%
        110   Molson Coors Brewing Co. - Class B                          7,467
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY -
  AUTOMOTIVE RETAIL -- 1.7%
     17,600   O'Reilly Automotive, Inc.*                                548,944
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY -
  HOME FURNISHING RETAIL -- 1.1%
     10,600   Williams-Sonoma                                           360,930
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY -
  HOUSEHOLD APPLIANCES -- 0.0%
        150   Stanley Works (The)                                         7,083
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY -
  SPECIALTY STORES -- 3.5%
     16,200   Dick's Sporting Goods, Inc.*+                             641,520
      8,600   Tiffany & Co.                                             283,972
      5,800   Weight Watchers International, Inc.                       237,162
--------------------------------------------------------------------------------
                                                                      1,162,654
--------------------------------------------------------------------------------
  ELECTRONICS -- 0.1%
        850   LSI Logic*                                                  7,608
        190   Tektronix                                                   5,590
        800   Vishay Intertechnology*                                    12,583
--------------------------------------------------------------------------------
                                                                         25,781
--------------------------------------------------------------------------------
  ENERGY - COAL AND CONSUMER FUELS -- 6.2%
     10,900   Arch Coal                                                 461,833
     14,900   CONSOL Energy, Inc.                                       696,128
     24,400   Massey Energy Co.+                                        878,400
--------------------------------------------------------------------------------
                                                                      2,036,361
--------------------------------------------------------------------------------
  ENERGY - OIL AND GAS -- 9.6%
     18,100   BJ Services                                               674,406
        100   Cameron International Corp.*                                4,777
     17,700   Chesapeake Energy+                                        535,425
     21,400   Hess Corp.+                                             1,130,989
        180   Murphy Oil Corp.                                           10,055
     17,400   Smith International, Inc.                                 773,778
        100   Weatherford International, Ltd.*                            4,962
--------------------------------------------------------------------------------
                                                                      3,134,392
--------------------------------------------------------------------------------
  FINANCIAL - BANKING -- 4.0%
     19,540   Commerce Bancorp, Inc.+                                   696,991
        200   Marshall & Ilsley Corp.                                     9,148
        250   New York Community Bancorp, Inc.                            4,128
        260   People's Bank                                               8,541
        100   SVB Financial Group*                                        4,546
      7,800   Zions Bancorporation                                      607,932
--------------------------------------------------------------------------------
                                                                      1,331,286
--------------------------------------------------------------------------------
  FINANCIAL SERVICES -- 3.6%
         15   Federated Investors, Inc. - Class B                   $       473
     11,300   Investors Financial Services +                            507,370
     18,200   T. Rowe Price Group, Inc.                                 688,142
--------------------------------------------------------------------------------
                                                                      1,195,985
--------------------------------------------------------------------------------
  HEALTH CARE - BIOTECHNOLOGY -- 4.9%
     33,800   Celgene*+                                               1,603,134
--------------------------------------------------------------------------------
  HEALTH CARE - LIFE SCIENCE TOOLS -- 4.8%
     12,600   Fisher Scientific International, Inc.*                    920,430
     18,700   Thermo Electron*                                          677,688
--------------------------------------------------------------------------------
                                                                      1,598,118
--------------------------------------------------------------------------------
  HEALTH CARE - MANAGED CARE AND SERVICES -- 6.0%
     14,050   Coventry Health Care, Inc.*                               771,907
     25,700   Omnicare, Inc.                                          1,218,694
--------------------------------------------------------------------------------
                                                                      1,990,601
--------------------------------------------------------------------------------
  HEALTH CARE - PHARMACEUTICALS -- 5.5%
     67,500   Elan Corp. plc*+                                        1,127,250
        150   Hospira, Inc.*                                              6,441
     15,400   Shire Pharmaceuticals Group plc                           681,142
        350   Valeant Pharmaceuticals International                       5,922
--------------------------------------------------------------------------------
                                                                      1,820,755
--------------------------------------------------------------------------------
  HEALTH CARE EQUIPMENT -- 1.3%
        200   Bausch & Lomb, Inc.                                         9,808
     15,800   Cytyc Corp.*                                              400,688
        150   Hillenbrand Industries, Inc.                                7,275
--------------------------------------------------------------------------------
                                                                        417,771
--------------------------------------------------------------------------------
  HEALTH CARE FACILITY -- 3.4%
     14,600   Community Health Systems*+                                536,550
      1,200   HEALTHSOUTH Corp.*                                          4,596
     12,300   Manor Care                                                577,116
        170   Triad Hospitals, Inc.*                                      6,729
--------------------------------------------------------------------------------
                                                                      1,124,991
--------------------------------------------------------------------------------
  HEAVY MACHINERY -- 0.1%
        150   Dover                                                       7,415
        250   Pentair, Inc.                                               8,548
        175   Varian*                                                     7,264
        130   W.W. Grainger, Inc.                                         9,779
--------------------------------------------------------------------------------
                                                                         33,006
--------------------------------------------------------------------------------
  HOME FURNISHINGS -- 0.0%
        200   Leggett & Platt                                             4,996
--------------------------------------------------------------------------------
  HOTELS/MOTELS & RESORTS -- 1.3%
      9,600   Gaylord Entertainment Co.*                                418,944
--------------------------------------------------------------------------------
  INDUSTRIALS -- 8.0%
     19,700   AMETEK, Inc.                                              933,385
     12,600   IDEX Corp.                                                594,720
      9,000   ITT Industries, Inc.                                      445,500
     15,400   Monster Worldwide Inc.*                                   656,964
        100   Teleflex, Inc.                                              5,402
--------------------------------------------------------------------------------
                                                                      2,635,971
--------------------------------------------------------------------------------
  INDUSTRIALS - AEROSPACE/DEFENSE -- 1.8%
     12,300   DRS Technologies, Inc.                                    599,625
--------------------------------------------------------------------------------
  INDUSTRIALS - BUILDING PRODUCTS -- 1.2%
      9,500   American Standard Companies, Inc.                         411,065
--------------------------------------------------------------------------------
  INDUSTRIALS - TRADE COMPANIES
  AND DISTRIBUTION -- 2.1%
     14,300   MSC Industrial Direct Co. - Class A                       680,251
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

18

------------------------------
Touchstone Mid Cap Growth Fund
------------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

     Shares                                                            Value

COMMON STOCKS -- 95.9% - continued
  INFORMATION TECHNOLOGY -- 0.1%
        195   Diebold, Inc.                                         $     7,921
        150   SPX Corp.                                                   8,392
      1,700   Sun Microsystems, Inc.*                                     7,055
--------------------------------------------------------------------------------
                                                                         23,368
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY -
  APPLICATION SOFTWARE -- 3.6%
     15,400   Amdocs, Ltd.*                                             563,640
     21,400   Cognos, Inc.*                                             608,830
        350   McAfee, Inc.*                                               8,495
--------------------------------------------------------------------------------
                                                                      1,180,965
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY -
  COMMUNICATIONS EQUIPMENT -- 2.0%
     30,700   Polycom, Inc.*                                            672,944
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY -
  CONSULTING -- 3.1%
      9,600   CACI International, Inc. - Class A*                       559,968
     14,300   Satyam Computer Services Ltd. - ADR  +                    473,902
--------------------------------------------------------------------------------
                                                                      1,033,870
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY -
  DATA PROCESSING SERVICES -- 3.4%
     12,400   Alliance Data Systems Corp.*                              729,368
      8,100   CheckFree Corp.*                                          401,436
--------------------------------------------------------------------------------
                                                                      1,130,804
--------------------------------------------------------------------------------
  INSURANCE -- 0.1%
        300   Arthur J. Gallagher & Company  +                            7,602
        140   Assurant, Inc.                                              6,776
        307   Old Republic International Corp.                            6,561
        250   Willis Group Holdings, Ltd.                                 8,025
--------------------------------------------------------------------------------
                                                                         28,964
--------------------------------------------------------------------------------
  MATERIALS -- 1.7%
        115   Cytec Industries, Inc.                                      6,171
        200   International Flavors & Fragrances, Inc.                    7,048
      6,500   Monsanto Company                                          547,235
--------------------------------------------------------------------------------
                                                                        560,454
--------------------------------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING -- 0.0%
        350   Andrew Corporation*                                         3,101
        150   Dow Jones & Company, Inc.                                   5,252
         50   Entercom Communications Corp.                               1,308
        260   Westwood One, Inc.                                          1,950
--------------------------------------------------------------------------------
                                                                         11,611
--------------------------------------------------------------------------------
  MEDICAL SUPPLIES -- 0.1%
        100   Beckman Coulter, Inc.                                       5,555
        150   Edwards Lifesciences Corp.*                                 6,815
        750   Teradyne*                                                  10,447
--------------------------------------------------------------------------------
                                                                         22,817
--------------------------------------------------------------------------------
  RESTAURANTS -- 1.4%
        150   Cheesecake Factory (The)*                                   4,043
     22,400   Sonic Corp.*                                              465,696
--------------------------------------------------------------------------------
                                                                        469,739
--------------------------------------------------------------------------------
  RETAILERS -- 0.1%
        284   Federated Department Stores, Inc.                          10,394
        550   Gap, Inc. (The)                                             9,570
        145   OfficeMax, Inc.                                             5,909
        220   Regis Corp.                                                 7,834
--------------------------------------------------------------------------------
                                                                         33,707
--------------------------------------------------------------------------------
  TECHNOLOGY - SEMI-CONDUCTORS -- 5.0%
        300   Analog Devices, Inc.                                        9,642
     64,400   Atmel Corp.*                                              357,420
        350   Cypress Semiconductor Corp.*                                5,089
        200   Freescale Semiconductor, Inc. - Class B*                    5,880
     44,800   Integrated Device Technology, Inc.*                       635,264
        100   International Rectifier Corp.* +                            3,908
     23,200   Micron Technology, Inc.*  +                               349,392
     11,225   National Semiconductor Corp.                              267,716
        410   Novellus Systems, Inc.*                                    10,127
--------------------------------------------------------------------------------
                                                                      1,644,438
--------------------------------------------------------------------------------
  TELECOMMUNICATIONS -- 0.0%
        400   ADC Telecommunications, Inc.*                               6,744
--------------------------------------------------------------------------------
  TRANSPORTATION -- 3.1%
     11,700   Canadian Pacific Railway, Ltd.  +                         598,338
     10,600   Kirby Corp.*                                              418,700
--------------------------------------------------------------------------------
                                                                      1,017,038
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                 $31,669,718
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 29.0%
  9,570,801   Touchstone Institutional
              Money Market Fund ^ **                                $ 9,570,801
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 124.9%
(COST $34,035,380)                                                  $41,240,519
LIABILITIES IN EXCESS OF OTHER ASSETS -- (24.9%)                     (8,230,420)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $33,010,099
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2006, was $8,047,688.
** As of June 30, 2006, $8,239,187 represents collateral for securities loaned.
ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

                                                    ----------------------------
                                                    Touchstone Money Market Fund
                                                    ----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2006 (Unaudited)

 Principal                                    Interest   Maturity
  Amount                                        Rate       Date         Value

COMMERCIAL PAPER -- 18.7%
$   3,090,000  UBS Americas                     5.27%      7/3/06  $  3,089,095
    5,000,000  BNP Paribas                      5.29%      7/3/06     4,998,530
    5,000,000  Fortis Funding                   5.30%      7/3/06     4,998,528
    3,000,000  Rabobank USA
               Finance                          5.26%      7/5/06     2,998,247
    3,000,000  Fairway Finance                  5.29%      7/6/06     2,997,796
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                             $ 19,082,196
--------------------------------------------------------------------------------
CORPORATE BONDS -- 27.9%
      106,000  American General
               Finance                          5.88%     7/14/06       106,041
      525,000  Caterpillar
               Financial
               Services Corp.                   2.59%     7/15/06       524,487
      745,000  HSBC Finance
               Corp.                            7.20%     7/15/06       745,776
      900,000  Union Bank of
               Switzerland                      7.25%     7/15/06       900,354
      210,000  First Union Corp.                7.50%     7/15/06       210,229
      740,000  Wal-Mart
               Stores, Inc.                     5.45%      8/1/06       740,029
      350,000  Credit Suisse
               First Boston
               USA, Inc.                        5.88%      8/1/06       350,251
      542,000  Bank One Corp.                   6.88%      8/1/06       542,916
      767,000  Norwest Corp.                    6.88%      8/8/06       768,711
      138,000  Coca-Cola
               Enterprises                      5.38%     8/15/06       138,077
      120,000  JPMorgan
               Chase & Co.                      5.63%     8/15/06       120,007
      210,000  Wells Fargo & Co.                7.13%     8/15/06       210,509
      110,000  American Express                 5.50%     9/12/06       110,146
      430,000  JPMorgan
               Chase & Co.                      6.75%     9/15/06       431,418
      250,000  Bank of
               America Corp.                    7.13%     9/15/06       250,928
      150,000  First National
               Bank of Boston                   7.38%     9/15/06       150,863
      802,000  Nationsbank
               Corp.                            7.50%     9/15/06       806,714
      220,000  General Electric
               Capital Corp. FRN                5.06%     9/18/06       220,027
      277,000  General Electric
               Capital Corp.                    2.75%     9/25/06       275,403
      190,000  Norwest Corp.                    6.75%     10/1/06       190,711
    1,560,000  First Union Corp.                7.13%    10/15/06     1,570,056
      100,000  Bayerische
               Landesbank                       2.60%    10/16/06        99,339
      250,000  First Chicago
               NBD Corp.                        7.00%    10/16/06       251,496
      100,000  Wachovia Corp.                   4.95%     11/1/06        99,752
      295,000  General Electric
               Capital Corp.                    6.50%     11/1/06       296,558
    2,500,000  Toyota Motor
               Credit Corp.                     3.50%     11/6/06     2,483,316
      250,000  General Electric
               Capital Corp.                    3.13%     11/9/06       248,734
      425,000  Alabama Power Co.                2.80%     12/1/06       421,491
      740,000  McDonald's Corp.                 4.24%    12/13/06       736,091
      500,000  Deutsche Bank
               Financial                        6.70%    12/13/06       502,863
      500,000  Regions Bank                     2.90%    12/15/06       493,744
      250,000  HSBC Finance
               Corp.                            5.50%    12/15/06       249,902
      297,000  General Electric
               Capital Corp.                    2.80%     1/15/07       293,672
      309,000  Toyota Motor
               Credit Corp.                     5.65%     1/15/07       309,415
      200,000  Bear Stearns
               Co., Inc.                        5.70%     1/15/07       200,912
      569,000  Merrill
               Lynch & Co.                      7.00%     1/15/07       573,463
    1,000,000  Fifth Third Bank                 2.70%     1/30/07       985,470
      500,000  HSBC Finance
               Corp.                            5.75%     1/30/07       502,735
      853,000  Bank of
               America Corp.                    5.25%      2/1/07       854,178
      175,000  General Electric
               Capital Corp.                    2.40%     2/15/07       172,069
    2,400,000  National Rural
               Utilities                        6.50%      3/1/07     2,413,232
      635,000  HSBC Finance
               Corp.                            6.88%      3/1/07       640,384
      100,000  HSBC Finance
               Corp.                            4.90%     3/15/07        99,807
    2,000,000  HSBC Finance
               Corp.                            5.00%     3/15/07     1,998,619
      200,000  Morgan Stanley                   5.80%      4/1/07       200,234
      500,000  SLM Corp.                        5.63%     4/10/07       500,010
      210,000  Merrill Lynch & Co.              3.00%     4/30/07       205,386
    1,035,000  Bank One Corp.                   7.60%      5/1/07     1,052,834
      200,000  JPMorgan
               Chase & Co.                      7.25%      6/1/07       203,205
      200,000  Caterpillar
               Financial
               Services Corp.                   4.88%     6/15/07       198,459
    1,695,000  ABN AMRO Bank                    7.13%     6/18/07     1,720,676
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                              $ 28,371,699
--------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS -- 4.2%
      350,000  Darke Co
               OH BANS                          5.00%     7/11/06       350,047
    2,000,000  Sacramento
               Co CA Pension
               Funding Ser A                    6.63%     8/15/06     2,003,854
      330,000  Santa Rosa CA
               Redev Agy
               COPS Ser B                       4.79%     10/1/06       329,991
      100,000  CA Statewide
               CDA Rev                          4.00%    11/15/06        99,632
      300,000  New York NY
               GO Ser L                         4.00%     12/1/06       298,145
      300,000  New York St Rev
               (Environmental
               Facilities)                      4.76%    12/15/06       299,015

The accompanying notes are an integral part of the financial statements.

20

----------------------------
Touchstone Money Market Fund
----------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued


 Principal                                    Interest   Maturity
  Amount                                        Rate       Date         Value

TAXABLE MUNICIPAL BONDS -- 4.2% - continued
$     900,000  New York ST
               Dorm Auth Rev
               (NY Methodist Hosp)              8.25%      2/1/26  $    919,914
--------------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL BONDS                                      $  4,300,598
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 52.2%
       75,000  CA PCR Solid
               Waste (Escondido
               Disp Inc) Ser B                  5.44%      7/1/06        75,000
      310,000  Schenectady NY
               IDA Rev (JMR
               Dev Co Project)                  5.19%      7/5/06       310,000
    4,500,000  Muhlenberg
               Medical Property                 5.37%      7/5/06     4,500,001
      900,000  Haas Door Co
               & Nofziger
               Doors Intl Inc                   5.42%      7/5/06       900,000
      235,000  Florida HFC MFH
               (Arlington)                      5.45%      7/5/06       235,000
      445,000  Greenville SC
               Mem Aud
               (Bi-Lo Ctr)                      5.45%      7/5/06       445,000
       55,000  St Johns Co
               FL HFA (Ponce
               Harbor Apts)                     5.45%      7/5/06        55,000
      365,000  Volusia Co FL
               HFA MFH
               (Sunrise Pointe)                 5.45%      7/5/06       365,000
      400,000  Clayton Co GA
               MFH (Forest Club
               Project) Ser B                   5.34%      7/6/06       400,000
      945,000  Agra Enterprises                 5.35%      7/6/06       945,000
    1,685,000  Findlay Medical -
               Dental                           5.35%      7/6/06     1,685,000
    1,615,000  Corp Finance
               Managers                         5.37%      7/6/06     1,615,000
      540,000  Lake Oswego
               OR Redev Agy
               Tax Increment
               Rev Ser B                        5.37%      7/6/06       540,000
      480,000  Vista Funding
               Ser 01-B                         5.37%      7/6/06       480,000
    1,685,000  Wai Enterprises
               LLC Ser 2004                     5.37%      7/6/06     1,685,000
      800,000  Simi Valley CA
               MFH Rev
               (Parker Ranch)                   5.38%      7/6/06       800,000
    2,625,000  WA St HFA Rev
               (Rolling Hills Proj)
               Ser B                            5.38%      7/6/06     2,625,000
    1,000,000  MI St Strat Fd
               Rev Ser B
               (Mot LLC)                        5.39%      7/6/06     1,000,000
    3,000,000  Heart Center LLC                 5.40%      7/6/06     3,000,000
    2,025,000  Taylor Steel Inc                 5.40%      7/6/06     2,025,000
      505,000  Westmoreland Co
               PA IDA (Greensburg
               Thermal) Ser B                   5.40%      7/6/06       505,000
    2,000,000  Paragon Films                    5.42%      7/6/06     2,000,000
      300,000  Powell Healthcare                5.42%      7/6/06       300,000
      820,000  Wilmington Iron
               & Metal                          5.42%      7/6/06       820,000
      290,000  CA Statewide Com
               Dev MFH (Sunrise
               Fresno)                          5.43%      7/6/06       290,000
    1,000,000  American Natl
               Fish & Wildlife
               Museum                           5.44%      7/6/06     1,000,000
      250,000  Florida HFC MFH
               (Avalon Reserve)                 5.44%      7/6/06       250,000
      145,000  LA Local Govt
               Environment CDA
               (Northwestern
               St Univ)                         5.44%      7/6/06       145,000
      250,000  Chattanooga TN
               Hlth Ed MFH
               (Windridge)                      5.45%      7/6/06       250,000
      600,000  Assk
               Properties LLC                   5.47%      7/6/06       600,000
      785,000  Bee-Holdings Inc                 5.47%      7/6/06       785,000
      525,000  Grant St Housing
               Partners                         5.47%      7/6/06       525,000
      560,000  IL Fin Auth
               (Sunshine
               Thru Golf)                       5.47%      7/6/06       560,000
    1,120,000  Keltec Inc                       5.47%      7/6/06     1,120,000
      900,000  P&P Investment
               Co Inc                           5.47%      7/6/06       900,000
      195,000  Suffolk Co
               NY IDA (Hampton
               Day School)                      5.47%      7/6/06       195,000
      995,000  Aurora Kane
               & Du Page Co
               IL IDR
               (A&B Hldgs)                      5.50%      7/6/06       995,000
      365,000  CWB
               Investments LLC                  5.50%      7/6/06       365,000
      357,000  Fitch Denney
               Funeral Home Inc                 5.50%      7/6/06       357,000
      360,000  Miklin
               Enterprises Inc                  5.50%      7/6/06       360,000
    1,800,000  Mountain
               Agency Inc                       5.50%      7/6/06     1,800,000
    1,105,000  Mountain State
               Univ Inc WV Rev                  5.50%      7/6/06     1,105,000
       20,000  New Jersey EDA
               (Mercer Co)
               Ser D-2                          5.50%      7/6/06        20,000
      815,000  VP Pack LLC                      5.50%      7/6/06       815,000
      445,000  Aurora IL IDA
               Rev Ser B                        5.52%      7/6/06       445,000
      380,000  Cunat Capital
               Corp Ser 99-B                    5.54%      7/6/06       380,000
      250,000  American
                Watchmakers                     5.55%      7/6/06       250,000

The accompanying notes are an integral part of the financial statements.

                                                    ----------------------------
                                                    Touchstone Money Market Fund
                                                    ----------------------------

 Principal                                    Interest   Maturity
  Amount                                        Rate       Date         Value

VARIABLE RATE DEMAND NOTES* -- 52.2%  - continued
$   2,460,000  Springfield MO
               Redev Auth Rev
               (Univ Plaza Hotel)               5.55%      7/6/06  $  2,460,000
    2,000,000  Cl B Rev Bd Ctfs
               Ser 2004-2                       5.60%      7/6/06     2,000,000
    1,277,644  Rev Bd Ctf Ser
               2004-06
               (Hunters Glen)                   5.60%      7/6/06     1,277,644
    1,000,000  Rev Bd Ctf Ser
               2004-12
               (Timber Lake)                    5.60%      7/6/06     1,000,000
      625,000  Rev Bd Ctf Ser
               2004-15
               (Centennial)                     5.60%      7/6/06       625,000
    2,370,000  Rev Bd Ctf Ser
               2006-05
               (Wildwood)                       5.60%      7/6/06     2,370,000
    1,040,000  Community
               Christian
               School Inc                       5.40%      7/7/06     1,040,000
      540,000  Diaz-Upton LLC                   5.40%      7/7/06       540,000
    1,060,000  Green Valley
               Baptist Church
               (Birmingham AL)                  5.40%      7/7/06     1,060,000
--------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES*                                  $ 53,194,645
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 103.0%
(COST $104,949,138)                                                $104,949,138
LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.0%)                      (3,094,912)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $101,854,226
--------------------------------------------------------------------------------

* Maturity date represents the next reset date.
BANS - Bond Anticipation Notes
CDA - Community Development Authority
COPS - Certificates of Participation
EDA - Economic Development Authority
FRN - Floating Rate Note
GO - General Obligation
HFA - Housing Finance Authority
HFC - Housing Finance Corporation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
MFH - Multi-Family Housing
PCR - Pollution Control Revenue

The accompanying notes are an integral part of the financial statements.

22

----------------------------------
Touchstone Third Avenue Value Fund
----------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2006 (Unaudited)

  Shares                                                                Value

COMMON STOCKS -- 69.7%
  AUTOMOTIVE -- 2.6%
     70,900   American Axle &
              Manufacturing Holdings, Inc. +                        $ 1,213,099
    100,400   Superior Industries
              International, Inc. +                                   1,836,316
--------------------------------------------------------------------------------
                                                                      3,049,415
--------------------------------------------------------------------------------
  BANKING -- 2.2%
     79,700   Brookline Bancorp, Inc.                                 1,097,469
    100,010   NewAlliance Bancshares, Inc.                            1,431,143
--------------------------------------------------------------------------------
                                                                      2,528,612
--------------------------------------------------------------------------------
  CONSUMER PRODUCTS -- 2.8%
     34,800   Handleman Co. +                                           283,620
     66,900   JAKKS Pacific, Inc.*                                    1,344,021
    124,300   LeapFrog Enterprises, Inc.* +                           1,255,430
     32,000   Russ Berrie and Company, Inc.                             392,320
--------------------------------------------------------------------------------
                                                                      3,275,391
--------------------------------------------------------------------------------
  ELECTRONICS -- 8.3%
     82,800   American Power Conversion Corp.                         1,613,772
    169,000   AVX Corp. +                                             2,668,510
     24,600   Bel Fuse, Inc. - Class B                                  807,126
     62,600   Electronics For Imaging, Inc.*                          1,307,088
     65,000   Intel                                                   1,231,750
     25,600   Lexmark International, Inc. - Class A*                  1,429,248
     30,700   Synopsys, Inc.*                                           576,239
--------------------------------------------------------------------------------
                                                                      9,633,733
--------------------------------------------------------------------------------
  FINANCIAL SERVICES -- 8.9%
     15,000   Ambac Financial Group, Inc.                             1,216,500
     13,800   CIT Group, Inc.                                           721,602
     28,250   Legg Mason, Inc.                                        2,811,440
     37,100   MBIA, Inc.                                              2,172,205
     71,668   Mellon Financial Corp.                                  2,467,529
     48,725   Westwood Holdings Group, Inc.                             916,030
--------------------------------------------------------------------------------
                                                                     10,305,306
--------------------------------------------------------------------------------
  HEALTH CARE PRODUCTS & SERVICES -- 3.5%
     60,800   Cross Country Healthcare, Inc.*                         1,105,952
     30,400   PAREXEL International Corp.*                              877,040
     88,000   Pfizer, Inc.                                            2,065,360
--------------------------------------------------------------------------------
                                                                      4,048,352
--------------------------------------------------------------------------------
  INDUSTRIAL -- 5.4%
     51,300   Alamo Group, Inc.                                       1,079,865
     25,600   Bandag, Inc. +                                            936,704
     63,800   POSCO - ADR +                                           4,268,220
--------------------------------------------------------------------------------
                                                                      6,284,789
--------------------------------------------------------------------------------
  INSURANCE -- 5.7%
     39,410   Millea Holdings, Inc. - ADR                             3,666,312
     61,800   Phoenix Companies, Inc. (The)                             870,144
     33,000   Radian Group, Inc.                                      2,038,740
--------------------------------------------------------------------------------
                                                                      6,575,196
--------------------------------------------------------------------------------
  INVESTMENT COMPANIES -- 0.9%
      9,500   Capital Southwest Corp.                                   992,275
--------------------------------------------------------------------------------
  MEDIA -- 1.7%
     21,875   Liberty Media Holding Corp. - Class A*                    377,563
      4,375   Liberty Media Holding Corp.*                              366,494
     39,095   Tribune Co.                                             1,267,850
--------------------------------------------------------------------------------
                                                                      2,011,907
--------------------------------------------------------------------------------
  OIL & GAS -- 7.0%
     29,000   Maverick Tube Corp.* +                                $ 1,832,510
     37,800   Pogo Producing Company                                  1,742,580
     23,800   St. Mary Land & Exploration Company*                      957,950
     35,000   Tidewater, Inc.                                         1,722,000
     46,200   Whiting Petroleum Corp.*                                1,934,394
--------------------------------------------------------------------------------
                                                                      8,189,434
--------------------------------------------------------------------------------
  REAL ESTATE -- 14.2%
     87,825   Brookfield Asset
              Management, Inc. - Class A                              3,567,452
     84,000   Forest City Enterprises, Inc. - Class A                 4,192,440
    103,950   Origen Financial, Inc.                                    667,359
     40,420   ProLogis                                                2,106,690
     21,700   Skyline Corp.                                             928,326
     41,600   St. Joe Company (The) +                                 1,936,064
     91,400   Trammell Crow Co.*                                      3,214,538
--------------------------------------------------------------------------------
                                                                     16,612,869
--------------------------------------------------------------------------------
  SEMI-CONDUCTOR EQUIPMENT -- 2.0%
     30,000   Applied Materials, Inc.                                   488,400
    121,400   Credence Systems Corp.*                                   424,900
     76,000   Electro Scientific Industries, Inc.*                    1,367,240
--------------------------------------------------------------------------------
                                                                      2,280,540
--------------------------------------------------------------------------------
  SOFTWARE -- 0.5%
     31,100   Sybase, Inc.*                                             603,340
--------------------------------------------------------------------------------
  TELECOMMUNICATION EQUIPMENT -- 4.0%
     80,300   Comverse Technology, Inc.*                              1,587,531
    214,650   Sycamore Networks, Inc.*                                  871,479
    168,000   Tellabs, Inc.*                                          2,236,080
--------------------------------------------------------------------------------
                                                                      4,695,090
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                 $81,086,249
--------------------------------------------------------------------------------
FOREIGN STOCKS -- 20.5%
  AUTOMOTIVE -- 3.7%
    110,000   Toyota Industries Corp.                                 4,344,445
--------------------------------------------------------------------------------
  FORESTRY -- 1.1%
    100,000   TimberWest Forest Corp.                                 1,285,000
--------------------------------------------------------------------------------
  INDUSTRIAL -- 0.9%
     44,300   Agrium, Inc.                                            1,028,646
--------------------------------------------------------------------------------
  INSURANCE -- 1.6%
     20,000   Arch Capital Group Ltd.*                                1,189,200
    136,667   British Insurance Holdings plc                            667,098
--------------------------------------------------------------------------------
                                                                      1,856,298
--------------------------------------------------------------------------------
  INVESTMENT COMPANIES -- 5.2%
    320,000   Hutchison Whampoa, Ltd.                                 2,921,321
    172,500   Investor AB - Class A                                   3,151,922
--------------------------------------------------------------------------------
                                                                      6,073,243
--------------------------------------------------------------------------------
  OIL & GAS -- 7.5%
     62,200   Canadian Natural Resources, Ltd.                        3,444,636
     70,400   EnCana Corp. +                                          3,705,856
     20,000   Nabors Industries, Ltd.*                                  675,800
     44,100   Willbros Group, Inc.* +                                   835,254
--------------------------------------------------------------------------------
                                                                      8,661,546
--------------------------------------------------------------------------------
  PHARMACEUTICALS -- 0.5%
     23,000   Daiichi Sankyo Company, Ltd.*                             633,055
--------------------------------------------------------------------------------
TOTAL FOREIGN STOCKS                                                $23,882,233
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                              ----------------------------------
                                              Touchstone Third Avenue Value Fund
                                              ----------------------------------

   Shares                                                              Value

INVESTMENT FUNDS -- 27.4%
 31,883,427   Touchstone Institutional
              Money Market Fund ^ **                               $ 31,883,427
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 117.6%
(COST $102,221,848)                                                $136,851,909
LIABILITIES IN EXCESS OF OTHER ASSETS -- (17.6%)                    (20,505,742)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $116,346,167
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2006, was $20,549,536.
** As of June 30, 2006, $21,168,526 represents collateral for securities loaned.
ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

24

--------------------------
Touchstone Value Plus Fund
--------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2006 (Unaudited)

     Shares                                                             Value

COMMON STOCKS -- 98.6%
  AEROSPACE & DEFENSE -- 2.0%
      5,150   United Technologies Corp.                             $   326,613
--------------------------------------------------------------------------------
  BANKING -- 12.4%
     15,456   Bank of America                                           743,434
     15,479   Citigroup                                                 746,707
      7,741   Wells Fargo                                               519,266
--------------------------------------------------------------------------------
                                                                      2,009,407
--------------------------------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO -- 7.0%
      4,539   Diageo plc - ADR +                                        306,609
      5,308   McDonald's                                                178,349
      9,085   OSI Restaurant Partners, Inc. +                           314,341
      5,440   PepsiCo, Inc.                                             326,618
--------------------------------------------------------------------------------
                                                                      1,125,917
--------------------------------------------------------------------------------
  BUILDING MATERIALS -- 1.4%
      7,557   Masco                                                     223,989
--------------------------------------------------------------------------------
  CHEMICALS -- 1.2%
      4,964   Dow Chemical Co.                                          193,745
--------------------------------------------------------------------------------
  COMPUTERS & INFORMATION -- 7.2%
     16,937   Cisco Systems, Inc.*                                      330,780
      2,244   Computer Sciences*                                        108,699
      4,099   First Data                                                184,619
      5,059   Hewlett-Packard                                           160,269
     16,138   Microsoft Corp.                                           376,015
--------------------------------------------------------------------------------
                                                                      1,160,382
--------------------------------------------------------------------------------
  ELECTRIC UTILITIES -- 5.1%
      3,343   Dominion Resources +                                      250,023
     10,515   Duke Energy Corp.                                         308,825
      4,660   Exelon Corp.                                              264,828
--------------------------------------------------------------------------------
                                                                        823,676
--------------------------------------------------------------------------------
  ELECTRONICS -- 5.3%
      2,939   Emerson Electric Co.                                      246,318
     19,346   Flextronics International*                                205,455
      7,262   Intel                                                     137,615
     17,346   Micron Technology, Inc.* +                                261,230
--------------------------------------------------------------------------------
                                                                        850,618
--------------------------------------------------------------------------------
  FINANCIAL SERVICES -- 12.5%
      6,020   American Express Co.                                      320,384
      6,746   Federal Home Loan
              Mortgage Corporation                                      384,589
     12,073   J.P. Morgan Chase                                         507,066
      5,603   Merrill Lynch & Co., Inc.                                 389,745
      6,767   Morgan Stanley                                            427,742
--------------------------------------------------------------------------------
                                                                      2,029,526
--------------------------------------------------------------------------------
  HEALTH CARE PROVIDERS -- 3.4%
      5,359   UnitedHealth Group, Inc.                                  239,976
      4,228   WellPoint, Inc.*                                          307,672
--------------------------------------------------------------------------------
                                                                        547,648
--------------------------------------------------------------------------------
  HEAVY MACHINERY -- 1.9%
      3,750   Deere & Co.                                               313,088
--------------------------------------------------------------------------------
  HOUSEHOLD PRODUCTS -- 3.5%
      9,160   Kimberly-Clark                                            565,172
--------------------------------------------------------------------------------
  INDUSTRIAL - DIVERSIFIED -- 4.0%
     12,808   General Electric                                          422,151
      8,257   Tyco International                                        227,068
--------------------------------------------------------------------------------
                                                                        649,219
--------------------------------------------------------------------------------
  INSURANCE -- 3.7%
      5,235   Allstate                                                  286,512
      4,860   MGIC Investment Corp.                                     315,900
--------------------------------------------------------------------------------
                                                                        602,412
--------------------------------------------------------------------------------
  OIL & GAS -- 11.7%
      6,954   ChevronTexaco                                             431,565
      8,423   ConocoPhillips                                            551,960
      7,880   Exxon Mobil                                               483,438
      5,188   Marathon Oil Corp.                                        432,160
--------------------------------------------------------------------------------
                                                                      1,899,123
--------------------------------------------------------------------------------
  PHARMACEUTICALS -- 8.4%
      2,327   Amgen, Inc.*                                              151,790
      3,548   Cardinal Health, Inc.                                     228,243
      5,072   Novartis AG - ADR                                         273,482
     30,383   Pfizer                                                    713,089
--------------------------------------------------------------------------------
                                                                      1,366,604
--------------------------------------------------------------------------------
  RETAILERS -- 5.1%
      3,077   Best Buy Co., Inc.                                        168,743
      5,985   Home Depot, Inc.                                          214,203
      9,168   Target Corp.                                              448,040
--------------------------------------------------------------------------------
                                                                        830,986
--------------------------------------------------------------------------------
  TELEPHONE SYSTEMS -- 2.8%
     15,961   AT&T, Inc.                                                445,152
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                 $15,963,277
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 8.6%
  1,387,614   Touchstone Institutional
              Money Market Fund ^ **                                $ 1,387,614
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 107.2%
(COST $15,667,330)                                                  $17,350,891
LIABILITIES IN EXCESS OF OTHER ASSETS -- (7.2%)                      (1,165,829)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $16,185,062
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2006, was $1,103,423.
** As of June 30, 2006, $1,135,928 represents collateral for securities loaned.
ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

                                                  ------------------------------
                                                  Touchstone Aggressive ETF Fund
                                                  ------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2006 (Unaudited)

   Shares                                                               Value

  EXCHANGE TRADED FUNDS -- 98.2%
     35,080   iShares Lehman Aggregate Bond Fund                    $ 3,418,194
     30,150   iShares MSCI EAFE Index Fund                            1,971,509
      7,870   iShares S&P 500 Index Fund                              1,003,819
     54,080   iShares S&P 500/BARRA Growth
              Index Fund                                              3,158,272
     75,520   iShares S&P 500/BARRA Value
               Index Fund                                             5,187,468
      8,530   iShares S&P MidCap 400/BARRA
              Growth Index Fund                                         654,422
      8,790   iShares S&P MidCap 400/BARRA
              Value Index Fund                                          655,119
      1,330   iShares S&P SmallCap 600/BARRA
              Growth Index Fund                                         163,058
      7,000   iShares S&P SmallCap 600/BARRA
              Value Index Fund                                          486,150
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                         $16,698,011
--------------------------------------------------------------------------------
  INVESTMENT FUNDS -- 1.9%
    325,506   Touchstone Institutional
              Money Market Fund ^                                   $   325,506
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.1%
(COST $16,650,598)                                                  $17,023,517
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)                         (19,861)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $17,003,656
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

The accompanying notes are an integral part of the financial statements.

26

--------------------------------
Touchstone Conservative ETF Fund
--------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2006 (Unaudited)

  Shares                                                               Value

  EXCHANGE TRADED FUNDS -- 98.8%
      7,040   iShares Lehman 1-3 Year
               Treasury Bond Fund                                   $   561,018
     62,120   iShares Lehman Aggregate
              Bond Fund                                               6,052,972
      9,880   iShares MSCI EAFE Index Fund                              646,053
      3,460   iShares S&P 500 Index Fund                                441,323
     18,710   iShares S&P 500/BARRA
              Growth Index Fund                                       1,092,664
     24,000   iShares S&P 500/BARRA
              Value Index Fund                                        1,648,560
      2,830   iShares S&P MidCap 400/BARRA
              Growth Index Fund                                         217,118
      2,900   iShares S&P MidCap 400/BARRA
              Value Index Fund                                          216,137
        840   iShares S&P SmallCap 600/BARRA
              Growth Index Fund                                         102,984
      1,630   iShares S&P SmallCap 600/BARRA
              Value Index Fund                                          113,204
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                         $11,092,033
--------------------------------------------------------------------------------
  INVESTMENT FUNDS -- 1.8%
    197,457   Touchstone Institutional
              Money Market Fund ^                                   $   197,457
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.6%
(COST $11,333,657)                                                  $11,289,490
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6%)                         (71,474)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $11,218,016
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

The accompanying notes are an integral part of the financial statements.

                                                    ----------------------------
                                                    Touchstone Enhanced ETF Fund
                                                    ----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2006 (Unaudited)

   Shares                                                               Value

  EXCHANGE TRADED FUNDS -- 98.6%
     12,560   iShares Lehman Aggregate
              Bond Fund                                             $ 1,223,846
    148,390   iShares MSCI EAFE Index Fund                            9,703,222
     20,720   iShares S&P 500/BARRA
              Growth Index Fund                                       1,210,048
     18,690   iShares S&P 500/BARRA
              Value Index Fund                                        1,283,816
    117,810   iShares S&P MidCap 400/BARRA
              Growth Index Fund                                       9,038,383
    125,350   iShares S&P MidCap 400/BARRA
              Value Index Fund                                        9,342,336
     75,800   iShares S&P SmallCap 600/BARRA
              Growth Index Fund                                       9,293,080
     18,540   iShares S&P SmallCap 600/BARRA
              Value Index Fund                                        1,287,603
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                         $42,382,334
--------------------------------------------------------------------------------
  INVESTMENT FUNDS -- 1.8%
    777,349   Touchstone Institutional
              Money Market Fund ^                                   $   777,349
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.4%
(COST $41,380,378)                                                  $43,159,683
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)                        (167,902)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $42,991,781
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

The accompanying notes are an integral part of the financial statements.

28

----------------------------
Touchstone Moderate ETF Fund
----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2006 (Unaudited)

  Shares                                                                Value

  EXCHANGE TRADED FUNDS -- 99.4%
     91,390   iShares Lehman Aggregate
              Bond Fund                                             $ 8,905,042
     30,200   iShares MSCI EAFE Index Fund                            1,974,778
     10,510   iShares S&P 500 Index Fund                              1,340,551
     53,230   iShares S&P 500/BARRA
              Growth Index Fund                                       3,108,632
     74,840   iShares S&P 500/BARRA
              Value Index Fund                                        5,140,760
      8,520   iShares S&P MidCap 400/BARRA
              Growth Index Fund                                         653,654
      8,800   iShares S&P MidCap 400/BARRA
              Value Index Fund                                          655,864
      1,790   iShares S&P SmallCap 600/BARRA
              Growth Index Fund                                         219,454
      6,260   iShares S&P SmallCap 600/BARRA
              Value Index Fund                                          434,757
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                         $22,433,492
--------------------------------------------------------------------------------
  INVESTMENT FUNDS -- 1.7%
    389,106   Touchstone Institutional
              Money Market Fund ^                                   $   389,106
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 101.1%
(COST $22,571,206)                                                  $22,822,598
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.1%)                        (246,158)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $22,576,440
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                       June 30, 2006 (Unaudited)

                                                                                         Touchstone                    Touchstone
                                                                        Touchstone          Baron      Touchstone     Eagle Capital
                                                                         Balanced         Small Cap     Core Bond     Appreciation
                                                                           Fund             Fund          Fund            Fund
ASSETS:
Investments, at cost                                                    $ 28,490,099   $ 23,267,643    $ 39,858,558    $ 27,082,464
------------------------------------------------------------------------------------------------------------------------------------
Affiliated securities at market value                                   $    595,276   $  4,855,587    $  1,370,304    $  1,503,565
Non-affiliated securities at market value                                 29,045,571     27,970,032      37,454,191      27,015,772
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $431,892, $4,313,946 and              $ 29,640,847   $ 32,825,619    $ 38,824,495    $ 28,519,337
       $592,337 of securities loaned for the Balanced Fund,
       the Baron Small Cap Fund and the Eagle Capital
       Appreciation Fund, respectively
Receivable  for:
    Dividends                                                                 30,486          4,605           1,934          27,517
    Interest                                                                  98,823            341         317,950           6,290
    Fund shares sold                                                              --         66,214             650              --
    Investments sold                                                              --             --         400,991              --
    Securities lending income                                                     --          1,762              --              --
    Forward foreign currency contracts                                         3,388             --              --              --
------------------------------------------------------------------------------------------------------------------------------------
       Total Assets                                                       29,773,544     32,898,541      39,546,020      28,553,144
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
    Return of collateral for securities on loan                              440,970      4,423,247              --         609,840
    Fund shares redeemed                                                      16,049            166           2,957          20,443
    Investments purchased                                                         --             --       1,747,288         106,998
Payable to Investment Advisor                                                 15,187         23,886          16,148          17,267
Payable to other affiliates                                                    3,656          3,308           4,021           3,719
Payable to Trustees                                                            2,192          2,192           2,192           2,192
Other accrued expenses                                                        10,165         12,734          11,467          13,528
------------------------------------------------------------------------------------------------------------------------------------
       Total Liabilities                                                     488,219      4,465,533       1,784,073         773,987
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                              $ 29,285,325   $ 28,433,008    $ 37,761,947    $ 27,779,157
------------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
    (unlimited number of shares authorized, no par value)                  1,753,892      1,304,583       3,705,614       2,079,999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per share          $      16.70   $      21.79    $      10.19    $      13.36
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
    Paid-in capital                                                     $ 23,224,388   $ 15,513,341    $ 37,471,837    $ 32,422,926
    Accumulated net investment income (loss)                                 793,505       (128,643)      2,429,792         391,102
    Accumulated net realized gains (losses) on investments
     and foreign currency transactions                                     4,113,290      3,490,334      (1,105,619)     (6,471,744)
    Net unrealized appreciation (depreciation) on investments
     and foreign currency transactions                                     1,154,142      9,557,976      (1,034,063)      1,436,873
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                             $ 29,285,325   $ 28,433,008    $ 37,761,947    $ 27,779,157
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

30

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Statements of Assets and Liabilities, continued

                                                                         Touchstone       Touchstone                     Touchstone
                                                                          Enhanced         Growth &     Touchstone        Mid Cap
                                                                         Dividend 30        Income      High Yield         Growth
                                                                            Fund             Fund          Fund             Fund
ASSETS:
Investments, at cost                                                    $ 20,138,787   $ 26,276,218    $ 31,431,227    $ 34,035,380
------------------------------------------------------------------------------------------------------------------------------------
Affiliated securities at market value                                   $    651,234   $    841,063    $    968,692    $  9,570,801
Non-affiliated securities at market value                                 21,461,919     26,118,870      29,598,959      31,669,718
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $345,564, $328,750, $887,857          $ 22,113,153   $ 26,959,933    $ 30,567,651    $ 41,240,519
       and $8,047,688 of securities loaned for the Enhanced
       Dividend 30 Fund, the Growth & Income Fund, the High
       Yield Fund, and the Mid Cap Growth Fund,
       respectively
Cash                                                                              --             --          14,098              --
Receivable for:
    Dividends                                                                 39,823         21,415              --          14,916
    Interest                                                                   1,384          3,661         656,072           4,443
    Fund shares sold                                                             295         45,364         343,569          30,486
    Investments sold                                                              --        149,693              --           7,885
    Securities lending income                                                    396             --             399              12
------------------------------------------------------------------------------------------------------------------------------------
       Total Assets                                                       22,155,051     27,180,066      31,581,789      41,298,261
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
    Return of collateral for securities on loan                              324,800        336,680         922,627       8,239,187
    Fund shares redeemed                                                      29,084         17,136               5             768
    Investments purchased                                                         --             --              --           6,178
Payable to Investment Advisor                                                  7,561         12,385          13,572          21,271
Payable to other affiliates                                                    3,467          3,725           4,346           3,603
Payable to Trustees                                                            2,192          1,892           2,192           2,192
Other accrued expenses                                                         8,707          8,951          12,783          14,963
------------------------------------------------------------------------------------------------------------------------------------
       Total Liabilities                                                     375,811        380,769         955,525       8,288,162
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                              $ 21,779,240   $ 26,799,297    $ 30,626,264    $ 33,010,099
------------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
    (unlimited number of shares authorized, no par value)                  2,243,516      2,525,265       3,570,836       1,740,200
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per share          $       9.71   $      10.61    $       8.58    $      18.97
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
    Paid-in capital                                                     $ 20,381,587   $ 21,515,954    $ 29,229,578    $ 21,574,878
    Accumulated net investment income (loss)                                 880,780        773,276       3,944,009         (84,846)
    Accumulated net realized gains (losses) on investments                (1,457,493)     3,826,352      (1,683,747)      4,314,928
    Net unrealized appreciation (depreciation) on investments              1,974,366        683,715        (863,576)      7,205,139
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                             $ 21,779,240   $ 26,799,297    $ 30,626,264    $ 33,010,099
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                                                    Touchstone        Touchstone
                                                                                       Money         Third Avenue       Touchstone
                                                                                      Market             Value          Value Plus
                                                                                       Fund              Fund              Fund
ASSETS:
Investments, at cost                                                               $ 104,949,138     $ 102,221,848    $  15,667,330
------------------------------------------------------------------------------------------------------------------------------------
Affiliated securities at market value                                              $          --     $  31,883,427    $   1,387,614
Non-affiliated securities at market value                                            104,949,138       104,968,482       15,963,277
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $20,549,536 and $1,103,423                       $ 104,949,138     $ 136,851,909    $  17,350,891
       of securities loaned for the Third Avenue Value Fund
       and the Value Plus Fund, respectively
Cash                                                                                      33,678                --               --
Receivable for:
    Dividends                                                                                 --           119,596           12,105
    Interest                                                                             745,453            48,046              851
    Fund shares sold                                                                          --           632,827            2,701
    Securities lending income                                                                 --            10,910                9
------------------------------------------------------------------------------------------------------------------------------------
       Total Assets                                                                  105,728,269       137,663,288       17,366,557
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
    Return of collateral for securities on loan                                               --        21,168,526        1,135,928
    Fund shares redeemed                                                               3,424,383            20,146           18,296
    Investments purchased                                                                402,834            32,447               --
Payable to Investment Advisor                                                             13,312            74,569            9,806
Payable to other affiliates                                                                9,557             6,514            3,388
Payable to Trustees                                                                        2,190             2,267            2,192
Other accrued expenses                                                                    21,767            12,652           11,885
------------------------------------------------------------------------------------------------------------------------------------
       Total Liabilities                                                               3,874,043        21,317,121        1,181,495
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $ 101,854,226     $ 116,346,167    $  16,185,062
------------------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS A SHARES
    Net assets attributable to Class A shares                                      $          --     $ 116,346,167    $  16,185,062
    Shares of beneficial interest outstanding
     (unlimited number of shares authorized, no par value)                                    --         4,137,061        1,446,601
    Net asset value, offering price and redemption price per share                 $          --     $       28.12    $       11.19
PRICING OF CLASS I SHARES
    Net assets attributable to Class I shares                                      $  48,696,082     $          --    $          --
    Shares of beneficial interest outstanding
     (unlimited number of shares authorized, no par value)                            48,681,052                --               --
    Net asset value, offering price and redemption price per share                 $        1.00     $          --    $          --
PRICING OF CLASS SC SHARES
    Net assets attributable to Class SC shares                                     $  53,158,144     $          --    $          --
    Shares of beneficial interest outstanding
     (unlimited number of shares authorized, no par value)                            53,163,683                --               --
    Net asset value, offering price and redemption price per share                 $        1.00     $          --    $          --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
    Paid-in capital                                                                $ 102,297,027     $  73,592,839    $  18,967,065
    Accumulated net investment income                                                         --           978,734          259,089
    Accumulated net realized gains (losses) on investments
     and foreign currency transactions                                                  (442,801)        7,144,533       (4,724,653)
    Net unrealized appreciation on investments
     and foreign currency transactions                                                        --        34,630,061        1,683,561
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                                        $ 101,854,226     $ 116,346,167    $  16,185,062
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

32

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Statements of Assets and Liabilities, continued

                                                                        Touchstone       Touchstone     Touchstone      Touchstone
                                                                        Aggressive      Conservative     Enhanced        Moderate
                                                                            ETF              ETF            ETF             ETF
                                                                           Fund             Fund           Fund            Fund
ASSETS:
Investments, at cost                                                    $ 16,650,598   $ 11,333,657    $ 41,380,378    $ 22,571,206
------------------------------------------------------------------------------------------------------------------------------------
Affiliated securities at market value                                   $    325,506   $    197,457    $    777,349    $    389,106
Non-affiliated securities at market value                                 16,698,011     11,092,033      42,382,334      22,433,492
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                                   $ 17,023,517   $ 11,289,490    $ 43,159,683    $ 22,822,598
Receivable for:
    Dividends                                                                  1,431            802           3,396           2,005
    Fund shares sold                                                          75,461         19,170          32,921              --
Receivable from Advisor                                                           --          2,483              --              --
------------------------------------------------------------------------------------------------------------------------------------
       Total Assets                                                       17,100,409     11,311,945      43,196,000      22,824,603
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
    Fund shares redeemed                                                       6,376         48,579          34,672         181,871
    Investments purchased                                                     76,218         30,420         145,414          49,202
Payable to Investment Advisor                                                  1,149             --          11,049           3,582
Payable to other affiliates                                                    3,175          3,175           3,092           3,176
Payable to Trustees                                                            2,192          2,192           2,192           2,192
Other accrued expenses                                                         7,643          9,563           7,800           8,140
------------------------------------------------------------------------------------------------------------------------------------
       Total Liabilities                                                      96,753         93,929         204,219         248,163
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                              $ 17,003,656   $ 11,218,016    $ 42,991,781    $ 22,576,440
------------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
    (unlimited number of shares authorized, no par value)                  1,460,832      1,039,801       3,402,335       1,994,417
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per share          $      11.64   $      10.79    $      12.64    $      11.32
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
    Paid-in capital                                                     $ 15,916,872   $ 10,980,561    $ 40,468,468    $ 21,607,570
    Accumulated net investment income                                        290,342        240,170         185,738         447,237
    Accumulated net realized gains on investments                            423,523         41,452         558,270         270,241
    Net unrealized appreciation (depreciation) on investments                372,919        (44,167)      1,779,305         251,392
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                             $ 17,003,656   $ 11,218,016    $ 42,991,781    $ 22,576,440
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                              For the Six Months Ended June 30, 2006 (Unaudited)

                                                                                        Touchstone                      Touchstone
                                                                         Touchstone        Baron        Touchstone     Eagle Capital
                                                                          Balanced       Small Cap       Core Bond     Appreciation
                                                                            Fund           Fund            Fund            Fund
INVESTMENT INCOME:
    Dividends from affiliated securities                                $      9,493   $      6,172    $     28,427    $     47,356
    Dividends from non-affiliated securities (a)                             162,485         56,993          13,876         254,908
    Interest                                                                 233,586            320         933,174             222
    Income from securities loaned                                                614         24,402              --           1,777
------------------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                                               406,178         87,887         975,477         304,263
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
    Investment advisory fees                                                 119,238        152,082         104,594         108,997
    Accounting and pricing fees                                                7,999          7,999           7,999           7,999
    Administration fees                                                       11,999         11,999          11,999          11,999
    Compliance fees and expenses                                                 415            372             666             439
    Custody fees                                                               3,263          1,760           3,071           2,834
    Professional fees                                                          8,134          8,183           8,431           8,183
    Sponsor fees                                                              29,810         28,968          38,035          29,066
    Transfer agent fees                                                        6,000          6,000           6,000           6,000
    Trustee fees                                                               2,132          2,132           2,132           2,132
    Other expenses                                                             6,399          3,035           6,647           2,756
------------------------------------------------------------------------------------------------------------------------------------
       Total expenses                                                        195,389        222,530         189,574         180,405
       Fees waived by the Advisor                                            (24,676)            --          (3,369)             --
       Fees reduced by Custodian                                                (783)            --              --          (1,205)
       Waiver of Sponsor fees                                                (29,810)            --         (37,605)        (20,601)
       Fees waived by Transfer agent                                          (6,000)        (6,000)         (6,000)         (6,000)
------------------------------------------------------------------------------------------------------------------------------------
       Net expenses                                                          134,120        216,530         142,600         152,599
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 272,058       (128,643)        832,877         151,664
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain (loss) on:
       Investments                                                         1,396,974      2,657,778        (565,977)      1,375,806
       Foreign currency                                                      (17,475)            --              --              --
------------------------------------------------------------------------------------------------------------------------------------
                                                                           1,379,499      2,657,778        (565,977)      1,375,806
------------------------------------------------------------------------------------------------------------------------------------
    Net change in unrealized appreciation/depreciation on:
       Investments                                                        (1,093,986)       118,612        (619,490)       (796,167)
       Foreign currency                                                       17,972             --              --              --
------------------------------------------------------------------------------------------------------------------------------------
                                                                          (1,076,014)       118,612        (619,490)       (796,167)
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                      303,485      2,776,390      (1,185,467)        579,639
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $    575,543   $  2,647,747    $   (352,590)   $    731,303
====================================================================================================================================

(a) Net of foreign tax withholdings of:                                 $        779   $         44    $         --    $         --

The accompanying notes are an integral part of the financial statements.

34

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Statements of Operations continued

                                                                          Touchstone      Touchstone                    Touchstone
                                                                           Enhanced        Growth &     Touchstone        Mid Cap
                                                                          Dividend 30       Income      High Yield        Growth
                                                                             Fund            Fund          Fund            Fund
INVESTMENT INCOME:
    Dividends from affiliated securities                                $      7,937   $     89,670    $     16,362    $     22,058
    Dividends from non-affiliated securities (a)                             365,732        291,504              --          90,210
    Interest                                                                       2          8,483       1,373,979              39
    Income from securities loaned                                             13,178          1,286           2,620             667
------------------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                                               386,849        390,943       1,392,961         112,974
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
    Investment advisory fees                                                  77,977        111,072          90,183         137,614
    Accounting and pricing fees                                                7,999          7,999           7,999           7,999
    Administration fees                                                       11,999         11,999          11,999          11,999
    Compliance fees and expenses                                                 429            430           1,197             601
    Custody fees                                                               1,906          2,479           3,228           5,175
    Professional fees                                                          8,183          8,134           8,331           8,431
    Sponsor fees                                                              23,993         27,768          36,074          34,404
    Transfer agent fees                                                        6,000          6,000           6,000           6,000
    Trustee fees                                                               2,132          2,132           2,132           2,132
    Other expenses                                                             2,655          2,855           7,123           4,566
------------------------------------------------------------------------------------------------------------------------------------
       Total expenses                                                        143,273        180,868         174,266         218,921
       Fees waived by the Advisor                                            (23,379)       (29,126)         (3,801)             --
       Waiver of Sponsor fees                                                (23,993)       (27,768)        (20,340)        (15,101)
       Fees waived by Transfer agent                                          (6,000)        (6,000)         (6,000)         (6,000)
------------------------------------------------------------------------------------------------------------------------------------
       Net expenses                                                           89,901        117,974         144,125         197,820
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 296,948        272,969       1,248,836         (84,846)
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain (loss) on investments                                   (1,705)     1,130,336         320,379       2,499,362
    Net change in unrealized appreciation/depreciation on investments      1,878,817       (678,263)     (1,323,486)        135,522
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                    1,877,112        452,073      (1,003,107)      2,634,884
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $  2,174,060   $    725,042    $    245,729    $  2,550,038
====================================================================================================================================

(a) Net of foreign tax withholding of:                                  $         --   $         --    $         --    $        158

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                                                    Touchstone        Touchstone
                                                                                       Money         Third Avenue       Touchstone
                                                                                      Market             Value          Value Plus
                                                                                       Fund              Fund              Fund
INVESTMENT INCOME:
    Dividends from affiliated securities                                           $          --     $     378,227    $       9,680
    Dividends from non-affiliated securities (a)                                              --           697,293          198,247
    Interest                                                                           1,942,272             3,317               --
    Income from securities loaned                                                             --            53,548              143
------------------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                                                         1,942,272         1,132,385          208,070
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
    Investment advisory fees                                                              72,253           482,903           65,118
    Accounting and pricing fees                                                           17,272            22,572            7,999
    Administration fees                                                                   25,725            33,679           11,999
    Compliance fees and expenses                                                           1,171             1,163              306
    Custody fees                                                                           6,282             9,790            3,292
    Distribution expenses - Class SC                                                      45,075                --               --
    Professional fees                                                                      9,423             9,175            8,035
    Sponsor fees                                                                          80,409           120,727           17,365
    Transfer agent fees                                                                    6,000             6,000            6,000
    Trustees fees                                                                          2,132             2,132            2,132
    Other expenses                                                                         2,666             4,264            2,803
------------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                                                    268,408           692,405          125,049
       Fees waived and/or expenses reimbursed by the Advisor                             (22,404)               --             (171)
       Fees reduced by Custodian                                                              --                --           (2,781)
       Waiver of Sponsor fees                                                            (80,409)          (52,639)         (16,277)
       Fees waived by Transfer agent                                                      (6,000)           (6,000)          (6,000)
------------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                                                      159,595           633,766           99,820
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                  1,782,677           498,619          108,250
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain (loss) on:
       Investments                                                                            --         3,036,534        1,286,966
       Foreign currency                                                                       --              (581)              --
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              --         3,035,953        1,286,966
------------------------------------------------------------------------------------------------------------------------------------
    Net change in unrealized appreciation/depreciation on:
       Investments                                                                            --         1,838,321         (840,642)
       Foreign currency                                                                       --               876               --
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              --         1,839,197         (840,642)
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                                              --         4,875,150          446,324
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $   1,782,677     $   5,373,769    $     554,574
====================================================================================================================================

(a) Net of foreign tax withholdings of:                                            $          --     $      74,544    $         743

The accompanying notes are an integral part of the financial statements.

36

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Statements of Operations continued

                                                                        Touchstone      Touchstone     Touchstone        Touchstone
                                                                        Aggressive     Conservative     Enhanced          Moderate
                                                                            ETF             ETF            ETF               ETF
                                                                           Fund            Fund           Fund              Fund
 INVESTMENT INCOME:
    Dividends from affiliated securities                                $      7,135   $      5,316    $     20,190    $      8,708
    Dividends from non-affiliated securities                                     130            140              59              27
    Interest                                                                 152,015        138,194         136,998         242,466
------------------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                                               159,280        143,650         157,247         251,201
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
    Investment advisory fees                                                  31,822         19,308          71,151          41,271
    Accounting and pricing fees                                                7,999          7,999           7,999           7,999
    Administration fees                                                       11,999         11,999          11,999          11,999
    Compliance fees and expenses                                                 149              7             302               7
    Custody fees                                                               1,192          1,553           2,179           2,177
    Professional fees                                                          7,687          7,593           7,315           7,533
    Sponsor fees                                                              15,911          9,654          35,576          20,636
    Transfer agent fees                                                        6,000          6,000           6,000           6,000
    Trustees fees                                                              2,132          2,132           2,132           2,132
    Other expenses                                                             1,176          1,275              --              --
------------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                                         86,067         67,520         144,653          99,754
       Fees waived and/or expenses reimbursed by the Advisor                 (24,349)       (27,701)        (13,919)        (21,498)
       Waiver of Sponsor fees                                                (15,911)        (9,654)        (35,576)        (20,636)
       Fees waived by Transfer agent                                          (6,000)        (6,000)         (6,000)         (6,000)
------------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                                           39,807         24,165          89,158          51,620
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        119,473        119,485          68,089         199,581
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
       Net realized gain on investments                                      411,986         33,640         365,294         265,953
       Net change in unrealized appreciation/
         depreciation on investments                                         (75,314)      (116,316)        956,214        (116,145)
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                      336,672        (82,676)      1,321,508         149,808
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $    456,145   $     36,809    $  1,389,597    $    349,389
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Touchstone               Touchstone                    Touchstone
                                                         Balanced                Baron Small                    Core Bond
                                                           Fund                   Cap Fund                        Fund
                                            ---------------------------   ---------------------------   ---------------------------
                                                For the        For the        For the      For the         For the       For the
                                              Six Months        Year        Six Months       Year        Six Months        Year
                                                 Ended          Ended          Ended        Ended           Ended         Ended
                                             June 30, 2006  December 31,   June 30, 2006  December 31,  June 30, 2006   December 31,
                                              (Unaudited)       2005        (Unaudited)       2005       (Unaudited)        2005
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income (loss)             $    272,058   $    482,894   $   (128,643)  $   (294,444)  $    832,877   $  1,504,734
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on:
     Investments                               1,396,974      2,767,987      2,657,778      1,497,602       (565,977)      (152,011)
     Foreign currency                            (17,475)        11,452             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
                                               1,379,499      2,779,439      2,657,778      1,497,602       (565,977)      (152,011)
------------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized
   appreciation/depreciation on:
     Investments                              (1,093,986)    (1,322,194)       118,612        658,459       (619,490)      (683,297)
     Foreign currency                             17,972        (14,509)            --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
                                              (1,076,014)    (1,336,703)       118,612        658,459       (619,490)      (683,297)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from operations                             575,543      1,925,630      2,647,747      1,861,617       (352,590)       669,426
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
   Net investment income                              --       (325,521)            --             --             --             --
   Realized capital gains                             --     (1,430,893)            --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                     --     (1,756,414)            --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Proceeds from shares sold                   2,235,543      3,645,400      1,655,205      6,662,149      1,828,844      3,797,730
   Reinvestment of dividends and
     distributions                                    --      1,756,413             --             --             --             --
   Cost of shares redeemed                    (3,730,779)    (7,460,008)    (3,313,217)    (4,416,807)    (2,763,556)    (5,461,729)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   from share transactions                    (1,495,236)    (2,058,195)    (1,658,012)     2,245,342       (934,712)    (1,663,999)
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)
   in net assets                                (919,693)    (1,888,979)       989,735      4,106,959     (1,287,302)      (994,573)
NET ASSETS:
   Beginning of period                        30,205,018     32,093,997     27,443,273     23,336,314     39,049,249     40,043,822
------------------------------------------------------------------------------------------------------------------------------------
   End of period                            $ 29,285,325   $ 30,205,018   $ 28,433,008   $ 27,443,273   $ 37,761,947   $ 39,049,249
====================================================================================================================================
Accumulated net investment income (loss)    $    793,505   $    521,447   $   (128,643)  $         --   $  2,429,792   $  1,596,915
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

38

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Statements of Changes in Net Assets continued

                                                   Touchstone                    Touchstone                    Touchstone
                                                  Eagle Capital               Enhanced Dividend              Growth & Income
                                                Appreciation Fund                  30 Fund                        Fund
                                            ---------------------------   ---------------------------   ---------------------------
                                                For the        For the        For the      For the         For the       For the
                                              Six Months        Year        Six Months       Year        Six Months        Year
                                                 Ended          Ended          Ended        Ended           Ended         Ended
                                             June 30, 2006  December 31,   June 30, 2006  December 31,  June 30, 2006   December 31,
                                              (Unaudited)       2005        (Unaudited)       2005       (Unaudited)        2005
DECREASE IN NET ASSETS:
OPERATIONS:
   Net investment income                    $    151,664   $    239,438   $    296,948   $    583,832   $    272,969   $    500,307
   Net realized gain (loss)
     on investments                            1,375,806      3,018,324         (1,705)      (219,523)     1,130,336      3,081,149
   Net change in unrealized
     appreciation/depreciation
     on investments                             (796,167)    (3,280,303)     1,878,817     (1,293,062)      (678,263)    (3,063,468)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets from operations                        731,303        (22,541)     2,174,060       (928,753)       725,042        517,988
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
   Net investment income                              --        (26,545)            --             --             --             --
   Realized capital gains                             --             --             --             --             --     (1,503,333)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                     --        (26,545)            --             --             --     (1,503,333)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Proceeds from shares sold                     325,598      1,004,853        273,482      4,457,260        485,390      1,250,276
   Reinvestment of dividends
     and distributions                                --         26,545             --             --             --      1,503,333
   Cost of shares redeemed                    (2,739,226)    (6,176,455)    (6,028,390)    (7,867,817)    (2,980,764)    (5,989,804)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease
   from share transactions                    (2,413,628)    (5,145,057)    (5,754,908)    (3,410,557)    (2,495,374)    (3,236,195)
------------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets                  (1,682,325)    (5,194,143)    (3,580,848)    (4,339,310)    (1,770,332)    (4,221,540)
NET ASSETS:
   Beginning of period                        29,461,482     34,655,625     25,360,088     29,699,398     28,569,629     32,791,169
------------------------------------------------------------------------------------------------------------------------------------
   End of period                            $ 27,779,157   $ 29,461,482   $ 21,779,240   $ 25,360,088   $ 26,799,297   $ 28,569,629
====================================================================================================================================
Accumulated net investment income           $    391,102   $    239,438   $    880,780   $    583,832   $    773,276   $    500,307
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                    Touchstone                   Touchstone                     Touchstone
                                                    High Yield                 Mid Cap Growth                  Money Market
                                                       Fund                         Fund                           Fund
                                            ---------------------------   ---------------------------   ---------------------------
                                                For the        For the        For the      For the         For the       For the
                                              Six Months        Year        Six Months       Year        Six Months        Year
                                                 Ended          Ended          Ended        Ended           Ended         Ended
                                             June 30, 2006  December 31,   June 30, 2006  December 31,  June 30, 2006   December 31,
                                              (Unaudited)       2005        (Unaudited)       2005       (Unaudited)        2005
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income (loss)             $  1,248,836   $  2,699,294   $    (84,846)  $   (159,779)  $  1,782,677   $  2,417,457
   Net realized gain on investments              320,379        791,421      2,499,362      2,042,860             --             --
   Net change in unrealized
     appreciation/depreciation
     on investments                           (1,323,486)    (2,269,658)       135,522      2,549,545             --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase
   in net assets from operations                 245,729      1,221,057      2,550,038      4,432,626      1,782,677      2,417,457
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
     TO SHAREHOLDERS FROM:
   Net investment income, Class I                     --             --             --             --     (1,004,961)    (1,388,785)
   Net investment income, Class SC                    --             --             --             --       (777,716)    (1,028,672)
   Realized capital gains                             --             --             --     (9,006,025)            --             --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                     --             --             --     (9,006,025)    (1,782,677)    (2,417,457)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS A
   Proceeds from shares sold                   3,629,671     20,102,785      1,978,742      4,382,918             --             --
   Reinvestment of dividends
     and distributions                                --             --             --      9,006,025             --             --
   Cost of shares redeemed                   (11,101,996)   (25,799,142)    (5,029,527)    (9,439,760)            --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  from Class A share transactions             (7,472,325)    (5,696,357)    (3,050,785)     3,949,183             --             --
------------------------------------------------------------------------------------------------------------------------------------
CLASS I
   Proceeds from shares sold                          --             --             --             --     28,112,652     63,118,368
   Reinvestment of dividends                          --             --             --             --      1,009,379      1,393,762
   Cost of shares redeemed                            --             --             --             --    (23,039,509)   (60,086,304)
------------------------------------------------------------------------------------------------------------------------------------
Net increase
  from Class I share transactions                     --             --             --             --      6,082,522      4,425,826
------------------------------------------------------------------------------------------------------------------------------------
CLASS SC
   Proceeds from shares sold                          --             --             --             --     57,437,383     84,397,097
   Reinvestment of dividends                          --             --             --             --        784,344      1,033,792
   Cost of shares redeemed                            --             --             --             --    (42,405,877)   (73,815,889)
------------------------------------------------------------------------------------------------------------------------------------
Net increase
   from Class SC share transactions                   --             --             --             --     15,815,850     11,615,000
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets       (7,226,596)    (4,475,300)      (500,747)      (624,216)    21,898,372     16,040,826
NET ASSETS:
   Beginning of period                        37,852,860     42,328,160     33,510,846     34,135,062     79,955,854     63,915,028
------------------------------------------------------------------------------------------------------------------------------------
   End of period                            $ 30,626,264   $ 37,852,860   $ 33,010,099   $ 33,510,846   $101,854,226   $ 79,955,854
====================================================================================================================================
Accumulated net investment income (loss)    $  3,944,009   $  2,695,173   $    (84,846)  $         --   $         --   $         --
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

40

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Statements of Changes in Net Assets continued

                                                                       Touchstone                           Touchstone
                                                                      Third Avenue                          Value Plus
                                                                       Value Fund                              Fund
                                                             --------------------------------      --------------------------------
                                                                For the              For the           For the           For the
                                                              Six Months              Year           Six Months            Year
                                                                 Ended                Ended             Ended              Ended
                                                             June 30, 2006        December 31,      June 30, 2006       December 31,
                                                              (Unaudited)             2005           (Unaudited)            2005
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income                                     $     498,619      $     487,338      $     108,250      $     150,839
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on:
     Investments                                                 3,036,534          7,522,169          1,286,966          1,792,845
     Foreign currency                                                 (581)            (7,223)                --                 --
------------------------------------------------------------------------------------------------------------------------------------
                                                                 3,035,953          7,514,946          1,286,966          1,792,845
------------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation/
     depreciation on:
       Investments                                               1,838,321          8,434,768           (840,642)        (1,590,203)
       Foreign currency                                                876             (4,915)                --                 --
------------------------------------------------------------------------------------------------------------------------------------
                                                                 1,839,197          8,429,853           (840,642)        (1,590,203)
------------------------------------------------------------------------------------------------------------------------------------
Net increase
   in net assets from operations                                 5,373,769         16,432,137            554,574            353,481
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
   Net investment income                                                --             (8,772)                --                 --
   Realized capital gains                                               --         (3,013,717)                --                 --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                       --         (3,022,489)                --                 --
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Proceeds from shares sold                                     8,441,116         24,203,421            761,226          2,304,536
   Reinvestment of dividends and distributions                          --          3,022,487                 --                 --
   Cost of shares redeemed                                     (14,610,890)       (16,413,341)        (2,784,503)        (4,547,618)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  from share transactions                                       (6,169,774)        10,812,567         (2,023,277)        (2,243,082)
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           (796,005)        24,222,215         (1,468,703)        (1,889,601)
NET ASSETS:
   Beginning of period                                         117,142,172         92,919,957         17,653,765         19,543,366
------------------------------------------------------------------------------------------------------------------------------------
   End of period                                             $ 116,346,167      $ 117,142,172      $  16,185,062      $  17,653,765
====================================================================================================================================
Accumulated net investment income                            $     978,734      $     480,115      $     259,089      $     150,839
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                 Touchstone                  Touchstone                 Touchstone              Touchstone
                                 Aggressive                 Conservative                 Enhanced                Moderate
                                     ETF                         ETF                        ETF                     ETF
                                    Fund                        Fund                       Fund                    Fund
                          ------------------------   -----------------------   ------------------------   -------------------------
                           For the       For the       For the       For the       For the     For the       For the      For the
                         Six Months       Year       Six Months       Year       Six Months     Year       Six Months      Year
                            Ended         Ended         Ended         Ended        Ended       Ended         Ended        Ended
                           June 30,    December 31,    June 30,    December 31,   June 30,   December 31,   June 30,    December 31,
                            2006          2005          2006          2005          2006        2005          2006         2005
                         (Unaudited)                 (Unaudited)                 (Unaudited)               (Unaudited)
INCREASE
IN NET ASSETS:
OPERATIONS:
   Net investment
     income               $   119,473  $   170,869   $   119,485  $  120,685   $    68,089  $   117,649   $   199,581   $   247,656
   Net realized gain
     on investments           411,986       11,537        33,640       7,830       365,294      192,976       265,953         4,288
   Net change in
     unrealized
     appreciation/
     depreciation
     on investments           (75,314)     409,543      (116,316)     47,946       956,214      748,809      (116,145)      325,512
------------------------------------------------------------------------------------------------------------------------------------
Net increase in
   net assets
   from operations            456,145      591,949        36,809     176,461     1,389,597    1,059,434       349,389       577,456
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND
   DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Realized capital gains          --           --            --      (3,526)           --           --            --            --
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Proceeds from
     shares sold            4,851,428   12,934,043     3,819,781   8,165,512    15,273,870   26,723,320     5,261,747    18,061,892
   Reinvestment of
     dividends and
     distributions                 --           --            --       3,528            --           --            --            --
   Cost of shares
     redeemed              (3,148,586)  (2,680,527)     (736,262)   (864,225)     (535,539)  (1,822,841)   (2,171,940)   (1,789,919)
------------------------------------------------------------------------------------------------------------------------------------
Net increase from
   share transactions       1,702,842   10,253,516     3,083,519   7,304,815    14,738,331   24,900,479     3,089,807    16,271,973
------------------------------------------------------------------------------------------------------------------------------------
Total increase in
   net assets               2,158,987   10,845,465     3,120,328   7,477,750    16,127,928   25,959,913     3,439,196    16,849,429
NET ASSETS:
   Beginning
     of period             14,844,669    3,999,204     8,097,688     619,938    26,863,853      903,940    19,137,244     2,287,815
------------------------------------------------------------------------------------------------------------------------------------
   End of period          $17,003,656  $14,844,669   $11,218,016  $8,097,688   $42,991,781  $26,863,853   $22,576,440   $19,137,244
====================================================================================================================================
Accumulated net
   investment
   income                 $   290,342  $   170,869   $   240,170  $  120,685   $   185,738  $   117,649   $   447,237   $   247,656
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

42

--------------------------------
Touchstone Variable Series Trust
--------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding:

TOUCHSTONE BALANCED FUND

                                                For the
                                              Six Months
                                                 Ended                             For the Year Ended December 31,
                                             June 30, 2006     ---------------------------------------------------------------------
                                              (Unaudited)         2005          2004          2003          2002          2001(a)
NET ASSET VALUE, BEGINNING OF PERIOD          $    16.39      $    16.32    $    15.01    $    12.42    $    13.96    $    14.24
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                            0.18            0.27          0.25          0.22          0.30          0.38(b)
   Net realized and unrealized
     gain (loss) on investments                     0.13            0.80          1.20          2.46         (1.57)           --
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations               0.31            1.07          1.45          2.68         (1.27)         0.38
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                              --           (0.18)        (0.14)        (0.09)        (0.27)        (0.38)
   In excess of net investment income                 --              --            --            --            --         (0.07)
   Realized capital gains                             --           (0.82)           --            --            --         (0.21)
------------------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions                --           (1.00)        (0.14)        (0.09)        (0.27)        (0.66)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $    16.70      $    16.39    $    16.32    $    15.01    $    12.42    $    13.96
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        1.89%(c)        6.61%         9.63%        21.57%        (9.09%)        2.67%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)            $   29,285      $   30,205    $   32,094    $   27,015    $   23,616    $   28,227
Ratios to average net assets:
   Net expenses                                     0.90%(d)        0.90%         0.90%         0.90%         0.90%         0.90%
   Net investment income                            1.83%(d)        1.57%         1.73%         1.86%         2.22%         2.69%
Portfolio turnover                                    67%(d)          87%           66%           75%           86%           59%
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE BARON SMALL CAP FUND

                                            For the       For the      For the      For the
                                           Six Months       Year         Year      Six Months
                                             Ended          Ended        Ended       Ended            For the Year Ended June 30,
                                         June 30, 2006  December 31,  December 31, December 31,  -----------------------------------
                                          (Unaudited)       2005          2004      2003(E)          2003        2002        2001
NET ASSET VALUE,
   BEGINNING OF PERIOD                     $ 19.89        $ 18.47       $ 14.45     $ 12.40        $ 12.53     $ 12.90     $ 11.64
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
   Net investment loss                       (0.10)         (0.21)        (0.18)      (0.09)         (0.16)      (0.13)      (0.03)
   Net realized and unrealized gain
     (loss) on investments                    2.00           1.63          4.20        2.14           0.03       (0.24)       1.51
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations         1.90           1.42          4.02        2.05          (0.13)      (0.37)       1.48
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                        --             --            --          --             --          --       (0.22)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $ 21.79        $ 19.89       $ 18.47     $ 14.45        $ 12.40     $ 12.53     $ 12.90
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  9.55%(c)       7.69%        27.82%      16.53%(c)      (1.04%)     (2.87%)     12.83%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)         $28,433        $27,443       $23,336     $16,133        $11,926     $11,978     $ 6,698
Ratios to average net assets:
   Net expenses                               1.49%(d)       1.54%         1.65%       1.65%(d)       1.62%       1.55%       1.55%
   Expenses before voluntary
     expense reimbursement                      NA             NA            NA          NA           2.44%       2.32%       3.10%
   Net investment loss                       (0.89%)(d)     (1.15%)       (1.24%)     (1.44%)(d)     (1.49%)     (1.33%)     (0.33%)
   Loss before voluntary
     expense reimbursement                      NA             NA            NA          NA          (2.32%)     (2.10%)     (1.88%)
Portfolio turnover                              23%(d)         14%           23%         32%(d)         29%         91%        221%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 49.


The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

TOUCHSTONE CORE BOND FUND

                                                For the
                                              Six Months
                                                 Ended                            For the Year Ended December 31,
                                             June 30, 2006    ----------------------------------------------------------------------
                                              (Unaudited)         2005         2004          2003          2002        2001(a)
NET ASSET VALUE, BEGINNING OF PERIOD          $    10.28      $    10.11    $    10.19    $    10.23    $    10.38    $    10.25
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                            0.24            0.40          0.38          0.40          0.40          0.60(b)
   Net realized and unrealized gain
     (loss) on investments                         (0.33)          (0.23)        (0.04)        (0.04)         0.42          0.20
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations              (0.09)           0.17          0.34          0.36          0.82          0.80
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                              --              --         (0.39)        (0.39)        (0.97)        (0.67)
   In excess of net investment income                 --              --         (0.03)        (0.01)           --            --
------------------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions                --              --         (0.42)        (0.40)        (0.97)        (0.67)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $    10.19      $    10.28    $    10.11    $    10.19    $    10.23    $    10.38
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       (0.88%)(c)       1.68%         3.31%         3.49%         7.93%         7.85%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)            $   37,762      $   39,049    $   40,044    $   42,580    $   41,924    $   34,838
Ratios to average net assets:
   Net expenses                                     0.75%(d)        0.75%         0.75%         0.75%         0.75%         0.75%
   Net investment income                            4.38%(d)        3.76%         3.50%         3.62%         4.57%         5.59%
Portfolio turnover                                   243%(d)         149%          144%          287%          152%           92%
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND

                                            For the       For the      For the      For the
                                           Six Months       Year         Year      Six Months
                                             Ended          Ended        Ended       Ended            For the Year Ended June 30,
                                         June 30, 2006  December 31,  December 31, December 31,  -----------------------------------
                                          (Unaudited)       2005          2004      2003(E)          2003        2002        2001
NET ASSET VALUE,
   BEGINNING OF PERIOD                     $ 13.05       $ 13.05       $ 11.46      $  9.83        $  9.85    $ 15.93      $ 30.25
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
   Net investment income (loss)               0.08          0.11          0.11         0.03          (0.01)     (0.04)       (0.10)
   Net realized and unrealized
     gain (loss) on investments               0.23         (0.10)         1.60         1.61          (0.01)     (4.73)       (9.42)
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations         0.31          0.01          1.71         1.64          (0.02)     (4.77)       (9.52)
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                        --         (0.01)        (0.12)       (0.01)            --         --           --
   Realized capital gains                       --            --            --           --             --      (1.31)       (4.80)
------------------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions          --         (0.01)        (0.12)       (0.01)            --      (1.31)       (4.80)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $ 13.36       $ 13.05       $ 13.05      $ 11.46        $  9.83    $  9.85      $ 15.93
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  2.37%(c)      0.05%        14.89%       16.70%(c)      (0.16%)   (30.55%)     (37.42%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)         $27,779       $29,461       $34,656      $33,897        $28,623    $20,309      $32,008
Ratios to average net assets:
   Net expenses                               1.05%(d)      1.05%         1.05%        1.05%(d)       1.16%      1.15%        1.07%
   Expenses before voluntary
     expense reimbursement                      NA            NA            NA           NA           1.51%      1.17%        1.07%
   Net investment income (loss)               1.04%(d)      0.75%         0.94%        0.52%(d)      (0.19%)    (0.33%)      (0.45%)
   Loss before voluntary
     expense reimbursement                      NA            NA            NA           NA          (0.54%)    (0.35%)      (0.45%)
Portfolio turnover                              59%(d)        51%           40%         241%(d)         70%        31%          47%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 49.

The accompanying notes are an integral part of the financial statements.

44

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued
Selected data for a share outstanding:

TOUCHSTONE ENHANCED DIVIDEND 30 FUND

                                                For the
                                              Six Months
                                                 Ended                            For the Year Ended December 31,
                                             June 30, 2006    ----------------------------------------------------------------------
                                              (Unaudited)         2005         2004          2003          2002          2001

NET ASSET VALUE, BEGINNING OF PERIOD          $     8.88      $     9.16    $     8.90    $     6.81    $     8.93    $    10.18
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                            0.19            0.20          0.19          0.09          0.10          0.09
   Net realized and unrealized gain
     (loss) on investments                          0.64           (0.48)         0.26          2.09         (2.12)        (1.25)
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations               0.83           (0.28)         0.45          2.18         (2.02)        (1.16)
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                              --              --         (0.19)        (0.09)        (0.10)        (0.09)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $     9.71      $     8.88    $     9.16    $     8.90    $     6.81    $     8.93
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        9.35%(c)       (3.06%)        5.08%        32.00%       (22.67%)      (11.45%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)            $   21,779      $   25,360    $   29,699    $   30,258    $    7,561    $   11,020
Ratios to average net assets:
   Net expenses                                     0.75%(d)        0.75%         0.75%         0.75%         0.75%         0.75%
   Net investment income                            2.48%(d)        2.23%         2.15%         1.57%         1.10%         0.90%
Portfolio turnover                                    23%(d)          48%           60%          140%           27%            6%
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE GROWTH & INCOME FUND

                                                For the
                                              Six Months
                                                 Ended                            For the Year Ended December 31,
                                             June 30, 2006    ----------------------------------------------------------------------
                                              (Unaudited)         2005         2004          2003          2002          2001
NET ASSET VALUE, BEGINNING OF PERIOD          $    10.35      $    10.72    $     9.91    $     7.78    $     9.93    $    11.26
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                            0.12            0.18          0.19          0.16          0.19          0.23
   Net realized and unrealized gain
     (loss) on investments                          0.14            0.02          0.81          2.38         (1.67)        (0.82)
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations               0.26            0.20          1.00          2.54         (1.48)        (0.59)
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                              --              --         (0.19)        (0.16)        (0.33)        (0.23)
   Realized capital gains                             --           (0.57)           --         (0.25)        (0.34)        (0.51)
------------------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions                --           (0.57)        (0.19)        (0.41)        (0.67)        (0.74)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $    10.61      $    10.35    $    10.72    $     9.91    $     7.78    $     9.93
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        2.51%(c)        1.86%        10.10%        32.84%       (14.90%)       (5.28%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)            $   26,799      $   28,570    $   32,791    $   32,768    $   25,263    $   34,123
Ratios to average net assets:
   Net expenses                                     0.85%(d)        0.85%         0.85%         0.85%         0.85%         0.85%
   Net investment income                            1.97%(d)        1.66%         1.78%         1.85%         1.78%         1.13%
Portfolio turnover                                    98%(d)          48%           43%           58%           69%          149%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 49.

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

TOUCHSTONE HIGH YIELD FUND

                                                For the
                                              Six Months
                                                 Ended                            For the Year Ended December 31,
                                             June 30, 2006    ----------------------------------------------------------------------
                                              (Unaudited)         2005         2004          2003          2002          2001(f)
NET ASSET VALUE, BEGINNING OF PERIOD          $     8.53      $     8.26    $     8.12    $     7.13    $     7.47    $     7.73
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                            0.50            0.61          0.64          0.72          0.58          0.78(b)
   Net realized and unrealized gain
     (loss) on investments                         (0.45)          (0.34)         0.14          0.99         (0.37)        (0.25)
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations               0.05            0.27          0.78          1.71          0.21          0.53
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                              --              --         (0.64)        (0.72)        (0.55)        (0.78)
   In excess of net investment income                 --              --            --            --            --         (0.01)
------------------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions                --              --         (0.64)        (0.72)        (0.55)        (0.79)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $     8.58      $     8.53    $     8.26    $     8.12    $     7.13    $     7.47
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        0.59%(c)        3.27%         9.55%        23.99%         2.82%         6.93%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)            $   30,626      $   37,853    $   42,328    $   45,844    $   32,529    $   18,024
Ratios to average net assets:
   Net expenses                                     0.80%(d)        0.80%         0.80%         0.74%(g)      0.80%         0.80%
   Net investment income                            6.93%(d)        6.91%         7.30%         8.16%         9.72%         9.59%
Portfolio turnover                                    43%(d)          69%           55%          101%           40%           25%
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE MID CAP GROWTH FUND

                                                For the
                                              Six Months
                                                 Ended                            For the Year Ended December 31,
                                             June 30, 2006    ----------------------------------------------------------------------
                                              (Unaudited)         2005         2004          2003          2002          2001
NET ASSET VALUE, BEGINNING OF PERIOD          $    17.63      $    20.89    $    19.64    $    13.45    $    18.14    $    20.22
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss                             (0.05)          (0.08)        (0.15)        (0.12)        (0.14)        (0.13)
   Net realized and unrealized gain
     (loss) on investments                          1.39            3.28          2.48          6.47         (3.90)        (0.39)
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations               1.34            3.20          2.33          6.35         (4.04)        (0.52)
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Realized capital gains                             --           (6.46)        (1.08)        (0.16)        (0.65)        (1.56)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $    18.97      $    17.63    $    20.89    $    19.64    $    13.45    $    18.14
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        7.60%(c)       15.29%        12.06%        47.26%       (22.31%)       (2.62%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)            $   33,010      $   33,511    $   34,135    $   37,537    $   25,408    $   36,305
Ratios to average net assets:
   Net expenses                                     1.15%(d)        1.15%         1.15%         1.15%         1.15%         1.15%
   Net investment loss                             (0.49%)(d)      (0.50%)       (0.65%)       (0.74%)       (0.89%)       (0.72%)
Portfolio turnover                                    50%(d)          70%          134%           88%           63%           85%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 49.

The accompanying notes are an integral part of the financial statements.

46

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued
Selected data for a share outstanding:

TOUCHSTONE MONEY MARKET FUND - CLASS I

                                             For the                                                              For the
                                           Six Months                                                             Period
                                              Ended                  For the Year Ended December 31,               Ended
                                          June 30, 2006    -------------------------------------------------    December 31,
                                           (Unaudited)         2005         2004          2003          2002      2001(h)
NET ASSET VALUE, BEGINNING OF PERIOD       $     1.00      $    1.00    $     1.00    $    1.00    $    1.00    $    1.00
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                         0.02           0.03          0.01         0.01         0.02         0.02(b)
   Net realized and unrealized gain on
     investments                                   --             --            --           --           --         0.00(i)
------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations            0.02           0.03          0.01         0.01         0.02         0.02
------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                        (0.02)         (0.03)        (0.01)       (0.01)       (0.02)       (0.02)
   Realized capital gains                          --             --            --           --           --        (0.00)(i)
------------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions          (0.02)         (0.03)        (0.01)       (0.01)       (0.02)       (0.02)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $     1.00      $    1.00    $     1.00    $    1.00    $    1.00    $    1.00
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                     4.64%(d)       3.16%         1.35%        1.01%        1.58%        2.09%(c)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)         $   48,696      $  42,614    $   38,188    $  73,278    $   9,482    $  10,300
Ratios to average net assets:
   Net expenses                                  0.28%(d)       0.28%         0.28%        0.30%        0.60%        0.60%(d)
   Net investment income                         4.54%(d)       3.13%         1.28%        0.91%        1.53%        2.95%(d)
------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE MONEY MARKET FUND - CLASS SC

                                                                  For the            For the          For the         For the
                                                                 Six Months           Year             Year           Period
                                                                    Ended             Ended            Ended           Ended
                                                                June 30, 2006       December 31,     December 31,    December 31,
                                                                (Unaudited)           2005               2004          2003(j)
NET ASSET VALUE, BEGINNING OF PERIOD                           $     1.00          $     1.00       $     1.00       $     1.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                             0.02                0.03             0.01             0.00(i)
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                            (0.02)              (0.03)           (0.01)           (0.00)(i)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $     1.00          $     1.00       $     1.00       $     1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         4.37%(d)            2.90%            1.08%            0.28%(c)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                             $   53,158          $   37,342       $   25,727       $   27,883
Ratios to average net assets:
   Net expenses                                                      0.54%(d)            0.54%            0.54%            0.53%(d)
   Net investment income                                             4.30%(d)            2.89%            1.06%            0.63%(d)
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 49.


The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

TOUCHSTONE THIRD AVENUE VALUE FUND

                                            For the       For the      For the      For the
                                           Six Months       Year         Year      Six Months
                                             Ended          Ended        Ended       Ended            For the Year Ended June 30,
                                         June 30, 2006  December 31,  December 31, December 31,  -----------------------------------
                                          (Unaudited)       2005          2004      2003(E)          2003        2002        2001
NET ASSET VALUE,
   BEGINNING OF PERIOD                     $  26.89      $  23.51      $  18.71     $  14.65        $ 16.08    $ 16.79      $ 13.97
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
   Net investment income (loss)                0.13          0.11          0.05        (0.00)(i)       0.05       0.02         0.15
   Net realized and unrealized
     gain (loss) on investments                1.10          3.98          4.80         4.06          (1.17)     (0.61)        4.31
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations          1.23          4.09          4.85         4.06          (1.12)     (0.59)        4.46
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                         --         (0.00)(i)     (0.05)          --          (0.09)     (0.12)       (0.40)
   Realized capital gains                        --         (0.71)           --           --          (0.22)        --        (1.24)
------------------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions           --         (0.71)        (0.05)          --          (0.31)     (0.12)       (1.64)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $  28.12      $  26.89      $  23.51     $  18.71        $ 14.65    $ 16.08      $ 16.79
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                   4.57%(c)     17.41%        25.93%       27.72%(c)      (6.78%)    (3.45%)      35.66%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)         $116,346      $117,142      $ 92,920     $ 71,600        $50,499    $48,221      $35,066
Ratios to average net assets:
   Net expenses                                1.05%(d)      1.05%         1.05%        1.05%(d)       1.10%      1.08%        1.15%
   Expenses before voluntary
     expense reimbursement                       NA            NA            NA           NA           1.15%      1.08%        1.21%
   Net investment income (loss)                0.83%(d)      0.48%         0.27%       (0.01%)(d)      0.41%      0.23%        1.15%
   Income before voluntary
     expense reimbursement                       NA            NA            NA           NA           0.36%      0.23%        1.09%
Portfolio turnover                                9%(d)        17%           30%          23%(d)         23%        23%         128%
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE VALUE PLUS FUND

                                                For the
                                              Six Months
                                                 Ended                            For the Year Ended December 31,
                                             June 30, 2006    ----------------------------------------------------------------------
                                              (Unaudited)         2005         2004          2003          2002          2001
NET ASSET VALUE, BEGINNING OF PERIOD          $    10.85      $    10.62    $     9.68    $     7.53    $    10.40    $    10.61
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                            0.09            0.09          0.08          0.08          0.05          0.04
   Net realized and unrealized gain
     (loss) on investments                          0.25            0.14          0.94          2.15         (2.83)        (0.13)
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations               0.34            0.23          1.02          2.23         (2.78)        (0.09)
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                              --              --         (0.08)        (0.08)        (0.09)           --
   Realized capital gains                             --              --            --            --            --         (0.12)
------------------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions                --              --         (0.08)        (0.08)        (0.09)        (0.12)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $    11.19      $    10.85    $    10.62    $     9.68    $     7.53    $    10.40
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        3.13%(c)        2.17%        10.54%        29.72%       (26.65%)       (0.88%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)            $   16,185      $   17,654    $   19,543    $   19,561    $    5,144    $    7,175
Ratios to average net assets:
   Net expenses                                     1.15%(d)        1.15%         1.15%         1.15%         1.15%         1.15%
   Net investment income                            1.25%(d)        0.80%         0.76%         0.98%         0.59%         0.43%
Portfolio turnover                                    83%(d)          48%           27%           97%           68%           50%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 49.

The accompanying notes are an integral part of the financial statements.

48

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued
Selected data for a share outstanding:

                                                             Touchstone                                Touchstone
                                                           Aggressive ETF                           Conservative ETF
                                                                Fund                                      Fund

                                             For the          For the      For the        For the         For the       For the
                                           Six Months          Year         Period       Six Months        Year         Period
                                              Ended            Ended        Ended          Ended           Ended         Ended
                                          June 30, 2006     December 31,  December 31,  June 30, 2006   December 31,  December 31,
                                           (Unaudited)          2005        2004(k)      (Unaudited)        2005        2004(k)
NET ASSET VALUE, BEGINNING OF PERIOD       $    11.30       $    10.80    $    10.00     $    10.72     $    10.38    $    10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                         0.20             0.13          0.06           0.23           0.16          0.14
   Net realized and unrealized gain
     (loss) on investments                       0.14             0.37          0.80          (0.16)          0.19          0.38
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations            0.34             0.50          0.86           0.07           0.35          0.52
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                           --               --         (0.06)            --             --         (0.14)
   Realized capital gains                          --               --            --             --          (0.01)           --
------------------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions             --               --         (0.06)            --          (0.01)        (0.14)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $    11.64       $    11.30    $    10.80     $    10.79     $    10.72    $    10.38
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                     3.01%(c)         4.63%         8.62%(c)       0.65%(c)       3.32%         5.22%(c)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)         $   17,004       $   14,845    $    3,999     $   11,218     $    8,098    $      620
Ratios to average net assets:
   Net expenses                                  0.50%(d)         0.50%         0.50%(d)       0.50%(d)       0.50%         0.50%(d)
   Net investment income                         1.50%(d)         1.80%         7.08%(d)       2.47%(d)       3.01%         2.54%(d)
Portfolio turnover                                 49%(d)           38%            0%(d)         21%(d)         19%           37%(d)
------------------------------------------------------------------------------------------------------------------------------------

                                                            Touchstone                                  Touchstone
                                                           Enhanced ETF                                Moderate ETF
                                                               Fund                                        Fund

                                             For the         For the        For the         For the       For the      For the
                                           Six Months         Year          Period        Six Months       Year        Period
                                              Ended           Ended          Ended           Ended         Ended        Ended
                                          June 30, 2006    December 31,   December 31,   June 30, 2006   December 31, December 31,
                                           (Unaudited)         2005         2004(k)       (Unaudited)        2005        2004(k)
NET ASSET VALUE, BEGINNING OF PERIOD        $ 11.98         $ 11.30         $ 10.00         $ 11.11       $ 10.69       $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                       0.05            0.05            0.04            0.22          0.14          0.06
   Net realized and unrealized gain
     (loss) on investments                     0.61            0.63            1.30           (0.01)         0.28          0.69
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations          0.66            0.68            1.34            0.21          0.42          0.75
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                         --              --           (0.04)             --            --         (0.06)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $ 12.64         $ 11.98         $ 11.30         $ 11.32       $ 11.11       $ 10.69
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                   5.51%(c)        6.02%          13.36%(c)        1.89%(c)      3.93%         7.51%(c)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)          $42,992         $26,864         $   904         $22,576       $19,137       $ 2,288
Ratios to average net assets:
   Net expenses                                0.50%(d)        0.50%           0.50%(d)        0.50%(d)      0.50%         0.50%(d)
   Net investment income                       0.38%(d)        1.09%           1.06%(d)        1.93%(d)      2.48%         3.91%(d)
Portfolio turnover                               31%(d)          64%              0%(d)          26%(d)        21%            0%(d)
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 49.

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) The Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies in 2001 and began amortizing premiums and discounts on debt securities using the daily, effective yield method. The effect of the change for the year ended December 31, 2001, for the Touchstone Balanced Fund and the Touchstone Core Bond Fund was a decrease in net investment income of $.013, for each Fund, an increase in net realized and unrealized gains of $.013, for each Fund, and a decrease in the ratio of net investment income from 2.78% and 5.72%, to 2.69% and 5.59%, respectively.
(b)   Calculated using average shares outstanding throughout the period.
(c)   Not annualized.
(d)   Annualized.
(e) Effective August 20, 2003, the Fund changed its fiscal year end to December 31.
(f) The Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies in 2001 and began amortizing premiums and discounts on debt securities using the daily, effective yield method. The effect of the change for the year ended December 31, 2001, for the Touchstone High Yield Fund was a decrease in net investment income of $.014, an increase in net realized and unrealized gains of $.014 and a decrease in the ratio of net investment income from 9.78% to 9.59%.
(g) Absent voluntary fee waivers by the Advisor, the ratio of expenses to average net assets would have been 0.80%.
(h)   The Fund commenced operations on May 1, 2001.
(i)   Less than $0.01 per share.
(j)   This Class commenced operations on July 15, 2003.
(k) Represents the period from commencement of operations (July 16, 2004) through December 31, 2004.

The accompanying notes are an integral part of the financial statements.

50

--------------------------------
Touchstone Variable Series Trust
--------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 2006 (Unaudited)

1.ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Touchstone Variable Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the Act), as an open-end management investment company, and was organized as a Massachusetts business trust on February 7, 1994. The Trust consists of: Touchstone Balanced Fund, Touchstone Baron Small Cap Fund, Touchstone Core Bond Fund, Touchstone Eagle Capital Appreciation Fund, Touchstone Enhanced Dividend 30 Fund, Touchstone Growth & Income Fund, Touchstone High Yield Fund, Touchstone Mid Cap Growth Fund (formerly Touchstone Emerging Growth Fund), Touchstone Money Market Fund, Touchstone Third Avenue Value Fund, Touchstone Value Plus Fund, Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund (individually a "Fund" and collectively the "Funds"). The Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund commenced operations of Class SC shares on July 31, 2006.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of June 30, 2006, outstanding shares were issued to separate accounts of Western-Southern Life Assurance Company, Integrity Life Insurance Company, National Integrity Life Insurance Company and Columbus Life Insurance Company, which are all part of the Western & Southern Financial Group (Western-Southern), and 100% of the outstanding shares of the Trust were collectively owned by affiliates of Western-Southern and certain supplemental executive retirement plans sponsored by Western-Southern and its affiliates.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures approved by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

FOREIGN CURRENCY VALUE TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Trust is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

FUTURES CONTRACTS. Certain Funds may enter into futures contracts to protect against adverse movement in the price of securities in the portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For the six months ended June 30, 2006, there were no futures contracts held in the Funds.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Funds bear the market risk that arises from any changes in contract values.

PORTFOLIO SECURITIES LOANED. Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. As of June 30, 2006, the following Funds loaned securities and received collateral as follows:

                                               Fair Value of           Value of
Fund                                         Securities Loaned  Collateral Received
-----------------------------------------------------------------------------------
Touchstone Balanced Fund                         $   431,892        $   440,970
Touchstone Baron Small Cap Fund                  $ 4,313,946        $ 4,423,247
Touchstone Eagle Capital Appreciation Fund       $   592,337        $   609,840
Touchstone Enhanced Dividend 30 Fund             $   345,564        $   324,800
Touchstone Growth & Income Fund                  $   328,750        $   336,680
Touchstone High Yield Fund                       $   887,857        $   922,627
Touchstone Mid Cap Growth Fund                   $ 8,047,688        $ 8,239,187
Touchstone Third Avenue Value Fund               $20,549,536        $21,168,526
Touchstone Value Plus Fund                       $ 1,103,423        $ 1,135,928

52

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral. Pursuant to the Fund's securities lending agreement, the cutodian segregated an additional $20,764 in collateral the following business day for securities on loan in the Enhanced Dividend 30 Fund as of June 30, 2006.

The Funds receive compensation in the form of fees, or they retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

DIVIDENDS AND DISTRIBUTIONS. Income dividends to shareholders for all Funds in the Trust, except the Touchstone Money Market Fund, are declared and paid by each Fund annually. The Touchstone Money Market Fund will declare dividends daily and pay dividends monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations.

FEDERAL INCOME TAX. It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income tax has been made.

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS. A Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Board of Trustees of the Trust and the change in the market value is recorded by the Funds as unrealized appreciation or depreciation of forward foreign currency contracts. For the six months ended June 30, 2006, the following Fund had the following open forward foreign currency contract:

                           Contracts To    In Exchange              Unrealized
Fund Name       Maturity      Deliver          For       Value     Appreciation
Touchstone
Balanced Fund
Sales           08/22/06   GBP 117,800     $221,193     $217,805      $3,388
--------------------------------------------------------------------------------
  GBP -- Great Britain Pound

REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian or another qualified custodian takes possession of the underlying collateral securities. Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost that, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

DOLLAR ROLL TRANSACTIONS. The Touchstone Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or yield as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when theFund seeks to repurchase them. The potential loss is limited, however, to the excess of the market price gain over the cash proceeds from the sale.

SECURITIES TRANSACTIONS. Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

ALLOCATIONS. Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

2. RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISOR. The President and certain other officers of the Trust are also officers of Touchstone Advisors, Inc. (the Advisor), the Trust's investment advisor, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, or Integrated Investment Services, Inc. (Integrated), formerly Integrated Fund Services, Inc., the Trust's administrator, transfer agent and accounting services agent. The Advisor, the Underwriter and Integrated are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company.

54

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

Under the terms of the Investment Advisory Agreement, each Fund pays an investment advisory fee that is computed daily and paid monthly based on a percentage of each Fund's average daily net assets as listed below:

                                                                           Touchstone           Touchstone
                 Touchstone         Touchstone         Touchstone         Eagle Capital          Enhanced
                  Balanced          Baron Small         Core Bond         Appreciation         Dividend 30
                    Fund             Cap Fund             Fund                Fund                 Fund
Rate                0.80%              1.05%              0.55%               0.75%                0.65%
---------------------------------------------------------------------------------------------------------------------------------
                 Touchstone         Touchstone         Touchstone          Touchstone           Touchstone             Touchstone
                  Growth &          High Yield           Mid Cap          Money Market         Third Avenue            Value Plus
                 Income Fund           Fund            Growth Fund            Fund              Value Fund                 Fund
Rate                0.80%              0.50%              0.80%               0.18%              0.80%                     0.75%
---------------------------------------------------------------------------------------------------------------------------------

                 Touchstone         Touchstone         Touchstone          Touchstone
                 Aggressive        Conservative         Enhanced            Moderate
                  ETF Fund           ETF Fund           ETF Fund            ETF Fund
Rate                0.40%              0.40%              0.40%               0.40%

Subject to review and approval by the Board of Trustees, the Advisor has entered into certain sub-advisory agreements for the investment advisory services in connection with the management of each of the Funds. The Advisor (not the Fund) pays each sub-advisor a fee that is computed daily and paid monthly based on average daily net assets, for services provided. For the six months ended June 30, 2006, the following sub-advisory agreements are in place:

TOUCHSTONE BALANCED FUND            Oppenheimer Capital LLC

TOUCHSTONE BARON SMALL CAP FUND     BAMCO, Inc.

TOUCHSTONE CORE BOND FUND           Fort Washington Investment Advisors, Inc.

TOUCHSTONE EAGLE CAPITAL            Eagle Asset Management, Inc.
APPRECIATION FUND

TOUCHSTONE ENHANCED                 Todd Investment Advisors, Inc.
DIVIDEND 30 FUND

TOUCHSTONE GROWTH &                 Deutsche Investment Management
INCOME FUND                         Americas Inc.

TOUCHSTONE HIGH YIELD FUND          Fort Washington Investment Advisors, Inc.

TOUCHSTONE MID CAP                  TCW Investment Management Company
GROWTH FUND                         and Westfield Capital Management
                                    Company LLC

TOUCHSTONE MONEY MARKET FUND        Fort Washington Investment Advisors, Inc.

TOUCHSTONE THIRD AVENUE             Third Avenue Management LLC
VALUE FUND

TOUCHSTONE VALUE PLUS FUND          Fort Washington Investment Advisors, Inc.

TOUCHSTONE AGGRESSIVE ETF FUND      Todd Investment Advisors, Inc.

TOUCHSTONE CONSERVATIVE ETF FUND    Todd Investment Advisors, Inc.

TOUCHSTONE ENHANCED ETF FUND        Todd Investment Advisors, Inc.

TOUCHSTONE MODERATE ETF FUND        Todd Investment Advisors, Inc.

Fort Washington Investment Advisors, Inc. and Todd Investment Advisors, Inc. are affiliates of the Advisor and of Western-Southern.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

SPONSOR AGREEMENT. The Trust, on behalf of each Fund, has entered into a Sponsor Agreement with the Advisor. The Advisor provides oversight of the various service providers to the Trust, including the Trust's administrator, custodian and transfer agent. The Advisor receives a fee from each Fund equal on an annual basis to 0.20% of the average daily net assets of that Fund. The Advisor has waived all fees under the Sponsor Agreement for the six months ended June 30, 2006 on all Funds except as follows:

                                                        Net Sponsor Fees
            Fund                                          Paid by Fund
            -------------------------------------------------------------
            Touchstone Baron Small Cap Fund                  $28,968
            Touchstone Core Bond Fund                        $   430
            Touchstone Eagle Capital Appreciation Fund       $ 8,465
            Touchstone High Yield Fund                       $15,734
            Touchstone Mid Cap Growth Fund                   $19,303
            Touchstone Third Avenue Value Fund               $68,088
            Touchstone Value Plus Fund                       $ 1,088

The Sponsor Agreement may be terminated by the Advisor or by the Trust on not less than 30 days prior written notice. See Note 5 for further information regarding the Sponsor Agreement.

ADMINISTRATION, ACCOUNTING SERVICES AND TRANSFER AGENCY AGREEMENT. Under the terms of the Administration, Accounting Services and Transfer Agency Agreement between the Trust and Integrated, Integrated supplies non-investment related administrative and compliance services for the Funds. Integrated supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. Integrated calculates the daily net asset value per share and maintains the financial books and records. Integrated performs transfer agent and other shareholder services for the Trust. For these services, Integrated receives a monthly fee from each Fund based on average daily net assets, subject to a minimum monthly fee. Integrated has waived all fees in connection with the transfer agency services it provides. In addition, each Fund pays Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT. The Underwriter acts as exclusive agent for the distribution of the Funds' shares. The Underwriter receives no compensation under this agreement.

PLAN OF DISTRIBUTION. The Trust has a Plan of Distribution (Class SC Plan) under which shares of the Touchstone Money Market Fund Class SC may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class SC Plan is 0.25% of average daily net assets attributable to such shares.

COMPLIANCE SERVICES AGREEMENT. Under the terms of the Compliance Services Agreement between the Trust and Integrated, Integrated provides certain compliance services to the Trust, including developing and assisting in implementing a compliance program for Integrated on behalf of the Funds and providing administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, Integrated receives a quarterly fee from each Fund.

56

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

AFFILIATED TRANSACTIONS. Each Fund, except the Touchstone Money Market Fund, may invest in the Touchstone Institutional Money Market Fund, subject to compliance with the several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that may not be waived or reimbursed.

A summary of each Fund's investment in the Touchstone Institutional Money Market Fund, for the six months ended June 30, 2006, is noted below:

                                                                    SHARE ACTIVITY
                                                  ----------------------------------------------------
                                                   Balance                                    Balance                    Value
                                                  12/31/05    Purchases        Sales          6/30/06     Dividends     6/30/06
------------------------------------------------------------------------------------------------------------------------------------
  Touchstone Balanced Fund
     Touchstone Institutional
     Money Market Fund                             596,823     5,667,617    (6,110,134)       154,306   $     9,493   $   154,306

  Touchstone Baron Small Cap Fund
     Touchstone Institutional
     Money Market Fund                             378,875     3,399,409    (3,345,944)       432,340   $     6,172   $   432,340

  Touchstone Core Bond Fund
     Touchstone Institutional
     Money Market Fund                           3,691,857    15,318,593   (17,640,146)     1,370,304   $    28,427   $ 1,370,304

  Touchstone Eagle Capital Appreciation Fund
     Touchstone Institutional
     Money Market Fund                           2,514,704     7,318,801    (8,939,780)       893,725   $    47,356   $   893,725

  Touchstone Enhanced Dividend 30 Fund
     Touchstone Institutional
     Money Market Fund                             843,625     2,708,014    (3,225,205)       326,434   $     7,937   $   326,434

  Touchstone Growth & Income Fund
     Touchstone Institutional
     Money Market Fund                          11,503,852     8,424,131   (19,423,600)       504,383   $    89,670   $   504,383

  Touchstone High Yield Fund
     Touchstone Institutional
     Money Market Fund                           2,810,539     8,305,832   (11,070,306)        46,065   $    16,362   $    46,065

  Touchstone Mid Cap Growth Fund
     Touchstone Institutional
     Money Market Fund                           1,153,790     7,098,476    (6,920,652)     1,331,614   $    22,058   $ 1,331,614

  Touchstone Third Avenue Value Fund
     Touchstone Institutional
     Money Market Fund                          20,041,878    10,065,076   (19,392,053)    10,714,901   $   378,227   $10,714,901

  Touchstone Value Plus Fund
     Touchstone Institutional
     Money Market Fund                             530,134     2,557,704    (2,836,152)       251,686   $     9,680   $   251,686

  Touchstone Aggressive ETF Fund
     Touchstone Institutional
     Money Market Fund                             335,235     5,627,388    (5,637,117)       325,506   $     7,135   $   325,506

  Touchstone Conservative ETF Fund
     Touchstone Institutional
     Money Market Fund                             197,626     3,452,958    (3,453,127)       197,457   $     5,316   $   197,457

  Touchstone Enhanced ETF Fund
     Touchstone Institutional
     Money Market Fund                             687,533     9,244,739    (9,154,923)       777,349   $    20,190   $   777,349

  Touchstone Moderate ETF Fund
     Touchstone Institutional
     Money Market Fund                             573,281     4,861,048    (5,045,223)       389,106   $     8,708   $   389,106

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Touchstone Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown.

                                                       Touchstone Balanced                           Touchstone Baron
                                                              Fund                                    Small Cap Fund
                                                   For the               For the                For the              For the
                                                 Six Months               Year                Six Months              Year
                                                    Ended                 Ended                  Ended                Ended
                                                June 30, 2006         December 31,           June 30, 2006        December 31,
                                                 (Unaudited)              2005                (Unaudited)             2005
Shares issued                                        132,316               221,240                76,495               350,319
Shares reinvested                                         --               107,217                    --                    --
Shares redeemed                                     (221,316)             (452,511)             (151,872)             (233,860)
                                                  ----------------------------------------------------------------------------
Net increase (decrease) in shares outstanding        (89,000)             (124,054)              (75,377)              116,459
Shares outstanding, beginning of period            1,842,892             1,966,946             1,379,960             1,263,501
                                                  ----------------------------------------------------------------------------
Shares outstanding, end of period                  1,753,892             1,842,892             1,304,583             1,379,960

                                                         Touchstone Core                         Touchstone Eagle Capital
                                                            Bond Fund                                Appreciation Fund
                                                   For the               For the                For the              For the
                                                 Six Months               Year                Six Months              Year
                                                    Ended                 Ended                  Ended                Ended
                                                June 30, 2006         December 31,           June 30, 2006        December 31,
                                                 (Unaudited)              2005                (Unaudited)             2005
Shares issued                                        178,482               372,178                24,100                77,605
Shares reinvested                                         --                    --                    --                 2,034
Shares redeemed                                     (270,153)             (535,835)             (202,369)             (476,687)
                                                  ----------------------------------------------------------------------------
Net decrease in shares outstanding                   (91,671)             (163,657)             (178,269)             (397,048)
Shares outstanding, beginning of period            3,797,285             3,960,942             2,258,268             2,655,316
                                                  ----------------------------------------------------------------------------
Shares outstanding, end of period                  3,705,614             3,797,285             2,079,999             2,258,268

                                                       Touchstone Enhanced                           Touchstone Growth
                                                        Dividend 30 Fund                               & Income Fund
                                                   For the               For the                For the              For the
                                                 Six Months               Year                Six Months              Year
                                                    Ended                 Ended                  Ended                Ended
                                                June 30, 2006         December 31,           June 30, 2006        December 31,
                                                 (Unaudited)              2005                (Unaudited)             2005
Shares issued                                         29,006               502,702                45,517               117,609
Shares reinvested                                         --                    --                    --               144,551
Shares redeemed                                     (641,751)             (887,517)             (280,309)             (562,238)
                                                  ----------------------------------------------------------------------------
Net decrease in shares outstanding                  (612,745)             (384,815)             (234,792)             (300,078)
Shares outstanding, beginning of period            2,856,261             3,241,076             2,760,057             3,060,135
                                                  ----------------------------------------------------------------------------
Shares outstanding, end of period                  2,243,516             2,856,261             2,525,265             2,760,057

                                                         Touchstone High                            Touchstone Mid Cap
                                                           Yield Fund                                   Growth Fund
                                                   For the               For the                For the              For the
                                                 Six Months               Year                Six Months              Year
                                                    Ended                 Ended                  Ended                Ended
                                                June 30, 2006         December 31,           June 30, 2006        December 31,
                                                 (Unaudited)              2005                (Unaudited)             2005
Shares issued                                        420,172             2,417,219               104,191               205,023
Shares reinvested                                         --                    --                    --               510,256
Shares redeemed                                   (1,287,771)           (3,104,305)             (264,754)             (448,567)
                                                  ----------------------------------------------------------------------------
Net increase (decrease) in shares outstanding       (867,599)             (687,086)             (160,563)              266,712
Shares outstanding, beginning of period            4,438,435             5,125,521             1,900,763             1,634,051
                                                  ----------------------------------------------------------------------------
Shares outstanding, end of period                  3,570,836             4,438,435             1,740,200             1,900,763

58

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

                                                        Touchstone Third                             Touchstone Value
                                                        Avenue Value Fund                                Plus Fund
                                                   For the               For the                For the              For the
                                                 Six Months               Year                Six Months              Year
                                                    Ended                 Ended                  Ended                Ended
                                                June 30, 2006         December 31,           June 30, 2006        December 31,
                                                 (Unaudited)              2005                (Unaudited)             2005
Shares issued                                        296,200               954,865                67,500               218,558
Shares reinvested                                         --               111,946                    --                    --
Shares redeemed                                     (515,025)             (663,115)             (247,229)             (432,857)
                                                  ----------------------------------------------------------------------------
Net increase (decrease) in shares outstanding       (218,825)              403,696              (179,729)             (214,299)
Shares outstanding, beginning of period            4,355,886             3,952,190             1,626,330             1,840,629
                                                  ----------------------------------------------------------------------------
Shares outstanding, end of period                  4,137,061             4,355,886             1,446,601             1,626,330

                                                      Touchstone Aggressive                       Touchstone Conservative
                                                            ETF Fund                                     ETF Fund
                                                   For the               For the                For the              For the
                                                 Six Months               Year                Six Months              Year
                                                    Ended                 Ended                  Ended                Ended
                                                June 30, 2006         December 31,           June 30, 2006        December 31,
                                                 (Unaudited)              2005                (Unaudited)             2005
Shares issued                                        415,165             1,185,928               352,179               778,609
Shares reinvested                                         --                    --                    --                   330
Shares redeemed                                     (267,973)             (242,515)              (68,026)              (83,036)
                                                  ----------------------------------------------------------------------------
Net increase in shares outstanding                   147,192               943,413               284,153               695,903
Shares outstanding, beginning of period            1,313,640               370,227               755,648                59,745
                                                  ----------------------------------------------------------------------------
Shares outstanding, end of period                  1,460,832             1,313,640             1,039,801               755,648

                                                       Touchstone Enhanced                          Touchstone Moderate
                                                            ETF Fund                                       ETF Fund
                                                   For the               For the                For the              For the
                                                 Six Months               Year                Six Months              Year
                                                    Ended                 Ended                  Ended                Ended
                                                June 30, 2006         December 31,           June 30, 2006        December 31,
                                                 (Unaudited)              2005                (Unaudited)             2005
Shares issued                                      1,201,475             2,323,299               463,771             1,673,453
Shares reinvested                                         --                    --                    --                    --
Shares redeemed                                      (42,197)             (160,264)             (191,357)             (165,563)
                                                  ----------------------------------------------------------------------------
Net increase in shares outstanding                 1,159,278             2,163,035               272,414             1,507,890
Shares outstanding, beginning of period            2,243,057                80,022             1,722,003               214,113
                                                  ----------------------------------------------------------------------------
Shares outstanding, end of period                  3,402,335             2,243,057             1,994,417             1,722,003

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

5. EXPENSE REIMBURSEMENTS

The Advisor has contractually agreed to waive its fees under the Sponsor Agreement or reimburse certain other fees and expenses of each Fund, such that after such waivers and reimbursements, the aggregate operating expenses of each Fund do not exceed that Fund's expense cap (the Expense Cap). For this purpose, operating expenses are exclusive of interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses. For financial reporting purposes for the six months ended June 30, 2006, Custodian fees reduced by the Custodian were $783, $1,205 and $2,781 for the Touchstone Balanced Fund, the Touchstone Eagle Capital Appreciation Fund and the Touchstone Value Plus Fund, respectively. There was no effect on net investment income. Each Fund's Expense Cap, as calculated on an annual basis, and as a percentage of average daily net assets of the Fund, is listed below. Also listed are the amounts of Sponsor fees waived by the Advisor under the Sponsor Agreement, the amount of Advisory fees waived and other expenses reimbursed by the Advisor and the amount of Transfer agent fees waived by the Transfer agent for each Fund for the six months ended June 30, 2006:

                                                       Touchstone                      Touchstone     Touchstone      Touchstone
                                        Touchstone        Baron        Touchstone     Eagle Capital    Enhanced        Growth &
                                         Balanced       Small Cap       Core Bond     Appreciation    Dividend 30       Income
                                           Fund           Fund            Fund            Fund           Fund           Fund
Expense cap                                  0.90%          1.65%            0.75%          1.05%          0.75%          0.85%
Sponsor fees waived                     $  29,810      $      --        $  37,605      $  20,601      $  23,993      $  27,768
Advisory fees waived                    $  24,676      $      --        $   3,369      $      --      $  23,379      $  29,126
Fees reduced by
   Custodian                            $     783      $      --        $      --      $   1,205      $      --      $      --
Transfer agent
   fees waived                          $   6,000      $   6,000        $   6,000      $   6,000      $   6,000      $   6,000
------------------------------------------------------------------------------------------------------------------------------------

                                                       Touchstone      Touchstone       Touchstone    Touchstone
                                        Touchstone       Mid Cap      Money Market  - Money Market - Third Avenue     Touchstone
                                        High Yield       Growth          Class I         Class SC        Value        Value Plus
                                           Fund           Fund            Fund             Fund          Fund           Fund
Expense cap                                  0.80%          1.15%            0.28%          0.54%          1.05%          1.15%
Sponsor fees waived                     $  20,340      $  15,101        $  44,248      $  36,161      $  52,639      $  16,277
Advisory fees waived                    $   3,801      $      --        $  13,599      $   8,805      $      --      $     171
Fees reduced by
   Custodian                            $      --      $      --        $      --      $      --      $      --      $   2,781
Transfer agent
   fees waived                          $   6,000      $   6,000        $   3,000      $   3,000      $   6,000      $   6,000
------------------------------------------------------------------------------------------------------------------------------------
                                        Touchstone     Touchstone      Touchstone      Touchstone
                                        Aggressive    Conservative      Enhanced        Moderate
                                         ETF Fund       ETF Fund        ETF Fund        ETF Fund

Expense cap                                  0.50%          0.50%            0.50%          0.50%
Sponsor fees waived                     $  15,911      $   9,654        $  35,576      $  20,636
Advisory fees waived
   and/or expenses
   reimbursed                           $  24,349      $  27,701        $  13,919      $  21,498
Transfer agent
   fees waived                          $   6,000      $   6,000        $   6,000      $   6,000
------------------------------------------------------------------------------------------------------------------------------------

60

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

6. PURCHASES AND SALES OF INVESTMENT SECURITIES

Investment transactions (excluding purchases and sales of U.S. government obligations, U.S. government agency obligations and short-term investments) for the six months ended June 30, 2006 were as follows:

                                          Touchstone                           Touchstone       Touchstone
                        Touchstone           Baron           Touchstone       Eagle Capital      Enhanced
                         Balanced          Small Cap          Core Bond       Appreciation      Dividend 30
                           Fund              Fund               Fund              Fund             Fund
Cost of Purchases       $ 9,754,071        $3,266,870        $47,356,121       $7,953,944       $2,749,067
Proceeds from Sales     $10,892,709        $4,815,398        $45,295,656       $8,826,051       $7,689,317
----------------------------------------------------------------------------------------------------------------

                        Touchstone                           Touchstone        Touchstone
                         Growth &         Touchstone           Mid Cap        Third Avenue      Touchstone
                          Income          High Yield           Growth             Value         Value Plus
                           Fund              Fund               Fund              Fund             Fund
Cost of Purchases       $20,334,858       $ 7,366,358        $ 8,247,312       $ 8,529,026      $7,029,630
Proceeds from Sales     $11,521,308       $13,393,412        $11,495,761       $4,536,258       $8,665,391
----------------------------------------------------------------------------------------------------------------

                        Touchstone        Touchstone         Touchstone        Touchstone
                        Aggressive       Conservative         Enhanced          Moderate
                         ETF Fund          ETF Fund           ETF Fund          ETF Fund
Cost of Purchases       $5,965,579         $4,214,450        $20,115,359       $6,164,885
Proceeds from Sales     $3,870,582         $1,019,439        $5,364,595        $2,686,829
----------------------------------------------------------------------------------------------------------------

7. FEDERAL TAX INFORMATION

The tax character of distributions paid for the year ended December 31, 2005 was as follows:

                                                                                                            Touchstone
                                                    Touchstone        Touchstone           Touchstone      Eagle Capital
                                                     Balanced       Baron Small Cap         Core Bond      Appreciation
                                                       Fund              Fund                 Fund             Fund
                                                       2005              2005                 2005             2005
From ordinary income                                 $  423,860         $       --         $       --         $   26,545
From long-term capital gains                          1,332,554                 --                 --                 --
-------------------------------------------------------------------------------------------------------------------------
                                                     $1,756,414         $       --         $       --         $   26,545
=========================================================================================================================

                                                     Touchstone         Touchstone          Touchstone         Touchstone
                                                      Enhanced           Growth &              High              Mid Cap
                                                     Dividend 30          Income               Yield             Growth
                                                        Fund               Fund                Fund               Fund
                                                        2005               2005                2005               2005
From ordinary income                                 $       --         $    9,376         $       --         $1,573,854
From long-term capital gains                                 --          1,493,657                 --          7,432,171
-------------------------------------------------------------------------------------------------------------------------
                                                     $       --         $1,503,333         $       --         $9,006,025
=========================================================================================================================

                                                      Touchstone        Touchstone         Touchstone
                                                         Money         Third Avenue           Value
                                                        Market             Value              Plus
                                                         Fund              Fund               Fund
                                                        2005               2005               2005
From ordinary income                                 $2,417,457         $  865,653         $       --
From long-term capital gains                                 --          2,156,836                 --
-------------------------------------------------------------------------------------------------------------------------
                                                     $2,417,457         $3,022,489         $       --
=========================================================================================================================

                                                     Touchstone         Touchstone         Touchstone         Touchstone
                                                     Aggressive        Conservative         Enhanced           Moderate
                                                         ETF                ETF                ETF                ETF
                                                        Fund               Fund               Fund               Fund
                                                        2005               2005               2005               2005
From ordinary income                                 $       --         $    3,526         $       --         $       --
-------------------------------------------------------------------------------------------------------------------------

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

The following information is computed on a tax basis for each item as of December 31, 2005:

                                                                               Touchstone       Touchstone       Touchstone
                                           Touchstone        Touchstone            Core         Eagle Capital      Enhanced
                                            Balanced       Baron Small Cap         Bond         Appreciation      Dividend 30
                                              Fund              Fund               Fund             Fund             Fund
Cost of portfolio investments            $ 29,419,827      $ 22,022,003      $ 40,719,061      $ 29,469,839      $ 28,224,642
------------------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation               2,672,395         9,833,346            79,866         2,549,577         1,540,791
Gross unrealized depreciation                (442,239)         (408,709)         (494,439)         (337,459)       (2,492,820)
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation)                            2,230,156         9,424,637          (414,573)        2,212,118          (952,029)
Capital loss carryforward                          --                --          (362,634)       (7,826,628)         (270,814)
Post-October losses                                --                --          (177,008)               --          (137,396)
Undistributed ordinary income                 530,005                --         1,596,915           239,438           583,832
Undistributed long-term gains               2,725,233           844,133                --                                  --
------------------------------------------------------------------------------------------------------------------------------------
Accumulated earnings (deficit)           $  5,485,394      $ 10,268,770      $    642,700      $ (5,375,072)     $   (776,407)
------------------------------------------------------------------------------------------------------------------------------------

                                  Touchstone                        Touchstone      Touchstone         Touchstone
                                   Growth &        Touchstone         Mid Cap         Money           Third Avenue      Touchstone
                                    Income         High Yield         Growth          Market              Value         Value Plus
                                     Fund             Fund             Fund            Fund               Fund             Fund
Cost of portfolio
   investments                    $ 27,498,837     $ 39,696,030     $ 31,615,082     $ 79,331,431     $ 83,404,071     $ 16,041,618
------------------------------------------------------------------------------------------------------------------------------------
Gross unrealized
   appreciation                      1,700,222        1,001,666        7,508,970               --       34,581,883        2,969,412
Gross unrealized
  depreciation                        (347,128)        (541,756)        (543,040)              --       (1,791,019)        (541,565)
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized
  appreciation
  (depreciation)                     1,353,094          459,910        6,965,930               --       32,790,864        2,427,847
Capital loss
  carryforward                              --       (1,936,164)              --         (442,801)      (3,362,272)      (5,915,263)
Post-October losses                         --          (67,962)              --               --           (8,994)              --
Undistributed
  ordinary income                      648,768        2,695,173               --               --        1,428,869          150,839
Undistributed
  long-term gains                    2,556,439               --        1,886,125               --        6,531,092               --
------------------------------------------------------------------------------------------------------------------------------------
Accumulated
  earnings (deficit)              $  4,558,301     $  1,150,957     $  8,852,055     $   (442,801)    $ 37,379,559     $ (3,336,577)
------------------------------------------------------------------------------------------------------------------------------------

The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year end.

                                       Touchstone           Touchstone           Touchstone          Touchstone
                                       Aggressive          Conservative           Enhanced            Moderate
                                           ETF                  ETF                  ETF                 ETF
                                          Fund                 Fund                 Fund                Fund
Cost of portfolio investments        $ 14,234,708         $  8,115,495         $ 26,190,628         $ 19,048,068
-----------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation             455,374              126,636              924,987              463,952
Gross unrealized depreciation             (88,035)             (64,807)            (118,020)            (133,111)
-----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation               367,339               61,829              806,967              330,841
Undistributed ordinary income             263,300              136,924              326,749              287,434
Undistributed long-term gains                  --                1,895                   --                1,206
-----------------------------------------------------------------------------------------------------------------
Accumulated earnings                 $    630,639         $    200,648         $  1,133,716         $    619,481
-----------------------------------------------------------------------------------------------------------------

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

62

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

During the year ended December 31, 2005, the following Funds utilized capital loss carryforwards as follows:

                                                             Amount
Touchstone Baron Small Cap Fund                           $  589,471
Touchstone Core Bond Fund                                     79,577
Touchstone Eagle Capital Appreciation Fund                 3,039,246
Touchstone Enhanced Dividend 30 Fund                         747,279
Touchstone High Yield Fund                                   543,103
Touchstone Value Plus Fund                                 1,673,457

The capital loss carryforwards as of December 31, 2005 in the table above expire as follows:

                                                     Amount     Expiration Date

Touchstone Core Bond Fund                          $  149,461  December 31, 2008
                                                           22  December 31, 2011
                                                       59,279  December 31, 2012
                                                      153,872  December 31, 2013
Touchstone Eagle Capital Appreciation Fund*        $7,826,628  December 31, 2010
Touchstone Enhanced Dividend 30 Fund               $  270,814  December 31, 2011
Touchstone High Yield Fund                         $  269,922  December 31, 2008
                                                        6,124  December 31, 2009
                                                      283,470  December 31, 2010
                                                    1,376,648  December 31, 2011
Touchstone Money Market Fund*                      $   35,009  December 31, 2006
                                                       58,431  December 31, 2007
                                                      104,616  December 31, 2008
                                                      244,587  December 31, 2009
                                                           28  December 31, 2010
                                                          130  December 31, 2012
Touchstone Third Avenue Value Fund*                $3,123,630  December 31, 2010
                                                      216,360  December 31, 2011
                                                       22,282  December 31, 2012
Touchstone Value Plus Fund*                        $3,338,978  December 31, 2010
                                                    2,576,285  December 31, 2011

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

* A portion of the capital losses may be limited under tax regulations.

From November 1, 2005 to December 31, 2005, the following Funds incurred the following net losses. The Funds intend to elect to defer these losses and treat them as arising on January 1, 2006:

                                                              Amount
Touchstone Core Bond Fund                                   $177,008
Touchstone Enhanced Dividend 30 Fund                         137,396
Touchstone High Yield Fund                                    67,962
Touchstone Third Avenue Fund                                   8,994

Reclassification of capital accounts - Reclassifications result primarily from the differencein the tax treatment of paydown securities, expiration of capital loss carryforwards and net investment losses.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

These reclassifications have no impact on the net assets or net assets per share of the Funds and are designed to present to the Funds capital accounts on a tax basis.

                                        Undistributed
                                       Net Investment    Realized      Paid-In
                                           Income        Gain/Loss     Capital
Touchstone Baron Small Cap Fund           $ 294,444     $ (63,998)    $(230,446)
Touchstone Core Bond Fund                    92,181       (92,181)           --
Touchstone High Yield                        (4,121)        4,121            --
Touchstone Mid Cap Growth Fund              159,779       (50,819)     (108,960)
Touchstone Third Avenue Fund                 (7,223)        7,223            --

FEDERAL TAX INFORMATION. For the six months ended June 30, 2006, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                                                                       Net Unrealized
                                                   Federal                                              Appreciation
                                                  Tax Cost        Appreciation      Depreciation       (Depreciation)
Touchstone Balanced Fund                        $ 28,490,099      $  1,946,197      $   (792,055)      $  1,154,142
Touchstone Baron Small Cap Fund                   23,282,370        10,246,021          (702,772)         9,543,249
Touchstone Core Bond Fund                         39,858,558            16,329        (1,050,392)        (1,034,063)
Touchstone Eagle Capital Appreciation Fund        27,101,764         2,372,551          (954,978)         1,417,573
Touchstone Enhanced Dividend 30 Fund              20,396,873         2,595,440          (879,160)         1,716,280
Touchstone High Yield Fund                        26,278,943         1,427,068          (746,078)           680,990
Touchstone Growth & Income Fund                   31,431,227           313,184        (1,176,760)          (863,576)
Touchstone Mid Cap Growth Fund                    34,078,769         7,699,543          (537,793)         7,161,750
Touchstone Money Market Fund                     104,949,138                --                --                 --
Touchstone Third Avenue Value Fund               102,221,848        37,453,075        (2,823,014)        34,630,061
Touchstone Value Plus Fund                        15,704,824         2,113,124          (467,057)         1,646,067
Touchstone Aggressive ETF Fund                    16,677,987           598,216          (252,686)           345,530
Touchstone Conservative ETF Fund                  11,338,258           200,559          (249,327)           (48,768)
Touchstone Enhanced ETF Fund                      41,381,548         2,115,560          (337,425)         1,778,135
Touchstone Moderate ETF Fund                      22,601,575           687,320          (466,297)           221,023

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact on the financial statements of the Funds.

8. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

64

--------------------------------
Touchstone Variable Series Trust
--------------------------------

OTHER ITEMS
--------------------------------------------------------------------------------
                                                       June 30, 2006 (Unaudited)

PROXY VOTING GUIDELINES

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 is available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSEs

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2006" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                                                                             Expenses
                                                  Net Expense         Beginning            Ending         Paid During the
                                                     Ratio             Account             Account          Six Months
                                                  Annualized            Value               Value              Ended
                                                   June 30,          January 1,           June 30,           June 30,
                                                     2006               2006                2006              2006 *
TOUCHSTONE BALANCED FUND
    Actual                                           0.90%             $1,000.00         $1,018.90            $4.51
    Hypothetical                                     0.90%             $1,000.00         $1,020.33            $4.51

TOUCHSTONE BARON SMALL CAP FUND
    Actual                                           1.49%             $1,000.00         $1,095.50            $7.74
    Hypothetical                                     1.49%             $1,000.00         $1,017.41            $7.45

TOUCHSTONE CORE BOND FUND
    Actual                                           0.75%             $1,000.00            $991.20           $3.70
    Hypothetical                                     0.75%             $1,000.00         $1,021.08            $3.76

TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND
    Actual                                           1.05%             $1,000.00         $1,023.70            $5.27
    Hypothetical                                     1.05%             $1,000.00         $1,019.59            $5.26

TOUCHSTONE ENHANCED DIVIDEND 30 FUND
    Actual                                           0.75%             $1,000.00         $1,093.50            $3.89
    Hypothetical                                     0.75%             $1,000.00         $1,021.08            $3.76

TOUCHSTONE GROWTH & INCOME FUND
    Actual                                           0.85%             $1,000.00         $1,025.10            $4.27
    Hypothetical                                     0.85%             $1,000.00         $1,020.58            $4.26

TOUCHSTONE HIGH YIELD FUND
    Actual                                           0.80%             $1,000.00         $1,005.90            $3.98
    Hypothetical                                     0.80%             $1,000.00         $1,020.83            $4.01

TOUCHSTONE MID CAP GROWTH FUND
    Actual                                           1.15%             $1,000.00         $1,076.00            $5.92
    Hypothetical                                     1.15%             $1,000.00         $1,019.09            $5.76

TOUCHSTONE MONEY MARKET FUND
  Class I    Actual                                  0.28%             $1,000.00         $1,022.70            $1.40
  Class I    Hypothetical                            0.28%             $1,000.00         $1,023.41            $1.40

  Class SC   Actual                                  0.54%             $1,000.00         $1,021.40            $2.71
  Class SC   Hypothetical                            0.54%             $1,000.00         $1,022.12            $2.71

TOUCHSTONE THIRD AVENUE VALUE FUND
    Actual                                           1.05%             $1,000.00         $1,045.70            $5.33
    Hypothetical                                     1.05%             $1,000.00         $1,019.59            $5.26

TOUCHSTONE VALUE PLUS FUND
    Actual                                           1.15%             $1,000.00         $1,031.30            $5.79
    Hypothetical                                     1.15%             $1,000.00         $1,019.09            $5.76

TOUCHSTONE AGGRESSIVE ETF FUND
    Actual                                           0.50%             $1,000.00         $1,030.10            $2.52
    Hypothetical                                     0.50%             $1,000.00         $1,022.32            $2.51

TOUCHSTONE CONSERVATIVE ETF FUND
    Actual                                           0.50%             $1,000.00         $1,006.50            $2.49
    Hypothetical                                     0.50%             $1,000.00         $1,022.32            $2.51

TOUCHSTONE ENHANCED ETF FUND
    Actual                                           0.50%             $1,000.00         $1,055.10            $2.55
    Hypothetical                                     0.50%             $1,000.00         $1,022.32            $2.51

TOUCHSTONE MODERATE ETF FUND
    Actual                                           0.50%             $1,000.00         $1,018.90            $2.50
    Hypothetical                                     0.50%             $1,000.00         $1,022.32            $2.51

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

ITEM 2. CODE OF ETHICS.

Not required for Semiannual Reports

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for Semiannual Reports

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for Semiannual Reports

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have procedures by which shareholders may recommend nominees to its Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) The Code of Ethics for Senior Financial Officers was filed with registrant's N- CSR for the December 31, 2005 fiscal year and is hereby incorporated by reference.

(a)(2) The certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b) The certifications required by Item 11(b) of Form N-CSR are filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Variable Series Trust
             -------------------------------------------------------------------
By (Signature and Title)

/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date: September 7, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date: September 7, 2006


/s/ Terrie A. Wiedenheft
--------------------------------------------------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date:  September 7, 2006